UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22245
First Trust Exchange-Traded Fund III
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)
Registrant's telephone number, including area code:
(630) 765-8000
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2026
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
The information presented in this Form N-CSR relates solely to the fund(s) for which a report is included in Item 1 below, each a series of the Registrant.
Item 1. Reports to Shareholders.
(a) Following is a copy of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

First Trust Preferred Securities
and Income ETF
FPE | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the First Trust Preferred Securities and Income ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FPE. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Preferred Securities and Income ETF	$42	0.84%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of April 30, 2026)
Fund net assets	$6,365,546,025
Total number of portfolio holdings	259
Portfolio turnover rate	13%
WHAT DID THE FUND INVEST IN? (As of April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Bank of America Corp., 6.63%	2.6%
Wells Fargo & Co., Series L, 7.50%	2.1%
Barclays PLC, 8.00%	1.7%
NextEra Energy Capital Holdings, Inc., Series U, 6.50%, 06/01/85	1.4%
JPMorgan Chase & Co., Series NN, 6.88%	1.4%
Xcel Energy, Inc., 6.25%, 10/15/85	1.3%
Credit Agricole S.A., 7.13%	1.2%
Citigroup, Inc., 6.63%	1.2%
BNP Paribas S.A., 7.20%	1.1%
T-Mobile USA, Inc., 5.50%, 03/01/70	1.1%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FPE to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Preferred Securities and Income ETF (FPE)

First Trust Institutional
Preferred Securities and Income ETF
FPEI | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the First Trust Institutional Preferred Securities and Income ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FPEI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Institutional Preferred Securities and Income ETF	$43	0.85%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of April 30, 2026)
Fund net assets	$1,888,652,516
Total number of portfolio holdings	172
Portfolio turnover rate	14%
WHAT DID THE FUND INVEST IN? (As of April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Bank of America Corp., 6.63%	3.0%
Credit Agricole S.A., 7.13%	1.9%
ING Groep N.V., 7.00%	1.8%
Toronto-Dominion Bank (The), 8.13%, 10/31/82	1.7%
Banco Bilbao Vizcaya Argentaria S.A., 7.75%	1.7%
Citigroup, Inc., 6.63%	1.7%
Enbridge, Inc., 8.50%, 01/15/84	1.6%
Banco Santander S.A., 9.63%	1.5%
Charles Schwab (The) Corp., Series H, 4.00%	1.5%
Bank of Montreal, 7.70%, 05/26/84	1.5%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FPEI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Institutional Preferred Securities and Income ETF (FPEI)

First Trust Managed Municipal ETF
FMB | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the First Trust Managed Municipal ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FMB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Managed Municipal ETF	$24	0.48%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of April 30, 2026)
Fund net assets	$2,009,807,714
Total number of portfolio holdings	1,256
Portfolio turnover rate	9%
WHAT DID THE FUND INVEST IN? (As of April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Sector Allocation
Hospital	14.0%
Airport	11.0%
Gas	9.5%
Insured	8.6%
Government Obligation Bond - Unlimited Tax	8.0%
Certificates of Participation	6.2%
Dedicated Tax	5.9%
Utility	5.0%
Special Assessment	4.6%
All Other	27.2%
Credit Quality (1)
(1) The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since November 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FMB or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective February 1, 2026, the Board of Trustees has approved a permanent contractual reduction of the annual unitary management fee for the Fund. The annual unitary management fee for the Fund is now 0.39%. Additionally, under the Fund’s new fee structure, the Fund will not be eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FMB to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Managed Municipal ETF (FMB)

First Trust Long/Short Equity ETF
FTLS | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the First Trust Long/Short Equity ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTLS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Long/Short Equity ETF	$67	1.32%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of April 30, 2026)
Fund net assets	$2,295,406,802
Total number of portfolio holdings	393
Portfolio turnover rate	118%
WHAT DID THE FUND INVEST IN? (As of April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
Common Stocks	94.5%
Exchange-Traded Funds	1.9%
Money Market Funds	1.7%
Common Stocks Sold Short	(27.1%)
Net Other Assets and Liabilities(1)	29.0%
Total	100.0%
Sector Allocation
(1) Includes variation margin on futures contracts.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTLS to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Long/Short Equity ETF (FTLS)

First Trust Emerging Markets
Local Currency Bond ETF
FEMB | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the First Trust Emerging Markets Local Currency Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FEMB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Emerging Markets Local Currency Bond ETF	$43	0.85%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of April 30, 2026)
Fund net assets	$352,924,715
Total number of portfolio holdings	80
Portfolio turnover rate	12%
WHAT DID THE FUND INVEST IN? (As of April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Malaysia Government Bond, 2.63%, 04/15/31	5.3%
Indonesia Treasury Bond, 8.38%, 03/15/34	4.3%
Republic of Poland Government Bond, 6.00%, 10/25/33	3.9%
Indonesia Treasury Bond, 8.25%, 05/15/36	3.5%
Indonesia Treasury Bond, 7.00%, 09/15/30	3.5%
Republic of South Africa Government Bond, 8.25%, 03/31/32	3.5%
India Government Bond, 7.18%, 07/24/37	3.4%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/35	3.4%
Bonos de la Tesoreria de la Republica en pesos, 4.70%, 09/01/30	3.4%
Indonesia Treasury Bond, 9.00%, 03/15/29	3.2%
Credit Quality (1)

(1) The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FEMB to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Emerging Markets Local Currency Bond ETF (FEMB)

First Trust RiverFront
Dynamic Developed International ETF
RFDI | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the First Trust RiverFront Dynamic Developed International ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/RFDI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust RiverFront Dynamic Developed International ETF	$44	0.83%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of April 30, 2026)
Fund net assets	$152,427,930
Total number of portfolio holdings	149
Portfolio turnover rate	2%
WHAT DID THE FUND INVEST IN? (As of April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Advantest Corp.	3.4%
HSBC Holdings PLC	3.1%
Shell PLC	2.3%
Novartis AG	2.1%
ASML Holding N.V.	2.0%
TotalEnergies SE	1.9%
ABB Ltd.	1.9%
UBS Group AG	1.8%
Barclays PLC	1.7%
Allianz SE	1.6%
Sector Allocation
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since November 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/RFDI or upon request at 1-800-621-1675 or info@ftportfolios.com.
The Board of Trustees for the Fund approved a change in the Fund’s name and ticker symbol. This change is expected to become effective on or about August 24, 2026. The Fund’s name will change to “First Trust Active Factor International ETF,” and the Fund’s ticker will change to “AFDM.”
In connection with the change to the Fund’s name, the Fund will adopt a non-fundamental investment policy to invest at least 80% of its net assets (including investment borrowings) in the equity securities of international developed market companies listed and traded on U.S. and non-U.S. exchanges, and will no longer pursue its current dynamic developed international strategy. The Fund will instead seek to follow a multi-factor quantitative methodology to construct a portfolio of securities exhibiting exposure to the value, momentum, quality and low volatility factors. Additionally, the Fund’s annual unitary management fee will be reduced to 0.80% of the Fund’s average daily net assets, the Fund’s portfolio management team will change to members of the First Trust Investment Committee, and the Fund will no longer have a sub-advisor.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/RFDI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust RiverFront Dynamic Developed International ETF (RFDI)

First Trust RiverFront
Dynamic Emerging Markets ETF
RFEM | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the First Trust RiverFront Dynamic Emerging Markets ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/RFEM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust RiverFront Dynamic Emerging Markets ETF	$51	0.95%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of April 30, 2026)
Fund net assets	$77,642,719
Total number of portfolio holdings	112
Portfolio turnover rate	2%
WHAT DID THE FUND INVEST IN? (As of April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	16.1%
Unimicron Technology Corp.	3.8%
iShares MSCI China ETF	3.5%
Tencent Holdings Ltd.	3.5%
MediaTek, Inc.	3.4%
Jentech Precision Industrial Co., Ltd.	2.4%
Industrial & Commercial Bank of China Ltd., Class H	2.2%
Alibaba Group Holding Ltd.	2.1%
Global Unichip Corp.	1.9%
International Container Terminal Services, Inc.	1.9%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/RFEM to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)

(b)       Not applicable.

Item 2. Code of Ethics.

The First Trust Exchange-Traded Fund III (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”). During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the currently effective Code of Ethics will be filed with the Registrant’s annual Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to semi-annual reports on Form N-CSR.
(b)	Not applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Financial Statements and Other Information filed under Item 7 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Following is a copy of the semi-annual financial statement(s) required, and for the periods specified, by Regulation S-X.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended April 30, 2026

First Trust Exchange-Traded Fund III

First Trust Preferred Securities and Income ETF (FPE)
First Trust Institutional Preferred Securities and Income ETF (FPEI)

First Trust Exchange-Traded Fund III
Semi-Annual Financial Statements and Other Information
April 30, 2026
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund III (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments
April 30, 2026 (Unaudited)

Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES — 25.3%
	Automobiles — 0.4%
302,776	Ford Motor Co.	6.20%	06/01/59	$6,400,684
566,651	Ford Motor Co.	6.00%	12/01/59	11,718,343
462,967	Ford Motor Co.	6.50%	08/15/62	10,213,052
				28,332,079
	Banks — 1.2%
1,206,694	Bank of America Corp., Series KK	5.38%	(a)	26,595,536
110,067	Bank of America Corp., Series NN	4.38%	(a)	1,939,381
16,079	Bank of America Corp., Series SS	4.75%	(a)	313,219
81,582	Citigroup, Inc., Series II	6.25%	(a)	2,068,104
7,229	Fifth Third Bancorp (b)	6.88%	(a)	186,580
7,077	Huntington Bancshares, Inc., Series J (b)	6.88%	(a)	181,171
8,729	JPMorgan Chase & Co., Series DD	5.75%	(a)	216,567
49,076	JPMorgan Chase & Co., Series GG	4.75%	(a)	985,446
588,153	JPMorgan Chase & Co., Series LL	4.63%	(a)	11,457,220
302,285	Pinnacle Financial Partners, Inc., Series C	6.75%	(a)	7,617,582
162,672	Truist Financial Corp., Series R	4.75%	(a)	3,054,980
115,824	US Bancorp, Series K	5.50%	(a)	2,559,710
113,350	Wells Fargo & Co., Series Z	4.75%	(a)	2,159,318
596,580	Wintrust Financial Corp., Series F (b)	7.88%	(a)	15,803,404
				75,138,218
	Capital Markets — 3.6%
310,069	Affiliated Managers Group, Inc.	5.88%	03/30/59	6,266,494
197,154	Affiliated Managers Group, Inc.	4.75%	09/30/60	3,258,956
857,989	Affiliated Managers Group, Inc.	4.20%	09/30/61	12,921,314
1,218,154	Affiliated Managers Group, Inc.	6.75%	03/30/64	29,186,970
852,268	Bank of New York Mellon (The) Corp., Series K (b)	6.15%	(a)	21,758,402
667,263	Brookfield Oaktree Holdings LLC, Series A	6.63%	(a)	13,915,770
1,048,947	Brookfield Oaktree Holdings LLC, Series B	6.55%	(a)	21,555,861
1,954,151	Carlyle Finance LLC	4.63%	05/15/61	34,197,642
149,755	DigitalBridge Group, Inc., Series H	7.13%	(a)	2,602,742
598,173	DigitalBridge Group, Inc., Series I	7.15%	(a)	10,306,521
371,318	DigitalBridge Group, Inc., Series J	7.13%	(a)	6,472,073
1,008,516	KKR Group Finance Co. IX LLC	4.63%	04/01/61	17,124,602
144,127	Morgan Stanley, Series K	5.85%	(a)	3,487,873
13,521	Morgan Stanley, Series P	6.50%	(a)	341,676
398,053	Morgan Stanley, Series Q	6.63%	(a)	10,174,235
274,203	State Street Corp., Series G	5.35%	(a)	6,103,759
1,275,749	TPG Operating Group II, L.P.	6.95%	03/15/64	31,829,937
				231,504,827
	Consumer Finance — 0.0%
65,398	Capital One Financial Corp., Series I	5.00%	(a)	1,241,908
	Diversified REITs — 0.2%
493,052	Global Net Lease, Inc., Series A	7.25%	(a)	11,142,975
	Diversified Telecommunication Services — 0.4%
696,028	AT&T, Inc.	5.35%	11/01/66	14,978,523
567,203	AT&T, Inc., Series C	4.75%	(a)	10,640,728
				25,619,251
	Electric Utilities — 3.4%
3,473,570	NextEra Energy Capital Holdings, Inc., Series U	6.50%	06/01/85	88,923,392
See Notes to Financial Statements

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Electric Utilities (Continued)
374,032	NextEra Energy Capital Holdings, Inc., Series Z	6.50%	04/15/86	$9,421,866
50,423	Southern (The) Co.	5.25%	12/01/77	1,097,205
816,514	Southern (The) Co.	6.50%	03/15/85	20,821,107
623,599	Southern (The) Co., Series 2020	4.95%	01/30/80	12,453,272
95,084	Southern (The) Co., Series C	4.20%	10/15/60	1,644,002
3,263,139	Xcel Energy, Inc.	6.25%	10/15/85	79,685,854
				214,046,698
	Financial Services — 1.7%
947	Apollo Global Management, Inc. (b)	7.63%	09/15/53	24,338
2,874,095	Corebridge Financial, Inc.	6.38%	12/15/64	68,834,575
1,386,108	Equitable Holdings, Inc., Series A	5.25%	(a)	27,403,355
114,642	Jackson Financial, Inc. (b)	8.00%	(a)	2,988,717
282,888	Voya Financial, Inc., Series B (b)	5.35%	(a)	6,780,826
				106,031,811
	Food Products — 0.1%
92,905	CHS, Inc., Series 2	7.10%	(a)	2,351,425
319,123	CHS, Inc., Series 3	6.75%	(a)	7,962,119
				10,313,544
	Independent Power and Renewable Electricity Producers — 0.4%
891,011	Brookfield BRP Holdings Canada, Inc.	4.63%	(a)	13,480,996
638,546	Brookfield Renewable Partners, L.P., Series 17	5.25%	(a)	11,768,403
				25,249,399
	Insurance — 7.9%
3,185,650	AEGON Funding Co., LLC	5.10%	12/15/49	61,992,749
122,810	Allstate (The) Corp., Series H	5.10%	(a)	2,560,588
1,126,221	American National Group, Inc.	7.38%	(a)	27,919,019
55,629	Arch Capital Group Ltd., Series F	5.45%	(a)	1,135,388
361,020	Arch Capital Group Ltd., Series G	4.55%	(a)	6,234,815
519,383	Aspen Insurance Holdings Ltd.	5.63%	(a)	11,265,417
2,064,581	Aspen Insurance Holdings Ltd.	5.63%	(a)	44,223,325
772,426	Assurant, Inc.	5.25%	01/15/61	15,124,101
1,751,494	Athene Holding Ltd. (b)	7.25%	03/30/64	43,874,925
1,276,347	Athene Holding Ltd., Series A (b)	6.35%	(a)	31,079,049
22,322	Athene Holding Ltd., Series B	5.63%	(a)	431,931
1,436,658	Athene Holding Ltd., Series E (b)	7.75%	(a)	36,706,612
452,965	Axis Capital Holdings Ltd., Series E	5.50%	(a)	8,891,703
805,557	CNO Financial Group, Inc. (c)	5.13%	11/25/60	14,379,192
2,631,671	Enstar Group Ltd., Series D (b)	7.00%	(a)	60,528,433
1,782,485	F&G Annuities & Life, Inc.	7.95%	12/15/53	44,473,001
2,796,578	F&G Annuities & Life, Inc.	7.30%	01/15/65	60,098,461
87,348	Globe Life, Inc.	4.25%	06/15/61	1,395,821
37,114	MetLife, Inc., Series F	4.75%	(a)	712,218
226,438	Phoenix (The) Cos., Inc.	7.45%	01/15/32	4,075,884
14,342	Prudential Financial, Inc.	5.63%	08/15/58	334,455
130,439	Reinsurance Group of America, Inc. (b)	7.13%	10/15/52	3,314,455
5,494	Reinsurance Group of America, Inc. (b)	5.75%	06/15/56	138,669
85,784	RenaissanceRe Holdings Ltd., Series F	5.75%	(a)	1,852,077
See Notes to Financial Statements

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Insurance (Continued)
859,247	RenaissanceRe Holdings Ltd., Series G	4.20%	(a)	$13,378,476
373,262	W.R. Berkley Corp.	5.10%	12/30/59	7,267,411
				503,388,175
	Mortgage REITs — 0.9%
300,535	AGNC Investment Corp., Series D, 3 Mo. CME Term SOFR + CSA + 4.33% (d)	8.27%	(a)	7,507,364
86,189	AGNC Investment Corp., Series E, 3 Mo. CME Term SOFR + CSA + 4.99% (d)	8.92%	(a)	2,196,096
518,602	AGNC Investment Corp., Series F, 3 Mo. CME Term SOFR + CSA + 4.70% (d)	8.63%	(a)	12,913,190
356,535	AGNC Investment Corp., Series H	8.75%	(a)	9,109,469
471,931	Annaly Capital Management, Inc., Series F, 3 Mo. CME Term SOFR + CSA + 4.99% (d)	8.92%	(a)	12,251,329
580,189	Annaly Capital Management, Inc., Series J	8.88%	(a)	15,183,546
				59,160,994
	Multi-Utilities — 2.2%
1,103	Algonquin Power & Utilities Corp., Series 19-A, 3 Mo. CME Term SOFR + CSA + 4.01% (d)	8.86%	07/01/79	28,821
661,463	Brookfield Infrastructure Finance ULC	5.00%	05/24/81	10,874,452
616,426	Brookfield Infrastructure Partners, L.P., Series 13	5.13%	(a)	10,473,078
56,311	Brookfield Infrastructure Partners, L.P., Series 14	5.00%	(a)	915,054
981,724	CMS Energy Corp.	5.88%	10/15/78	22,402,942
595,799	CMS Energy Corp.	5.88%	03/01/79	13,780,831
20,021	DTE Energy Co.	4.38%	12/01/81	343,961
2,586,023	DTE Energy Co., Series H	6.25%	10/01/85	64,029,929
771,364	Sempra	5.75%	07/01/79	16,638,321
				139,487,389
	Oil, Gas & Consumable Fuels — 0.2%
568,311	TransCanada PipeLines Ltd.	6.25%	11/01/85	13,599,682
	Real Estate Management & Development — 0.5%
1,286,590	Brookfield Property Partners, L.P., Series A	5.75%	(a)	17,999,394
761,726	Brookfield Property Partners, L.P., Series A2	6.38%	(a)	11,662,025
				29,661,419
	Specialized REITs — 0.1%
38,872	Public Storage, Series K	4.75%	(a)	725,740
267,640	Public Storage, Series L	4.63%	(a)	4,940,635
				5,666,375
	Wireless Telecommunication Services — 2.1%
473,141	T-Mobile USA, Inc.	6.25%	09/01/69	11,804,868
3,121,051	T-Mobile USA, Inc. (c)	5.50%	03/01/70	69,287,332
2,434,962	T-Mobile USA, Inc.	5.50%	06/01/70	54,031,807
				135,124,007
	Total $25 Par Preferred Securities			1,614,708,751
	(Cost $1,749,842,503)
$1,000 PAR PREFERRED SECURITIES — 2.1%
	Banks — 2.1%
110,579	Wells Fargo & Co., Series L	7.50%	(a)	131,678,579
	(Cost $146,505,996)
See Notes to Financial Statements

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)

Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES — 71.3%
	Banks — 41.0%
$15,450,000	Banco Bilbao Vizcaya Argentaria S.A. (b) (e) (f) (g)	7.13%	(a)	$15,450,000
22,600,000	Banco Bilbao Vizcaya Argentaria S.A. (b) (e)	7.75%	(a)	23,982,103
25,200,000	Banco Bilbao Vizcaya Argentaria S.A. (b) (e)	9.38%	(a)	27,758,506
11,320,000	Banco de Credito e Inversiones S.A. (b) (e) (h)	8.75%	(a)	12,164,246
5,000,000	Banco de Credito e Inversiones S.A. (b) (e) (i)	8.75%	(a)	5,372,900
22,250,000	Banco Mercantil del Norte S.A. (b) (e) (h)	7.50%	(a)	22,784,401
15,700,000	Banco Mercantil del Norte S.A. (b) (e) (h)	7.63%	(a)	16,059,970
23,630,000	Banco Mercantil del Norte S.A. (b) (e) (h)	8.38%	(a)	25,145,983
25,000,000	Banco Mercantil del Norte S.A. (b) (e) (h)	8.75%	(a)	27,068,375
33,100,000	Banco Santander S.A. (b) (e)	8.00%	(a)	35,966,096
21,600,000	Banco Santander S.A. (b) (e)	9.63%	(a)	23,732,006
50,600,000	Banco Santander S.A. (b) (e)	9.63%	(a)	60,242,134
155,649,000	Bank of America Corp. (b)	6.63%	(a)	160,635,060
60,800,000	Bank of Montreal (b)	7.70%	05/26/84	64,050,064
30,189,000	Bank of Montreal (b)	7.30%	11/26/84	31,819,568
17,168,000	Bank of Montreal, Series 6 (b)	6.88%	11/26/85	17,578,229
17,184,000	Bank of Nova Scotia (The) (b)	8.63%	10/27/82	18,050,154
44,149,000	Bank of Nova Scotia (The) (b)	8.00%	01/27/84	46,844,650
37,800,000	Bank of Nova Scotia (The) (b)	7.35%	04/27/85	39,150,518
21,720,000	Bank of Nova Scotia (The) (b)	6.88%	10/27/85	21,988,950
7,205,000	Barclays PLC (b) (e)	4.38%	(a)	6,986,285
17,900,000	Barclays PLC (b) (e)	7.63%	(a)	18,862,483
100,000,000	Barclays PLC (b) (e)	8.00%	(a)	105,252,700
25,750,000	Barclays PLC (b) (e)	9.63%	(a)	28,752,836
11,600,000	BBVA Mexico S.A. (b) (e) (h)	5.88%	09/13/34	11,582,446
12,300,000	BBVA Mexico S.A. (b) (e) (h)	7.63%	02/11/35	12,843,660
35,600,000	BBVA Mexico S.A. (b) (e) (h)	8.45%	06/29/38	39,218,887
71,700,000	BNP Paribas S.A. (b) (e) (h)	7.20%	(a)	72,157,518
9,300,000	BNP Paribas S.A. (b) (e) (h)	7.38%	(a)	9,672,326
36,770,000	BNP Paribas S.A. (b) (e) (h)	7.75%	(a)	38,675,973
28,020,000	BNP Paribas S.A. (b) (e) (h)	8.00%	(a)	30,052,179
56,900,000	BNP Paribas S.A. (b) (e) (h)	8.50%	(a)	60,294,369
8,300,000	BNP Paribas S.A. (b) (e) (h)	9.25%	(a)	8,773,689
15,000,000	Canadian Imperial Bank of Commerce (b)	6.95%	01/28/85	15,301,815
44,100,000	Canadian Imperial Bank of Commerce (b)	7.00%	10/28/85	45,278,220
75,485,000	Citigroup, Inc. (b)	6.63%	(a)	76,454,744
12,438,000	Citigroup, Inc., Series BB (b)	7.20%	(a)	12,696,710
20,832,000	Citigroup, Inc., Series DD (b)	7.00%	(a)	21,651,468
24,700,000	Citigroup, Inc., Series FF (b)	6.95%	(a)	25,153,196
35,958,000	Citigroup, Inc., Series GG (b)	6.88%	(a)	36,531,602
12,500,000	CoBank ACB (b)	7.25%	(a)	12,666,778
36,800,000	Commerzbank AG (b) (e) (i)	7.50%	(a)	38,454,531
45,578,000	Credit Agricole S.A. (b) (e) (h)	6.70%	(a)	46,144,443
75,172,000	Credit Agricole S.A. (b) (e) (h)	7.13%	(a)	78,170,536
6,200,000	Farm Credit Bank of Texas (b)	7.75%	(a)	6,468,095
7,650,000	Farm Credit Bank of Texas, Series 3 (b) (h)	6.20%	(a)	7,586,237
7,460,000	Farm Credit Bank of Texas, Series 6 (b)	7.00%	(a)	7,649,021
31,950,000	First Citizens BancShares, Inc., Series D (b)	7.00%	(a)	32,232,278
15,400,000	HSBC Holdings PLC (b) (e)	6.75%	(a)	15,605,063
10,380,000	HSBC Holdings PLC (b) (e)	6.88%	(a)	10,668,917
See Notes to Financial Statements

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$48,450,000	HSBC Holdings PLC (b) (e)	6.95%	(a)	$50,199,675
15,400,000	HSBC Holdings PLC (b) (e)	7.00%	(a)	15,719,781
30,900,000	HSBC Holdings PLC (b) (e)	7.05%	(a)	31,810,870
41,200,000	HSBC Holdings PLC (b) (e)	8.00%	(a)	43,102,657
47,511,000	Huntington Bancshares, Inc., Series K (b)	6.25%	(a)	47,608,398
57,807,000	ING Groep N.V. (b) (e)	7.00%	(a)	59,948,634
22,200,000	ING Groep N.V. (b) (e) (i)	7.25%	(a)	23,349,416
285,000	ING Groep N.V. (b) (e) (i)	7.50%	(a)	295,371
38,873,000	ING Groep N.V. (b) (e) (i)	8.00%	(a)	41,551,702
82,350,000	JPMorgan Chase & Co., Series NN (b)	6.88%	(a)	85,842,052
21,650,000	JPMorgan Chase & Co., Series PP (b) (f) (g)	6.10%	(a)	21,650,000
9,300,000	Lloyds Banking Group PLC (b) (e)	6.63%	(a)	9,136,257
50,000,000	Lloyds Banking Group PLC (b) (e)	8.00%	(a)	53,499,200
40,500,000	Mitsubishi UFJ Financial Group, Inc. (b) (e)	6.35%	(a)	40,825,418
38,105,000	NatWest Group PLC (b) (e)	8.13%	(a)	42,088,420
12,520,000	Nordea Bank Abp (b) (e) (h)	6.75%	(a)	12,795,265
14,810,000	PNC Financial Services Group (The), Inc., Series U (b)	6.00%	(a)	14,821,922
19,095,000	PNC Financial Services Group (The), Inc., Series V (b)	6.20%	(a)	19,232,503
39,711,000	PNC Financial Services Group (The), Inc., Series W (b)	6.25%	(a)	40,381,203
58,100,000	Royal Bank of Canada (b)	6.75%	08/24/85	59,162,940
35,640,000	Royal Bank of Canada (b)	6.50%	11/24/85	35,150,260
33,820,000	Societe Generale S.A. (b) (e) (h)	9.38%	(a)	35,687,135
32,870,000	Societe Generale S.A. (b) (e) (h)	10.00%	(a)	36,029,136
17,420,000	Sumitomo Mitsui Financial Group, Inc. (b) (e)	6.60%	(a)	17,642,140
6,200,000	Swedbank AB (b) (e) (i)	7.75%	(a)	6,594,971
43,430,000	Toronto-Dominion Bank (The) (b)	8.13%	10/31/82	45,202,595
22,000,000	Toronto-Dominion Bank (The) (b)	6.35%	10/31/85	22,161,766
23,948,000	Wells Fargo & Co. (b)	6.85%	(a)	24,926,946
5,000,000	Wells Fargo & Co. (b)	7.63%	(a)	5,253,495
38,615,000	Wells Fargo & Co., Series GG (b)	6.13%	(a)	38,761,196
				2,608,114,242
	Capital Markets — 6.9%
40,400,000	Ares Finance Co. III LLC (b) (h)	4.13%	06/30/51	40,277,102
11,900,000	Bank of New York Mellon Corp. (The) (b)	5.95%	(a)	12,072,407
73,169,000	Charles Schwab (The) Corp., Series H (b)	4.00%	(a)	68,242,692
24,600,000	Charles Schwab (The) Corp., Series L (b)	6.10%	(a)	24,618,780
81,425,000	Credit Suisse Group AG, Claim (c) (f) (j) (k)			28,808,165
1,200,000	Credit Suisse Group AG, Claim (c) (f) (j) (k)			424,560
51,775,000	Credit Suisse Group AG, Claim (c) (f) (j) (k)			18,317,995
76,900,000	Credit Suisse Group AG, Claim (c) (f) (j) (k)			27,207,220
27,200,000	Credit Suisse Group AG, Claim (c) (f) (j) (k)			9,623,360
24,800,000	Deutsche Bank AG (b) (e) (i)	8.13%	(a)	26,343,750
63,323,000	Goldman Sachs Group (The), Inc., Series X (b)	7.50%	(a)	66,220,217
30,900,000	Goldman Sachs Group (The), Inc., Series Y (b)	6.13%	(a)	31,148,220
9,736,000	Goldman Sachs Group (The), Inc., Series Z (b)	6.85%	(a)	10,036,755
31,200,000	Nomura Holdings, Inc. (b) (e)	7.00%	(a)	32,230,162
12,536,000	State Street Corp., Series I (b)	6.70%	(a)	12,926,371
27,247,000	State Street Corp., Series J (b)	6.70%	(a)	28,253,967
				436,751,723
See Notes to Financial Statements

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Diversified Telecommunication Services — 1.7%
$57,079,000	Bell Canada (b)	7.00%	09/15/55	$59,261,473
26,177,000	TELUS Corp. (b)	7.00%	10/15/55	27,088,169
20,021,000	TELUS Corp. (b)	6.63%	06/09/56	19,920,412
				106,270,054
	Electric Utilities — 5.3%
51,590,000	American Electric Power Co., Inc. (b)	6.95%	12/15/54	54,982,507
36,830,000	American Electric Power Co., Inc., Series D (b)	6.05%	03/15/56	36,730,312
23,875,000	Duke Energy Corp. (b)	6.45%	09/01/54	24,955,606
9,250,000	Emera US Finance LLC, Series A (b)	6.65%	10/01/56	9,276,936
16,065,000	Emera US Finance LLC, Series B (b)	6.85%	10/01/56	16,120,681
24,750,000	Entergy Corp. (b)	6.10%	06/15/56	24,676,881
21,680,000	EUSHI Finance, Inc. (b)	7.63%	12/15/54	22,458,235
29,500,000	EUSHI Finance, Inc. (b)	6.25%	04/01/56	29,234,335
9,300,000	Eversource Energy, Series A (b)	6.10%	08/15/56	9,265,835
27,327,000	Eversource Energy, Series B (b)	6.35%	08/15/56	27,328,563
35,006,000	NextEra Energy Capital Holdings, Inc. (b)	6.75%	06/15/54	36,674,176
16,250,000	NextEra Energy Capital Holdings, Inc. (b)	6.50%	08/15/55	16,946,638
31,000,000	Southern (The) Co., Series 2025 (b)	6.38%	03/15/55	31,948,321
				340,599,026
	Financial Services — 2.0%
64,250,000	American AgCredit Corp. (b) (h)	5.25%	(a)	63,677,532
28,250,000	Capital Farm Credit ACA, Series 1 (b) (h)	8.39%	(a)	28,138,695
13,950,000	Compeer Financial ACA (b) (h)	4.88%	(a)	13,754,561
17,980,000	Compeer Financial ACA (b) (h)	7.88%	(a)	18,358,575
1,155,000	Corebridge Financial, Inc. (b)	6.88%	(a)	1,188,674
				125,118,037
	Food Products — 1.8%
10,700,000	Dairy Farmers of America, Inc. (l)	7.13%	(a)	10,737,985
20,360,000	Land O’Lakes Capital Trust I (l)	7.45%	03/15/28	20,947,325
44,888,000	Land O’Lakes, Inc. (h)	7.00%	(a)	39,710,331
14,010,000	Land O’Lakes, Inc. (h)	7.25%	(a)	12,924,225
31,520,000	Land O’Lakes, Inc. (h)	8.00%	(a)	31,425,131
				115,744,997
	Gas Utilities — 0.6%
21,500,000	AltaGas Ltd. (b) (h)	7.20%	10/15/54	22,347,465
18,560,000	Spire, Inc. (b)	6.45%	06/01/56	18,685,670
				41,033,135
	Independent Power and Renewable Electricity Producers — 0.6%
36,425,000	AES (The) Corp. (b)	6.95%	07/15/55	35,560,751
	Insurance — 6.6%
9,200,000	Allianz SE (b) (e) (h)	6.50%	(a)	9,209,734
25,000,000	Allianz SE (b) (e) (h)	6.55%	(a)	25,308,850
18,700,000	American National Group, Inc. (b)	7.00%	12/01/55	18,292,598
34,460,000	Assurant, Inc. (b)	7.00%	03/27/48	34,926,171
12,699,000	Assured Guaranty Municipal Holdings, Inc. (b) (h)	6.40%	12/15/66	12,083,057
4,326,000	Athene Holding Ltd. (b)	6.88%	06/28/55	4,200,454
29,400,000	CNP Assurances S.A. (b) (e) (i)	4.88%	(a)	27,583,529
13,700,000	Fortegra Financial Corp. (b) (l)	8.50%	10/15/57	13,467,216
36,675,000	Global Atlantic Fin Co. (b) (h)	7.95%	10/15/54	36,868,644
See Notes to Financial Statements

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Insurance (Continued)
$41,076,000	Global Atlantic Fin Co. (b) (h)	7.25%	03/01/56	$40,518,508
69,648,000	Hartford Insurance Group (The), Inc., 3 Mo. CME Term SOFR + CSA + 2.13% (d) (h)	6.04%	02/12/47	67,191,727
26,429,000	Kuvare US Holdings, Inc. (b) (h)	7.00%	02/17/51	26,309,939
32,050,000	Lancashire Holdings Ltd. (b) (i)	5.63%	09/18/41	31,520,135
5,977,000	Liberty Mutual Group, Inc. (b) (h)	4.13%	12/15/51	5,912,464
35,800,000	Meiji Yasuda Life Insurance Co. (b) (h)	6.10%	06/11/55	36,504,902
7,509,000	MetLife, Inc., Series G (b)	6.35%	03/15/55	7,690,350
15,499,000	Nippon Life Insurance Co. (b) (h)	6.50%	04/30/55	16,343,587
9,300,000	Reinsurance Group of America, Inc. (b)	6.38%	09/15/56	9,112,239
				423,044,104
	Multi-Utilities — 2.8%
1,400,000	CenterPoint Energy, Inc., Series B (b)	6.85%	02/15/55	1,479,174
55,306,000	Dominion Energy, Inc. (b)	6.63%	05/15/55	56,591,975
40,235,000	Dominion Energy, Inc. (b)	6.20%	02/15/56	40,329,432
3,526,000	Dominion Energy, Inc., Series A (b)	6.88%	02/01/55	3,663,429
12,433,000	Dominion Energy, Inc., Series B (b)	7.00%	06/01/54	13,294,657
21,700,000	NiSource, Inc. (b)	6.38%	03/31/55	22,355,058
35,416,000	Sempra (b)	6.40%	10/01/54	35,707,969
2,850,000	Sempra (b)	6.88%	10/01/54	2,902,215
				176,323,909
	Oil, Gas & Consumable Fuels — 1.0%
28,420,000	Enbridge, Inc. (b)	7.63%	01/15/83	30,872,816
30,188,000	Enbridge, Inc. (b)	8.50%	01/15/84	34,401,362
				65,274,178
	Trading Companies & Distributors — 0.5%
35,083,000	Sumisho Air Lease Corp., Series D (b)	6.00%	(a)	34,192,499
	Wireless Telecommunication Services — 0.5%
30,470,000	Rogers Communications, Inc. (b)	7.13%	04/15/55	31,452,759
	Total Capital Preferred Securities			4,539,479,414
	(Cost $4,537,725,538)

	Total Investments — 98.7%			6,285,866,744
	(Cost $6,434,074,037)
	Net Other Assets and Liabilities — 1.3%			79,679,281
	Net Assets — 100.0%			$6,365,546,025

(a)	Perpetual maturity.
(b)	Fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at April 30, 2026. At a predetermined date, the fixed rate will change to a variable rate.
(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P. (the “Advisor”).
(d)	Floating or variable rate security.
(e)
This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At April 30, 2026, securities noted as such amounted to $1,568,847,634 or 24.6% of net assets. Of these securities, 11.0% originated in emerging markets, and 89.0% originated in foreign markets.

(f)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
April 30, 2026, securities noted as such are valued at $121,481,300 or 1.9% of net assets.

See Notes to Financial Statements

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
(g)
When-issued security. The interest rate shown reflects the rate in effect at April 30, 2026. Interest will begin accruing on the security’s first settlement date (see Note 2B - Securities Transactions and Investment Income in the Notes to Financial
Statements).

(h)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2026, securities noted as such amounted to $1,149,771,803 or 18.1% of net assets.

(i)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(j)	Claim pending with the administrative court of Switzerland.
(k)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(l)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers
(see Note 2C - Restricted Securities in the Notes to Financial Statements).

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate

Country Allocation†	% of Net Assets
United States	56.9%
Canada	11.4
France	7.0
United Kingdom	6.8
Bermuda	3.6
Spain	2.9
Mexico	2.4
Japan	2.2
Netherlands	2.0
Germany	1.6
Switzerland	1.3
Chile	0.3
Finland	0.2
Sweden	0.1
Total Investments	98.7
Net Other Assets and Liabilities	1.3
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation.
See Notes to Financial Statements

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
$25 Par Preferred Securities:
Insurance	$503,388,175	$438,783,858	$64,604,317	$—
Other Industry Categories*	1,111,320,576	1,111,320,576	—	—
$1,000 Par Preferred Securities*	131,678,579	131,678,579	—	—
Capital Preferred Securities:
Capital Markets	436,751,723	—	352,370,423	84,381,300
Other Industry Categories*	4,102,727,691	—	4,102,727,691	—
Total Investments	$6,285,866,744	$1,681,783,013	$4,519,702,431	$84,381,300

*	See Portfolio of Investments for industry breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs. As of April 30, 2026, Level 3 investments were valued using unadjusted pricing quotes obtained from dealers.
The following table presents the activity of the Fund’s investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

Beginning Balance at October 31, 2025
Capital Preferred Securities	$81,805,500
Net Realized Gain (Loss)	—
Net Change in Unrealized Appreciation/Depreciation	2,575,800
Purchases	—
Sales	—
Transfers In	—
Transfers Out	—
Ending Balance at April 30, 2026
Capital Preferred Securities	84,381,300
Total Level 3 holdings	$84,381,300
There was a net change of $2,575,800 in unrealized appreciation (depreciation) from Level 3 investments held as of April 30, 2026.
See Notes to Financial Statements

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments
April 30, 2026 (Unaudited)

Shares	Description	Stated Rate	Stated Maturity	Value
$1,000 PAR PREFERRED SECURITIES — 1.1%
	Banks — 1.1%
17,492	Wells Fargo & Co., Series L	7.50%	(a)	$20,829,648
	(Cost $22,459,276)

Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES — 97.8%
	Banks — 56.2%
$4,600,000	Banco Bilbao Vizcaya Argentaria S.A. (b) (c) (d) (e)	7.13%	(a)	4,600,000
30,200,000	Banco Bilbao Vizcaya Argentaria S.A. (b) (c)	7.75%	(a)	32,046,881
13,800,000	Banco Bilbao Vizcaya Argentaria S.A. (b) (c)	9.38%	(a)	15,201,086
3,000,000	Banco de Credito e Inversiones S.A. (b) (c) (f)	8.75%	(a)	3,223,740
840,000	Banco de Credito e Inversiones S.A. (b) (c) (g)	8.75%	(a)	902,647
2,000,000	Banco Mercantil del Norte S.A. (b) (c) (f)	6.63%	(a)	1,964,878
10,101,000	Banco Mercantil del Norte S.A. (b) (c) (f)	7.50%	(a)	10,343,606
3,592,000	Banco Mercantil del Norte S.A. (b) (c) (f)	7.63%	(a)	3,674,357
5,400,000	Banco Mercantil del Norte S.A. (b) (c) (f)	8.38%	(a)	5,746,437
4,200,000	Banco Mercantil del Norte S.A. (b) (c) (f)	8.75%	(a)	4,547,487
16,200,000	Banco Santander S.A. (b) (c)	8.00%	(a)	17,602,742
7,000,000	Banco Santander S.A. (b) (c)	9.63%	(a)	7,690,928
24,200,000	Banco Santander S.A. (b) (c)	9.63%	(a)	28,811,455
54,821,000	Bank of America Corp. (c)	6.63%	(a)	56,577,136
5,492,000	Bank of America Corp., Series TT (c)	6.13%	(a)	5,533,130
25,956,000	Bank of Montreal (c)	7.70%	05/26/84	27,343,478
12,500,000	Bank of Montreal (c)	7.30%	11/26/84	13,175,150
1,065,000	Bank of Montreal, Series 6 (c)	6.88%	11/26/85	1,090,448
17,200,000	Bank of Nova Scotia (The) (c)	8.63%	10/27/82	18,066,960
14,600,000	Bank of Nova Scotia (The) (c)	8.00%	01/27/84	15,491,447
14,130,000	Bank of Nova Scotia (The) (c)	7.35%	04/27/85	14,634,837
6,060,000	Bank of Nova Scotia (The) (c)	6.88%	10/27/85	6,135,039
4,170,000	Barclays PLC (b) (c)	4.38%	(a)	4,043,415
14,600,000	Barclays PLC (b) (c)	7.63%	(a)	15,385,042
20,050,000	Barclays PLC (b) (c)	8.00%	(a)	21,103,166
6,650,000	Barclays PLC (b) (c)	9.63%	(a)	7,425,490
700,000	BBVA Mexico S.A. (b) (c) (f)	5.88%	09/13/34	698,941
3,350,000	BBVA Mexico S.A. (b) (c) (f)	7.63%	02/11/35	3,498,070
10,700,000	BBVA Mexico S.A. (b) (c) (f)	8.45%	06/29/38	11,787,699
21,300,000	BNP Paribas S.A. (b) (c) (f)	7.20%	(a)	21,435,915
2,300,000	BNP Paribas S.A. (b) (c) (f)	7.38%	(a)	2,392,080
9,590,000	BNP Paribas S.A. (b) (c) (f)	7.75%	(a)	10,087,098
11,980,000	BNP Paribas S.A. (b) (c) (f)	8.00%	(a)	12,848,861
23,450,000	BNP Paribas S.A. (b) (c) (f)	8.50%	(a)	24,848,910
1,000,000	BNP Paribas S.A. (b) (c) (f)	9.25%	(a)	1,057,071
5,719,000	Canadian Imperial Bank of Commerce (c)	6.95%	01/28/85	5,834,072
23,300,000	Canadian Imperial Bank of Commerce (c)	7.00%	10/28/85	23,922,506
31,236,000	Citigroup, Inc. (c)	6.63%	(a)	31,637,284
4,000,000	Citigroup, Inc., Series BB (c)	7.20%	(a)	4,083,200
4,993,000	Citigroup, Inc., Series DD (c)	7.00%	(a)	5,189,410
6,700,000	Citigroup, Inc., Series FF (c)	6.95%	(a)	6,822,932
8,650,000	Citigroup, Inc., Series GG (c)	6.88%	(a)	8,787,985
7,513,000	Citizens Financial Group, Inc., Series G (c)	4.00%	(a)	7,433,361
See Notes to Financial Statements

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$3,000,000	CoBank ACB (c)	7.25%	(a)	$3,040,027
23,400,000	Commerzbank AG (b) (c) (g)	7.50%	(a)	24,452,066
16,996,000	Credit Agricole S.A. (b) (c) (f)	6.70%	(a)	17,207,226
33,354,000	Credit Agricole S.A. (b) (c) (f)	7.13%	(a)	34,684,458
1,500,000	Farm Credit Bank of Texas (c)	7.75%	(a)	1,564,862
800,000	Farm Credit Bank of Texas, Series 3 (c) (f)	6.20%	(a)	793,332
2,040,000	Farm Credit Bank of Texas, Series 6 (c)	7.00%	(a)	2,091,690
12,800,000	First Citizens BancShares, Inc., Series D (c)	7.00%	(a)	12,913,088
4,600,000	HSBC Holdings PLC (b) (c)	6.75%	(a)	4,661,253
3,620,000	HSBC Holdings PLC (b) (c)	6.88%	(a)	3,720,759
23,150,000	HSBC Holdings PLC (b) (c)	6.95%	(a)	23,986,016
4,600,000	HSBC Holdings PLC (b) (c)	7.00%	(a)	4,695,519
8,500,000	HSBC Holdings PLC (b) (c)	7.05%	(a)	8,750,563
13,800,000	HSBC Holdings PLC (b) (c)	8.00%	(a)	14,437,298
17,998,000	Huntington Bancshares, Inc., Series K (c)	6.25%	(a)	18,034,896
31,775,000	ING Groep N.V. (b) (c)	7.00%	(a)	32,952,200
5,440,000	ING Groep N.V. (b) (c) (g)	7.25%	(a)	5,721,659
1,004,000	ING Groep N.V. (b) (c) (g)	7.50%	(a)	1,040,536
8,885,000	ING Groep N.V. (b) (c) (g)	8.00%	(a)	9,497,257
22,200,000	JPMorgan Chase & Co., Series NN (c)	6.88%	(a)	23,141,391
6,450,000	JPMorgan Chase & Co., Series PP (c) (d) (e)	6.10%	(a)	6,450,000
2,600,000	Lloyds Banking Group PLC (b) (c)	6.63%	(a)	2,554,222
18,780,000	Lloyds Banking Group PLC (b) (c)	8.00%	(a)	20,094,299
11,050,000	Mitsubishi UFJ Financial Group, Inc. (b) (c)	6.35%	(a)	11,138,787
5,000,000	NatWest Group PLC (b) (c)	7.30%	(a)	5,206,135
15,200,000	NatWest Group PLC (b) (c)	8.13%	(a)	16,788,978
14,980,000	Nordea Bank Abp (b) (c) (f)	6.75%	(a)	15,309,350
11,084,000	PNC Financial Services Group (The), Inc., Series U (c)	6.00%	(a)	11,092,923
12,525,000	PNC Financial Services Group (The), Inc., Series V (c)	6.20%	(a)	12,615,193
8,499,000	PNC Financial Services Group (The), Inc., Series W (c)	6.25%	(a)	8,642,438
15,550,000	Royal Bank of Canada (c)	6.75%	08/24/85	15,834,487
10,230,000	Royal Bank of Canada (c)	6.50%	11/24/85	10,089,426
17,200,000	Societe Generale S.A. (b) (c) (f)	9.38%	(a)	18,149,578
18,413,000	Societe Generale S.A. (b) (c) (f)	10.00%	(a)	20,182,673
6,200,000	Sumitomo Mitsui Financial Group, Inc. (b) (c)	6.60%	(a)	6,279,062
7,800,000	Swedbank AB (b) (c) (g)	7.75%	(a)	8,296,899
31,080,000	Toronto-Dominion Bank (The) (c)	8.13%	10/31/82	32,348,530
12,740,000	Toronto-Dominion Bank (The) (c)	6.35%	10/31/85	12,833,677
22,645,000	Wells Fargo & Co. (c)	6.85%	(a)	23,570,682
11,640,000	Wells Fargo & Co. (c)	7.63%	(a)	12,230,136
19,200,000	Wells Fargo & Co., Series GG (c)	6.13%	(a)	19,272,691
				1,061,092,639
	Capital Markets — 7.3%
8,435,000	Ares Finance Co. III LLC (c) (f)	4.13%	06/30/51	8,409,341
30,150,000	Charles Schwab (The) Corp., Series H (c)	4.00%	(a)	28,120,067
7,500,000	Charles Schwab (The) Corp., Series L (c)	6.10%	(a)	7,505,726
6,243,000	Credit Suisse Group AG, Claim (d) (h) (i) (j)			2,208,773
2,057,000	Credit Suisse Group AG, Claim (d) (h) (i) (j)			727,767
7,770,000	Credit Suisse Group AG, Claim (d) (h) (i) (j)			2,749,026
4,150,000	Credit Suisse Group AG, Claim (d) (h) (i) (j)			1,468,270
See Notes to Financial Statements

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Capital Markets (Continued)
$18,000,000	Credit Suisse Group AG, Claim (d) (h) (i) (j)			$6,368,400
13,000,000	Deutsche Bank AG (b) (c) (g)	8.13%	(a)	13,809,223
3,984,000	Goldman Sachs Group (The), Inc., Series W (c)	7.50%	(a)	4,190,797
16,890,000	Goldman Sachs Group (The), Inc., Series X (c)	7.50%	(a)	17,662,768
8,000,000	Goldman Sachs Group (The), Inc., Series Y (c)	6.13%	(a)	8,064,264
4,150,000	Goldman Sachs Group (The), Inc., Series Z (c)	6.85%	(a)	4,278,198
811,000	Morgan Stanley, Series M	5.88%	(a)	809,050
8,400,000	Nomura Holdings, Inc. (b) (c)	7.00%	(a)	8,677,351
9,887,000	State Street Corp., Series I (c)	6.70%	(a)	10,194,881
12,570,000	State Street Corp., Series J (c)	6.70%	(a)	13,034,549
				138,278,451
	Diversified Telecommunication Services — 2.5%
21,286,000	Bell Canada (c)	7.00%	09/15/55	22,099,892
12,275,000	TELUS Corp. (c)	7.00%	10/15/55	12,702,268
13,372,000	TELUS Corp. (c)	6.63%	06/09/56	13,304,818
				48,106,978
	Electric Utilities — 8.2%
17,060,000	American Electric Power Co., Inc. (c)	6.95%	12/15/54	18,181,849
20,272,000	American Electric Power Co., Inc., Series D (c)	6.05%	03/15/56	20,217,130
10,850,000	Duke Energy Corp. (c)	6.45%	09/01/54	11,341,082
2,800,000	Emera US Finance LLC, Series A (c)	6.65%	10/01/56	2,808,154
6,800,000	Emera US Finance LLC, Series B (c)	6.85%	10/01/56	6,823,569
10,110,000	Entergy Corp. (c)	7.13%	12/01/54	10,414,442
7,050,000	Entergy Corp. (c)	6.10%	06/15/56	7,029,172
7,930,000	EUSHI Finance, Inc. (c)	7.63%	12/15/54	8,214,659
26,000,000	EUSHI Finance, Inc. (c)	6.25%	04/01/56	25,765,854
2,800,000	Eversource Energy, Series A (c)	6.10%	08/15/56	2,789,714
17,610,000	Eversource Energy, Series B (c)	6.35%	08/15/56	17,611,007
10,794,000	NextEra Energy Capital Holdings, Inc. (c)	6.75%	06/15/54	11,308,377
4,300,000	NextEra Energy Capital Holdings, Inc. (c)	6.50%	08/15/55	4,484,341
8,500,000	Southern (The) Co., Series 2025 (c)	6.38%	03/15/55	8,760,023
				155,749,373
	Financial Services — 2.6%
18,000,000	American AgCredit Corp. (c) (f)	5.25%	(a)	17,839,620
4,200,000	Capital Farm Credit ACA, Series 1 (c) (f)	8.39%	(a)	4,183,452
650,000	Compeer Financial ACA (c) (f)	4.88%	(a)	640,894
7,400,000	Compeer Financial ACA (c) (f)	7.88%	(a)	7,555,809
5,280,000	Corebridge Financial, Inc. (c)	6.88%	(a)	5,433,938
12,355,000	Corebridge Financial, Inc. (c)	6.38%	09/15/54	12,291,565
755,000	Voya Financial, Inc., Series A (c)	7.76%	(a)	790,315
				48,735,593
	Food Products — 1.7%
1,200,000	Dairy Farmers of America, Inc. (k)	7.13%	(a)	1,204,260
2,131,000	Land O’Lakes Capital Trust I (k)	7.45%	03/15/28	2,192,473
9,646,000	Land O’Lakes, Inc. (f)	7.00%	(a)	8,533,369
11,115,000	Land O’Lakes, Inc. (f)	7.25%	(a)	10,253,587
400,000	Land O’Lakes, Inc. (g)	7.25%	(a)	369,000
9,185,000	Land O’Lakes, Inc. (f)	8.00%	(a)	9,157,355
				31,710,044
See Notes to Financial Statements

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Gas Utilities — 1.0%
$5,800,000	AltaGas Ltd. (c) (f)	7.20%	10/15/54	$6,028,619
12,240,000	Spire, Inc. (c)	6.45%	06/01/56	12,322,877
				18,351,496
	Independent Power and Renewable Electricity Producers — 1.0%
19,491,000	AES (The) Corp. (c)	6.95%	07/15/55	19,028,541
	Insurance — 8.9%
2,800,000	Allianz SE (b) (c) (f)	6.50%	(a)	2,802,962
6,800,000	Allianz SE (b) (c) (f)	6.55%	(a)	6,884,007
5,090,000	American National Group, Inc. (c)	7.00%	12/01/55	4,979,108
4,288,000	Assurant, Inc. (c)	7.00%	03/27/48	4,346,008
2,300,000	Assured Guaranty Municipal Holdings, Inc. (c) (f)	6.40%	12/15/66	2,188,442
1,700,000	Assured Guaranty Municipal Holdings, Inc. (c) (g)	6.40%	12/15/66	1,617,544
19,794,000	Athene Holding Ltd. (c)	6.88%	06/28/55	19,219,552
13,200,000	CNP Assurances S.A. (b) (c) (g)	4.88%	(a)	12,384,442
13,758,000	Global Atlantic Fin Co. (c) (f)	7.95%	10/15/54	13,830,642
15,450,000	Global Atlantic Fin Co. (c) (f)	7.25%	03/01/56	15,240,310
23,021,000	Hartford Insurance Group (The), Inc., 3 Mo. CME Term SOFR + CSA + 2.13% (f) (l)	6.04%	02/12/47	22,209,119
2,464,000	Kuvare US Holdings, Inc. (c) (f)	7.00%	02/17/51	2,452,900
6,850,000	Lancashire Holdings Ltd. (c) (g)	5.63%	09/18/41	6,736,753
7,078,000	Liberty Mutual Group, Inc. (c) (f)	4.13%	12/15/51	7,001,576
6,585,000	Liberty Mutual Group, Inc. (f)	4.30%	02/01/61	4,200,540
4,000,000	Lincoln National Corp., Series C (c)	9.25%	(a)	4,237,968
10,100,000	Meiji Yasuda Life Insurance Co. (c) (f)	6.10%	06/11/55	10,298,869
6,514,000	MetLife Capital Trust IV (f)	7.88%	12/15/37	7,133,755
2,900,000	MetLife, Inc. (f)	9.25%	04/08/38	3,420,994
4,732,000	MetLife, Inc., Series G (c)	6.35%	03/15/55	4,846,283
4,144,000	Nippon Life Insurance Co. (c) (f)	6.50%	04/30/55	4,369,819
4,175,000	Prudential Financial, Inc. (c)	6.00%	09/01/52	4,244,071
2,800,000	Reinsurance Group of America, Inc. (c)	6.38%	09/15/56	2,743,470
				167,389,134
	Multi-Utilities — 4.6%
2,129,000	Algonquin Power & Utilities Corp. (c)	4.75%	01/18/82	2,103,648
13,575,000	CenterPoint Energy, Inc., Series B (c)	6.85%	02/15/55	14,342,707
11,578,000	Dominion Energy, Inc. (c)	6.63%	05/15/55	11,847,212
11,109,000	Dominion Energy, Inc. (c)	6.20%	02/15/56	11,135,073
198,000	Dominion Energy, Inc., Series A (c)	6.88%	02/01/55	205,717
15,859,000	Dominion Energy, Inc., Series B (c)	7.00%	06/01/54	16,958,092
8,037,000	NiSource, Inc. (c)	6.38%	03/31/55	8,279,613
18,364,000	Sempra (c)	6.40%	10/01/54	18,515,393
3,522,000	Sempra (c)	6.88%	10/01/54	3,586,527
				86,973,982
	Oil, Gas & Consumable Fuels — 2.6%
11,955,000	Enbridge, Inc. (c)	7.63%	01/15/83	12,986,788
25,881,000	Enbridge, Inc. (c)	8.50%	01/15/84	29,493,231
7,000,000	TransCanada PipeLines Ltd. (c)	6.38%	10/17/56	7,056,448
				49,536,467
	Trading Companies & Distributors — 0.6%
11,526,000	Sumisho Air Lease Corp., Series D (c)	6.00%	(a)	11,233,439
See Notes to Financial Statements

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Wireless Telecommunication Services — 0.6%
$10,552,000	Rogers Communications, Inc. (c)	7.13%	04/15/55	$10,892,337
	Total Capital Preferred Securities			1,847,078,474
	(Cost $1,805,831,238)

	Total Investments — 98.9%			1,867,908,122
	(Cost $1,828,290,514)
	Net Other Assets and Liabilities — 1.1%			20,744,394
	Net Assets — 100.0%			$1,888,652,516

(a)	Perpetual maturity.
(b)
This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At April 30, 2026, securities noted as such amounted to $627,332,780 or 33.2% of net assets. Of these securities, 7.4% originated in emerging markets, and 92.6% originated in foreign markets.

(c)	Fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at April 30, 2026. At a predetermined date, the fixed rate will change to a variable rate.
(d)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
April 30, 2026, securities noted as such are valued at $24,572,236 or 1.3% of net assets.

(e)
When-issued security. The interest rate shown reflects the rate in effect at April 30, 2026. Interest will begin accruing on the security’s first settlement date (see Note 2B - Securities Transactions and Investment Income in the Notes to Financial
Statements).

(f)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2026, securities noted as such amounted to $399,117,748 or 21.1%
of net assets.

(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(h)	Claim pending with the administrative court of Switzerland.
(i)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(j)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(k)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers
(see Note 2C - Restricted Securities in the Notes to Financial Statements).

(l)	Floating or variable rate security.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
SOFR	– Secured Overnight Financing Rate

See Notes to Financial Statements

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Country Allocation†	% of Net Assets
United States	47.2%
Canada	16.6
France	9.3
United Kingdom	8.1
Spain	5.6
Netherlands	2.6
Germany	2.5
Mexico	2.2
Japan	2.2
Finland	0.8
Switzerland	0.7
Sweden	0.5
Bermuda	0.4
Chile	0.2
Total Investments	98.9
Net Other Assets and Liabilities	1.1
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
$1,000 Par Preferred Securities*	$20,829,648	$20,829,648	$—	$—
Capital Preferred Securities:
Capital Markets	138,278,451	—	124,756,215	13,522,236
Other Industry Categories*	1,708,800,023	—	1,708,800,023	—
Total Investments	$1,867,908,122	$20,829,648	$1,833,556,238	$13,522,236

*	See Portfolio of Investments for industry breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Assets and Liabilities
April 30, 2026 (Unaudited)

	First Trust Preferred Securities and Income ETF (FPE)	First Trust Institutional Preferred Securities and Income ETF (FPEI)
ASSETS:
Investments, at value	$6,285,866,744	$1,867,908,122
Cash	63,377,179	7,520,393
Receivables:
Interest	58,747,397	23,754,960
Investment securities sold	16,030,157	15,711,448
Capital shares sold	3,629,340	16,829
Dividends	803,109	—
Reclaims	107,000	—
Total Assets	6,428,560,926	1,914,911,752

LIABILITIES:
Due to broker	28,454	—
Payables:
Investment securities purchased	58,665,307	18,192,540
Investment advisory fees	4,321,140	1,335,306
Capital shares redeemed	—	6,731,390
Total Liabilities	63,014,901	26,259,236
NET ASSETS	$6,365,546,025	$1,888,652,516

NET ASSETS consist of:
Paid-in capital	$7,139,017,965	$1,837,682,317
Par value	3,522,550	982,000
Accumulated distributable earnings (loss)	(776,994,490)	49,988,199
NET ASSETS	$6,365,546,025	$1,888,652,516
NET ASSET VALUE, per share	$18.07	$19.23
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	352,255,000	98,200,002
Investments, at cost	$6,434,074,037	$1,828,290,514
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Operations
For the Six Months Ended April 30, 2026 (Unaudited)

	First Trust Preferred Securities and Income ETF (FPE)	First Trust Institutional Preferred Securities and Income ETF (FPEI)
INVESTMENT INCOME:
Interest	$150,858,700	$59,741,865
Dividends	58,488,856	744,293
Foreign withholding tax	(229,120)	—
Total investment income	209,118,436	60,486,158

EXPENSES:
Investment advisory fees	26,261,452	7,870,174
Legal fees	139,667	22,382
Other expenses	6,305	1,229
Total expenses	26,407,424	7,893,785
NET INVESTMENT INCOME (LOSS)	182,711,012	52,592,373

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	6,350,924	14,878,977
In-kind redemptions	176,845	—
Net realized gain (loss)	6,527,769	14,878,977
Net change in unrealized appreciation (depreciation) on investments	(94,277,959)	(31,969,004)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(87,750,190)	(17,090,027)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$94,960,822	$35,502,346
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Changes in Net Assets

	First Trust Preferred Securities and Income ETF (FPE)		First Trust Institutional Preferred Securities and Income ETF (FPEI)
	Six Months Ended 4/30/2026 (Unaudited)	Year Ended 10/31/2025	Six Months Ended 4/30/2026 (Unaudited)	Year Ended 10/31/2025
OPERATIONS:
Net investment income (loss)	$182,711,012	$338,535,227	$52,592,373	$90,539,596
Net realized gain (loss)	6,527,769	28,749,738	14,878,977	21,064,070
Net change in unrealized appreciation (depreciation)	(94,277,959)	115,720,941	(31,969,004)	34,420,766
Net increase (decrease) in net assets resulting from operations	94,960,822	483,005,906	35,502,346	146,024,432

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(189,744,174)	(338,377,179)	(53,895,411)	(90,760,817)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	263,974,393	618,699,298	175,686,641	333,140,333
Cost of shares redeemed	(95,021,337)	(151,990,885)	(57,191,978)	(89,643,023)
Net increase (decrease) in net assets resulting from shareholder transactions	168,953,056	466,708,413	118,494,663	243,497,310
Total increase (decrease) in net assets	74,169,704	611,337,140	100,101,598	298,760,925

NET ASSETS:
Beginning of period	6,291,376,321	5,680,039,181	1,788,550,918	1,489,789,993
End of period	$6,365,546,025	$6,291,376,321	$1,888,652,516	$1,788,550,918

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	343,105,000	317,205,000	92,150,002	79,450,002
Shares sold	14,450,000	34,650,000	9,050,000	17,550,000
Shares redeemed	(5,300,000)	(8,750,000)	(3,000,000)	(4,850,000)
Shares outstanding, end of period	352,255,000	343,105,000	98,200,002	92,150,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Financial Highlights
For a share outstanding throughout each period
First Trust Preferred Securities and Income ETF (FPE)

	Six Months Ended 4/30/2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$18.34	$17.91	$15.58	$16.60	$20.45	$19.23
Income from investment operations:
Net investment income (loss)	0.52 (a)	1.03 (a)	0.99 (a)	1.00 (a)	0.92	0.90
Net realized and unrealized gain (loss)	(0.25)	0.42	2.34	(1.00)	(3.84)	1.24
Total from investment operations	0.27	1.45	3.33	—	(2.92)	2.14
Distributions paid to shareholders from:
Net investment income	(0.54)	(1.02)	(0.97)	(0.98)	(0.89)	(0.88)
Return of capital	—	—	(0.03)	(0.04)	(0.04)	(0.04)
Total distributions	(0.54)	(1.02)	(1.00)	(1.02)	(0.93)	(0.92)
Net asset value, end of period	$18.07	$18.34	$17.91	$15.58	$16.60	$20.45
Total return (b)	1.51%	8.46%	21.79%	(0.10)%	(14.65)%	11.26%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$6,365,546	$6,291,376	$5,680,039	$4,871,594	$6,026,696	$7,698,246
Ratio of total expenses to average net assets	0.84% (c)	0.85%	0.84%	0.84%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets	5.79% (c)	5.77%	5.76%	6.04%	4.95%	4.54%
Portfolio turnover rate (d)	13%	42%	46%	34%	35%	27%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Institutional Preferred Securities and Income ETF (FPEI)

	Six Months Ended 4/30/2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$19.41	$18.75	$16.53	$17.26	$20.52	$19.36
Income from investment operations:
Net investment income (loss)	0.54 (a)	1.07 (a)	1.03 (a)	1.00 (a)	0.88	0.90
Net realized and unrealized gain (loss)	(0.16)	0.66	2.22	(0.72)	(3.22)	1.19
Total from investment operations	0.38	1.73	3.25	0.28	(2.34)	2.09
Distributions paid to shareholders from:
Net investment income	(0.56)	(1.07)	(0.99)	(0.96)	(0.87)	(0.88)
Return of capital	—	—	(0.04)	(0.05)	(0.05)	(0.05)
Total distributions	(0.56)	(1.07)	(1.03)	(1.01)	(0.92)	(0.93)
Net asset value, end of period	$19.23	$19.41	$18.75	$16.53	$17.26	$20.52
Total return (b)	1.96%	9.54%	20.03%	1.57%	(11.68)%	10.91%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,888,653	$1,788,551	$1,489,790	$1,041,297	$649,036	$492,418
Ratio of total expenses to average net assets	0.85% (c)	0.86% (d)	0.85%	0.86% (d)	0.85%	0.85%
Ratio of net investment income (loss) to average net assets	5.68% (c)	5.68%	5.69%	5.83%	4.89%	4.60%
Portfolio turnover rate (e)	14%	38%	35%	26%	31%	22%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund III
April 30, 2026 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the two funds (each a “Fund” and collectively, the “Funds”) listed below, each a diversified series of the Trust and listed and traded on NYSE Arca, Inc.

First Trust Preferred Securities and Income ETF – (ticker “FPE”)
First Trust Institutional Preferred Securities and Income ETF – (ticker “FPEI”)
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
Each Fund is an actively managed exchange-traded fund. The investment objective of each Fund is to seek total return and to provide current income.
Under normal market conditions, FPE seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in preferred securities and income-producing debt securities, including corporate bonds, high-yield securities (commonly referred to as “junk” bonds) and convertible securities.
Under normal market conditions, FPEI seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in institutional preferred securities and income-producing debt securities, including hybrid capital securities, contingent capital securities, U.S. and non-U.S. corporate bonds and convertible securities.
There can be no assurance that a Fund will achieve its investment objective. The Funds may not be appropriate for all investors.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Preferred stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
April 30, 2026 (Unaudited)
securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Capital preferred securities and other debt securities are fair valued on the basis of valuations provided by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
 1)
benchmark yields;
 2)
reported trades;
 3)
broker/dealer quotes;
 4)
issuer spreads;
 5)
benchmark securities;
 6)
bids and offers; and
 7)
reference data including market research publications.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
 1)
the credit conditions in the relevant market and changes thereto;
 2)
the liquidity conditions in the relevant market and changes thereto;
 3)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
 4)
issuer-specific conditions (such as significant credit deterioration); and
 5)
any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”)) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
April 30, 2026 (Unaudited)
 1)
the last sale price on the exchange on which they are principally traded;
 2)
the value of similar foreign securities traded on other foreign markets;
 3)
ADR trading of similar securities;
 4)
closed-end fund or exchange-traded fund trading of similar securities;
 5)
foreign currency exchange activity;
 6)
the trading prices of financial products that are tied to baskets of foreign securities;
 7)
factors relating to the event that precipitated the pricing problem;
 8)
whether the event is likely to recur;
 9)
whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
10)
other relevant factors.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of April 30, 2026, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security purchased is subject to market fluctuations during this period. Each Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At April 30, 2026, FPE and FPEI held $37,100,000 and $11,050,000 of when-issued or delayed-delivery securities, respectively. At April 30, 2026, the Funds had no forward purchase commitments.
Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Restricted Securities
Each Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of April 30, 2026, each Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
April 30, 2026 (Unaudited)
Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. Each Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security.

Security	Acquisition Date	Par Amount	Current Price	Carrying Cost	Value	% of Net Assets
FPE
Dairy Farmers of America, Inc., 7.13%	09/15/16 - 12/08/21	$10,700,000	$100.36	$10,903,500	$10,737,985	0.17%
Fortegra Financial Corp., 8.50%, 10/15/57	10/12/17 - 03/12/18	13,700,000	98.30	13,718,401	13,467,216	0.21
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	03/20/15 - 05/08/18	20,360,000	102.88	20,904,657	20,947,325	0.33
				$45,526,558	$45,152,526	0.71%
FPEI
Dairy Farmers of America, Inc., 7.13%	01/21/21 - 12/08/21	$1,200,000	$100.36	$1,222,750	$1,204,260	0.06%
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	05/04/18 - 10/02/25	2,131,000	102.88	2,190,137	2,192,473	0.12
				$3,412,887	$3,396,733	0.18%
D. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended October 31, 2025 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Preferred Securities and Income ETF	$338,377,179	$—	$—
First Trust Institutional Preferred Securities and Income ETF	90,760,817	—	—
As of October 31, 2025, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Preferred Securities and Income ETF	$6,231,075	$(656,025,710)	$(32,416,503)
First Trust Institutional Preferred Securities and Income ETF	1,227,962	(10,885,374)	78,038,676
E. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
April 30, 2026 (Unaudited)
realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2022, 2023, 2024, and 2025 remain open to federal and state audit. As of April 30, 2026, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2025, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust Preferred Securities and Income ETF	$656,025,710
First Trust Institutional Preferred Securities and Income ETF	10,885,374
During the taxable year ended October 31, 2025, the following Fund utilized capital loss carryforwards in the following amount:

Capital Loss Utilized
First Trust Preferred Securities and Income ETF	$20,758,128
First Trust Institutional Preferred Securities and Income ETF	18,721,130
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2025, the Funds had no net late year ordinary or capital losses.
As of April 30, 2026, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Preferred Securities and Income ETF	$6,434,074,037	$174,838,081	$(323,045,374)	$(148,207,293)
First Trust Institutional Preferred Securities and Income ETF	1,828,290,514	66,353,479	(26,735,871)	39,617,608
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
G. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
April 30, 2026 (Unaudited)
regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
Stonebridge Advisors LLC (“Stonebridge” or the “Sub-Advisor”), a majority-owned affiliate of First Trust, serves as each Fund’s sub-advisor and manages each Fund’s portfolio subject to First Trust’s supervision. Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust will supervise Stonebridge and its management of the investment of each Fund’s assets and will pay Stonebridge for its services as each Fund’s sub-advisor. The Sub-Advisor receives a monthly portfolio management fee calculated at an annual rate of 0.425% of the average daily net assets of the Fund less the amount of Fund expenses owed by the Sub-Advisor. During any period in which the Advisor’s management fee is reduced in accordance with the breakpoints described below, the investment sub-advisory fee (which is based on the Advisor’s management fee) paid to Stonebridge will be reduced to reflect the reduction in the Advisor’s management fee. First Trust is responsible for each Fund’s expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a 12b-1 plan, if any, and extraordinary expenses.
The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the schedule below:

Breakpoints
Fund net assets up to and including $2.5 billion	0.85000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.82875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.80750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.78625%
Fund net assets greater than $10 billion	0.76500%
First Trust Capital Partners, LLC, an affiliate of First Trust, owns a 51% ownership interest in Stonebridge.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation, prior to January 1, 2026, allocated pro rata among each fund in the First Trust Fund Complex based on net assets, and effective January 1, 2026, allocated equally among each fund in the First Trust Fund Complex. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
April 30, 2026 (Unaudited)
4. Purchases and Sales of Securities
For the six months ended April 30, 2026, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust Preferred Securities and Income ETF	$936,113,267	$791,575,221
First Trust Institutional Preferred Securities and Income ETF	395,370,007	246,654,288
For the six months ended April 30, 2026, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust Preferred Securities and Income ETF	$25,748,698	$9,308,909
First Trust Institutional Preferred Securities and Income ETF	—	—
5. Borrowings
The Trust, on behalf of FPE, along with First Trust Exchange-Traded Fund IV, First Trust Series Fund and First Trust Variable Insurance Trust, has a credit agreement with BNY (the “Credit Agreement”) as administrative agent for a group of lenders. The borrowing rate is the higher of the federal funds effective rate and the adjusted daily simple SOFR rate plus 1.00%. The commitment amount under the Credit Agreement is $620 million and such commitment amount may be increased up to $700 million with the consent of one or more lenders. BNY charges on behalf of the lenders a commitment fee of 0.15% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans and an agency fee. The commitment fee and agency fee are allocated amongst the funds that have access to the credit line pursuant to procedures approved by the Board of Trustees. To the extent that FPE accesses the credit line, there would also be an interest fee charged. FPE did not draw on the credit line during the six months ended April 30, 2026.
6. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
April 30, 2026 (Unaudited)
Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before February 28, 2027.
8. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there was the following subsequent event:
Pursuant to a series of transactions, the last of which is expected to occur on or about July 1, 2026, First Trust Capital Partners, LLC’s ownership percentage will increase to 68.27% of the voting interests in Stonebridge.

Other Information
First Trust Exchange-Traded Fund III
April 30, 2026 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the six months ended April 30, 2026.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of any Fund during the six months ended April 30, 2026.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended April 30, 2026

First Trust Exchange-Traded Fund III

First Trust Managed Municipal ETF (FMB)

First Trust Managed Municipal ETF (FMB)
Semi-Annual Financial Statements and Other Information
April 30, 2026
Performance and Risk Disclosure
There is no assurance that First Trust Managed Municipal ETF (the “Fund”) will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Fund’s advisor, may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments
April 30, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS — 99.4%
	Alabama — 6.1%
$225,000	AL Cmnty Clg Sys Brd of Trustees Rev Bishop St Cmnty Clg, BAM	4.00%	01/01/35	$227,851
1,000,000	Birmingham AL Spl Care Facs Fing Auth Hlth Care Fac Ref Children’s Hosp, Ser A	5.25%	06/01/42	1,113,503
1,000,000	Birmingham AL Spl Care Facs Fing Auth Hlth Care Fac Ref Children’s Hosp, Ser A	5.25%	06/01/43	1,106,038
1,000,000	Birmingham AL Spl Care Facs Fing Auth Hlth Care Fac Ref Children’s Hosp, Ser A	5.25%	06/01/44	1,096,895
1,000,000	Birmingham AL Spl Care Facs Fing Auth Hlth Care Fac Ref Children’s Hosp, Ser A	5.25%	06/01/45	1,087,366
7,695,000	Black Belt Energy Gas Dist AL Gas Proj Rev Bonds Proj No 7, Ser C-1 (Mandatory put 12/01/26)	4.00%	10/01/52	7,731,491
10,070,000	Black Belt Energy Gas Dist AL Gas Proj Rev Proj No 6, Ser B (Mandatory put 12/01/26)	4.00%	10/01/52	10,118,335
3,000,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser A	5.00%	12/01/34	3,150,990
2,000,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser B	5.00%	12/01/34	2,154,226
4,150,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser C (Mandatory put 06/01/32)	5.50%	10/01/54	4,475,179
5,300,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser C-1 (Mandatory put 06/01/29)	5.25%	02/01/53	5,554,541
500,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser D (Mandatory put 08/01/35)	5.00%	12/01/55	530,386
3,000,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser F	5.00%	06/01/36	3,094,279
1,250,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser F (Mandatory put 12/01/28)	5.50%	11/01/53	1,307,285
2,500,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser G	5.00%	10/01/35	2,627,949
3,500,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser I (a)	5.00%	10/01/33	3,734,819
3,000,000	Black Belt Energy Gas Dist AL Gas Sply Rev, Ser B (Mandatory put 12/01/30)	5.25%	12/01/53	3,224,750
3,500,000	Energy SE AL A Cooperative Dist Energy Sply Rev, Ser A	5.00%	11/01/35	3,678,475
8,600,000	Energy SE AL A Cooperative Dist Energy Sply Rev, Ser A-1 (Mandatory put 01/01/31)	5.50%	11/01/53	9,240,992
4,500,000	Energy SE AL A Cooperative Dist Energy Sply Rev, Ser B-1 (Mandatory put 11/01/31)	5.75%	04/01/54	4,912,609
400,000	Homewood AL Eductnl Bldg Auth Rev Ref Samford Univ Proj, Ser A	4.00%	12/01/33	396,416
950,000	Homewood AL Eductnl Bldg Auth Rev Ref Samford Univ Proj, Ser A	4.00%	12/01/34	934,900
2,605,000	Homewood AL Eductnl Bldg Auth Rev Stdt Hsg & Parking Proj, Ser C	5.50%	10/01/49	2,658,016
2,225,000	Jacksonville Pub Eductnl Bldg Auth JSU Fdtn Proj, Ser A, BAM	5.13%	08/01/44	2,356,149
600,000	Jefferson Cnty AL Swr Rev Warrants Ref Warrants	5.00%	10/01/39	645,683
2,280,000	Jefferson Cnty AL Swr Rev Warrants Ref Warrants	5.25%	10/01/40	2,490,848
3,050,000	Jefferson Cnty AL Swr Rev Warrants Ref Warrants	5.25%	10/01/42	3,306,472
1,000,000	Midcity Impt Dist AL Spl Assmnt Rev	4.50%	11/01/42	931,596
1,605,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref (b) (c)	4.00%	11/01/32	1,011,150
1,765,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref (b) (c)	4.00%	11/01/34	1,111,950
5,000,000	SE Energy Auth A Cooperative, Ser D	5.00%	09/01/35	5,388,940
4,000,000	SE Energy Auth A Cooperative, Ser E	5.00%	10/01/30	4,276,728
8,170,000	SE Energy Auth AL Cmdy Sply Rev Proj #1, Ser A (Mandatory put 10/01/28)	4.00%	11/01/51	8,266,350
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Alabama (Continued)
$1,500,000	SE Energy Auth AL Cmdy Sply Rev Var Proj No 3, Ser A-1 (Mandatory put 12/01/29)	5.50%	01/01/53	$1,595,232
4,500,000	SE Energy Auth AL Cooperative Dist Cmdy Sply Rev Proj #6, Ser B (Mandatory put 06/01/30)	5.00%	01/01/54	4,747,547
2,000,000	SE Energy Auth AL Cooperative Dist Gas Sply Rev, Ser F (Mandatory put 11/01/35)	5.25%	11/01/55	2,163,967
2,920,000	SE Energy Auth AL Cooperative, Ser C (Mandatory put 11/01/32)	5.00%	10/01/55	3,101,220
1,650,000	Univ of AL at Birmingham Gen Rev Brd of Trustees, Ser B	3.00%	10/01/41	1,432,001
6,000,000	Walker Cnty AL Econ & Indl Dev Auth Sol Wst Disp Rev Var AL Pwr Co Plant Gorgas Proj, AMT (d)	3.53%	08/01/63	6,000,000
				122,983,124
	Arizona — 2.2%
1,500,000	AZ Brd of Rgts Univ AZ Sys Rev Ref Univ of AZ, Ser A	5.00%	06/01/38	1,712,256
1,750,000	AZ Brd of Rgts Univ AZ Sys Rev Ref Univ of AZ, Ser A	5.00%	06/01/39	1,985,158
2,000,000	AZ St Indl Dev Auth Edu Rev Acads of Math & Science Proj (e)	5.00%	07/01/49	1,842,720
925,000	AZ St Indl Dev Auth Edu Rev Cadence Cmps Proj, Ser A (e)	4.00%	07/15/40	870,588
500,000	AZ St Indl Dev Auth Edu Rev Macombs Fac Proj Sustainable Bonds, Ser A	4.00%	07/01/41	457,678
375,000	AZ St Indl Dev Auth Edu Rev Ref Basis Sch Projs, Ser D (e)	5.00%	07/01/37	375,972
225,000	AZ St Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser A (e)	5.00%	07/01/26	225,201
1,030,000	AZ St Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser G (e)	5.00%	07/01/37	1,032,669
500,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (e)	4.00%	07/15/51	386,684
1,100,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (e)	4.00%	07/15/56	822,742
800,000	AZ St Indl Dev Auth Edu Rev Somerset Acdmy of LV Aliante & Skye Canyon Cmps Proj, Ser A (e)	4.00%	12/15/51	606,719
325,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Equitable Sch Revolving Fund Sustainable Bonds, Ser A	5.00%	11/01/41	346,991
360,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Equitable Sch Revolving Fund Sustainable Bonds, Ser A	5.00%	11/01/42	382,454
875,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Equitable Sch Revolving Fund Sustainable Bonds, Ser A	5.00%	11/01/42	934,838
500,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Equitable Sch Revolving Fund Sustainable Bonds, Ser A	5.00%	11/01/43	529,638
1,250,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Equitable Sch Revolving Fund Sustainable Bonds, Ser A	5.00%	11/01/45	1,305,910
1,165,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Equitable Sch Revolving Fund Sustainable Bonds, Ser A	5.00%	11/01/49	1,184,151
3,800,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Sustainable Bonds Equitable Sch Revolving Fund, Ser A	4.00%	11/01/46	3,538,663
2,000,000	Chandler AZ Indl Dev Auth Indl Dev Rev Var Intel Corp Proj, Ser 2022-2, AMT (Mandatory put 09/01/27)	5.00%	09/01/52	2,024,897
4,000,000	Glendale AZ Indl Dev Auth Sr Living Facs Rev Ref Sun Hlth Svcs, Ser A	5.00%	11/15/42	4,012,932
985,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Trad Schs Proj	4.00%	07/01/34	987,721
500,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Horizon Cmnty Learning Ctr Proj	5.00%	07/01/35	500,429
500,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Legacy Trad Sch Proj	4.00%	07/01/34	501,381
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Arizona (Continued)
$1,000,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Legacy Trad Schs Proj Auth, Ser B (e)	5.00%	07/01/39	$1,010,745
2,200,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Legacy Trad Schs Proj Auth, Ser B (e)	5.00%	07/01/49	2,061,506
100,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Paradise Schs Projs Paragon Mgmt Inc (e)	4.00%	07/01/26	99,918
1,475,000	Maricopa Cnty AZ Indl Dev Auth Ref Banner Hlth Oblig Grp, Ser A	4.00%	01/01/38	1,487,659
1,000,000	Phoenix AZ Civic Impt Corp Arpt Rev Ref Junior Lien	5.00%	07/01/39	1,120,950
100,000	Phoenix AZ Indl Dev Auth Edu Rev Fac Legacy Trad Schs Projs, Ser A (e)	4.00%	07/01/26	100,057
3,655,000	Phoenix AZ Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser A (e)	5.00%	07/01/35	3,655,627
300,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Downtown Phoenix Stdt Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/33	307,326
850,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Downtown Phoenix Stdt Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/35	866,478
700,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Downtown Phoenix Stdt Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/44	700,387
200,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Ref Downtown Phoenix Stdt Hsg LLC AZ St Univ Proj, Ser A	5.00%	07/01/26	200,354
750,000	Pima Cnty AZ Unif Sch Dist #1 Tucson Proj of 2023, Ser B	5.00%	07/01/40	839,320
1,500,000	Salt River AZ Proj Agric Impt & Pwr Dist Elec Sys Rev Salt River Proj, Ser C	5.00%	01/01/51	1,571,855
1,000,000	Tempe AZ Indl Dev Auth Rev Ref Friendship Vlg of Tempe Proj, Ser A	4.00%	12/01/38	961,521
2,150,000	Yuma AZ Indl Dev Auth Hosp Rev Ref Yuma Regl Med Ctr, Ser A	5.25%	08/01/49	2,247,324
				43,799,419
	Arkansas — 0.2%
2,000,000	AR Dev Fin Auth Envrnmntl Rev Var United States Steel Corp Proj, Ser B, AMT (Mandatory put 03/03/36) (e)	4.25%	09/01/46	1,994,093
1,000,000	AR St Dev Fin Auth Res Recovery Rev Var Weyerhaeuser Co Proj, AMT (Mandatory put 10/15/32)	3.88%	10/15/65	1,000,655
860,000	Fayetteville AR Pub Facs Brd Retmnt Facs Rev Butterfield Trail Vlg Proj	5.25%	12/01/46	879,941
				3,874,689
	California — 5.3%
1,245,000	Burbank CA Wtr & Pwr Elec Rev	5.00%	06/01/43	1,329,162
2,000,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser A-1 (Mandatory put 08/01/28)	4.00%	05/01/53	2,025,820
2,000,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser A-1 (Mandatory put 04/01/32)	5.00%	05/01/54	2,116,402
2,400,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser B-1 (Mandatory put 08/01/31)	4.00%	02/01/52	2,423,761
3,000,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser B-1 (Mandatory put 08/01/29)	5.00%	07/01/53	3,131,321
2,000,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bonds, Ser E (Mandatory put 05/01/35)	5.00%	10/01/56	2,144,885
3,000,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Var Sustainable Bond Clean Energy Proj Rev Bonds, Ser B (Mandatory put 11/01/35)	5.00%	03/01/56	3,203,313
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$300,000	CA Sch Fin Auth Sch Fac Rev Alliance Clg Ready Pub Schs Proj, Ser C (e)	4.50%	07/01/26	$300,281
2,000,000	CA Sch Fin Auth Sch Fac Rev Granada Hills Chrt Oblig Grp (e)	5.00%	07/01/43	1,999,910
455,000	CA Sch Fin Auth Sch Fac Rev Ref Hth Learning Proj, Ser A (e)	4.00%	07/01/26	454,894
800,000	CA Sch Fin Auth Sch Fac Rev Ref Hth Learning Proj, Ser A (e)	5.00%	07/01/32	807,496
655,000	CA Sch Fin Auth Sch Fac Rev, Ser A (e)	5.00%	07/01/40	662,379
2,000,000	CA St Enterprise Dev Auth Lease Rev Riverside Cnty Mead Vly Wellness Vlg Proj, Ser A	5.00%	11/01/44	2,189,891
1,250,000	CA St Hlth Facs Fing Auth Rev Ref El Camino Hlth, Ser A	5.00%	02/01/42	1,409,280
445,000	CA St Muni Fin Auth Chrt Sch Lease Rev Vista Chrt Middle Sch Proj (b)	5.38%	07/01/34	445,179
200,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Acdmy Proj (e)	4.00%	07/01/26	199,786
500,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Acdmy Proj, Ser A (e)	5.00%	07/01/38	502,369
1,120,000	CA St Muni Fin Auth Rev Ref CA Baptist Univ, Ser A (e)	5.00%	11/01/35	1,184,894
1,000,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/36	1,000,085
1,000,000	CA St Muni Fin Auth Sol Wst Disp Rev Var Wst Mgmt Inc Remk, Ser A, AMT (Mandatory put 10/02/28)	3.45%	10/01/41	1,006,070
2,750,000	CA St Muni Fin Auth Spl Fac Rev United Airls Inc Proj, AMT	4.00%	07/15/29	2,766,988
5,990,000	CA St Poll Control Fing Auth Wtr Furnishing Rev Plant Bonds, AMT (e)	5.00%	07/01/37	5,997,003
1,000,000	CA St Pub Wks Brd Lease Rev Various Capital Proj, Ser B	4.00%	05/01/37	1,027,937
350,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (e)	5.00%	12/01/30	350,430
450,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (e)	5.00%	12/01/33	463,633
500,000	CA Stwd Cmntys Dev Auth Rev Ref CA Baptist Univ, Ser A (e)	5.00%	11/01/32	506,613
195,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/31	197,832
2,000,000	Centrl Vly CA Energy Auth Cmdy Sply Rev Var (Mandatory put 08/01/35)	5.00%	12/01/55	2,135,429
370,000	Chino CA Cmnty Facs Dist Spl Tax #2003-3 Impt Area #7	5.00%	09/01/30	383,378
1,000,000	CSCDA Cmnty Impt Auth CA Essential Hsg Rev The Link Glendale Sustainable Bonds, Ser A-2 (e)	4.00%	07/01/56	766,763
1,000,000	Elk Grove CA Fin Auth Spl Tax Rev Cmnty Facs Dt No 2005-1 Laguna Ridge	5.00%	09/01/44	1,035,170
165,000	Folsom Ranch CA Fing Auth Spl Tax Rev White Rock Springs Ranch	4.00%	09/01/39	164,304
170,000	Folsom Ranch CA Fing Auth Spl Tax Rev White Rock Springs Ranch	4.00%	09/01/40	166,442
175,000	Folsom Ranch CA Fing Auth Spl Tax Rev White Rock Springs Ranch	4.00%	09/01/41	168,169
1,000,000	Fontana CA Spl Tax Cmnty Facs Dt #109	5.00%	09/01/44	1,031,660
250,000	Fontana CA Spl Tax Spl Tax The Meadows	4.00%	09/01/27	252,518
265,000	Fontana CA Spl Tax Spl Tax The Meadows	4.00%	09/01/28	269,497
280,000	Fontana CA Spl Tax Spl Tax The Meadows	4.00%	09/01/29	285,960
535,000	Fontana CA Spl Tax Spl Tax The Meadows	4.00%	09/01/36	537,333
2,000,000	Irvine CA Facs Fing Auth Lease Rev Gateway Preserve Land Acq Proj, Ser A	5.25%	05/01/43	2,005,036
175,000	Irvine CA Unif Sch Dist Spl Tax Cmnty Facs Dist No 09-1, Ser A	5.00%	09/01/31	183,446
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$365,000	Irvine CA Unif Sch Dist Spl Tax Cmnty Facs Dist No 09-1, Ser A	5.00%	09/01/32	$381,781
125,000	Irvine CA Unif Sch Dist Spl Tax Cmnty Facs Dist No 09-1, Ser A	5.00%	09/01/34	130,126
1,000,000	Kern CA Cmnty Clg Dist, Ser D	5.25%	08/01/40	1,115,940
825,000	Lammersville CA Jt Unif Sch Dist Spl Tax Cmnty Facs Dist #2014-1 Impt Area #1 Mountain House Sch Facs	5.00%	09/01/42	831,903
190,000	Los Angeles CA Dept of Arpts Arpt Rev Prerefunded Subord Ref, Ser D, AMT (Pre-refunded maturity 11/15/31)	5.00%	05/15/33	209,615
1,340,000	Los Angeles CA Dept of Arpts Arpt Rev Sr Bonds Priv Activity, Ser H, AMT	5.00%	05/15/41	1,417,484
1,500,000	Los Angeles CA Dept of Arpts Arpt Rev Sr Bonds Sustainable Bond Priv Activity, Ser G, AMT	5.00%	05/15/34	1,632,565
1,500,000	Los Angeles CA Dept of Arpts Arpt Rev Sr Bonds Sustainable Bond Priv Activity, Ser G, AMT	5.50%	05/15/35	1,672,726
2,000,000	Los Angeles CA Dept of Arpts Arpt Rev Subord Los Angeles Intl Arpt, Ser F, AMT	5.00%	05/15/36	2,086,183
2,000,000	Los Angeles CA Dept of Arpts Arpt Rev Sustainable Bond Ref Subord Priv Activity, Ser A, AMT	5.25%	05/15/42	2,161,866
3,645,000	Los Angeles CA Dept of Arpts Arpt Rev Unrefunded Subord Ref, Ser D, AMT	5.00%	05/15/31	3,979,433
3,000,000	Los Angeles CA Dept of Arpts Arpt Rev Unrefunded Subord Ref, Ser D, AMT	5.00%	05/15/36	3,225,922
100,000	Marina CA Redev Agy Successor Agy Tax Allocation Hsg, Ser B	5.00%	09/01/33	102,135
175,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/30	181,150
150,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/31	155,240
145,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/32	150,030
165,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/33	170,653
110,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax No 2018-1 Grantline 208	5.00%	09/01/26	110,760
200,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax Rev Grantline 208 Cmnty Fac Dt #2018-1	4.00%	09/01/50	170,341
500,000	River Islands CA Pub Fing Auth Spl Tax Cmnty Facs Dist #2003- 1, Ser A	5.00%	09/01/43	507,245
500,000	River Islands CA Pub Fing Auth Spl Tax Cmnty Facs Dist #2019-1 Phase 2 Pub Impts	4.00%	09/01/33	498,421
215,000	Riverside CA Unif Sch Dist Cmnty Facs Dt #33 Citrus Heights II Spl Tax	4.00%	09/01/27	217,081
225,000	Riverside CA Unif Sch Dist Cmnty Facs Dt #33 Citrus Heights II Spl Tax	4.00%	09/01/28	228,717
315,000	Riverside CA Unif Sch Dist Impt Area No 2	5.00%	09/01/39	329,920
480,000	Riverside CA Unif Sch Dist Impt Area No 2	5.00%	09/01/44	495,167
110,000	Roseville CA Spl Tax Fiddyment Ranch Cmnty Facs	5.00%	09/01/30	113,843
100,000	Roseville CA Spl Tax Fiddyment Ranch Cmnty Facs	5.00%	09/01/31	103,473
350,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No 1	4.00%	09/01/37	349,828
640,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No 1	4.00%	09/01/46	579,527
205,000	Roseville CA Spl Tax Vlg CFD #1	4.00%	09/01/32	209,694
310,000	Roseville CA Spl Tax Vlg CFD #1	4.00%	09/01/41	301,623
520,000	Roseville CA Spl Tax Vlg CFD #1	4.00%	09/01/46	474,041
260,000	Sacramento CA Spl Tax Greenbriar Cmnty Facs Dist #2018-03 Impt Area #1	4.00%	09/01/30	268,095
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$220,000	Sacramento CA Spl Tax Greenbriar Cmnty Facs Dist #2018-03 Impt Area #1	4.00%	09/01/31	$226,133
315,000	Sacramento CA Spl Tax Greenbriar Cmnty Facs Dist #2018-03 Impt Area #1	4.00%	09/01/32	322,743
515,000	Sacramento CA Spl Tax Greenbriar Cmnty Facs Dist #2018-03 Impt Area #1	4.00%	09/01/33	525,885
615,000	Sacramento CA Spl Tax Greenbriar Cmnty Facs Dist #2018-03 Impt Area #1	4.00%	09/01/35	622,971
1,435,000	San Diego Cnty CA Regl Arpt Auth Arpt Rev Sr Priv Activity, Ser B, AMT	5.25%	07/01/35	1,617,482
750,000	San Diego Cnty CA Regl Arpt Auth Arpt Rev Sr Priv Activity, Ser B, AMT	5.25%	07/01/37	855,194
1,500,000	San Diego Cnty CA Regl Arpt Auth Arpt Rev Sr Priv Activity, Ser B, AMT	5.25%	07/01/40	1,676,631
4,285,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev Ref Second Ser San Francisco Intl, Ser A, AMT	5.25%	05/01/40	4,723,406
1,000,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev Ref, Ser A, AMT	5.00%	05/01/34	1,079,681
7,000,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev, Ser A, AMT	5.00%	05/01/39	7,254,653
700,000	San Francisco CA City & Cnty Dev Spl Tax Dist No Mission Rock Fac and Svcs, Ser A (e)	4.00%	09/01/41	662,162
185,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/29	187,419
145,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/30	146,875
335,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/31	338,531
245,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/32	246,887
300,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/33	301,417
525,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/42	487,778
800,000	San Luis Obispo CA Cmnty Facs Dist #2019-1 Spl Tax	4.00%	09/01/36	805,756
2,110,000	San Luis Obispo Cnty CA Fing Auth Lease Rev Multiple Capital Projs Ref, Ser A	5.25%	11/15/40	2,362,983
1,665,000	San Luis Obispo Cnty CA Fing Auth Lease Rev Multiple Capital Projs Ref, Ser A	5.25%	11/15/41	1,848,222
1,000,000	Tobacco Securitization Auth Nthrn CA Tobacco Stlmt Rev Ref Sr Bonds Sacramento Co Tobacco Secur Corp Class 1, Ser A	4.00%	06/01/37	1,004,760
1,000,000	Tobacco Securitization Auth Sthrn CA Tobacco Stlmt Rev Ref San Diego Co Asset Securitization Corp, Class 1, Ser A	5.00%	06/01/34	1,066,192
1,500,000	Tobacco Securitization Auth Sthrn CA Tobacco Stlmt Rev Ref San Diego Co Asset Securitization Corp, Class 1, Ser A	5.00%	06/01/35	1,596,844
2,260,000	Univ of CA CA Revs Prerefunded Ltd Proj, Ser K	4.00%	05/15/46	2,261,350
1,050,000	Victor CA Elem Sch Dist Cmnty Facs Dist Spl Tax Ref 2005-1, BAM	5.00%	09/01/46	1,071,986
				107,089,188
	Colorado — 5.3%
750,000	Adams & Arapahoe Cntys CO Jt Sch Dist #28J Aurora, BAM, COPS	5.25%	12/01/42	827,401
4,000,000	Adams & Weld Cntys CO Sch Dist #27J Brighton	5.00%	12/01/40	4,004,256
1,640,000	Adams Cnty CO, COPS	5.00%	12/01/41	1,798,702
880,000	Adams Cnty CO Sch Dist #14	5.50%	12/01/38	1,022,985
1,105,000	Allison Vly Met Dist #2 CO Ref	4.70%	12/01/47	1,036,309
600,000	Aurora CO Animal Shelter Proj, COPS	5.25%	12/01/45	653,791
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Colorado (Continued)
$1,340,000	Brighton Crossing Met Dist #6 CO, Ser A	5.00%	12/01/50	$1,288,662
250,000	Broomfield CO, COPS	5.00%	02/01/43	273,923
650,000	Broomfield CO, COPS	5.00%	02/01/44	705,373
550,000	Broomfield CO, COPS	5.00%	02/01/45	591,326
1,000,000	Broomfield CO City & Co Swr Activity Enterprise Swr Rev Ref	5.00%	12/01/43	1,103,654
775,000	Broomfield CO City & Co Swr Activity Enterprise Swr Rev Ref	5.00%	12/01/44	847,882
150,000	Canyons Met Dist #5 CO Ref, Ser A, BAM	5.00%	12/01/44	157,588
1,010,000	Cathedral Pines CO Met Dist Ref	5.00%	12/01/37	1,013,326
880,000	Centrl Weld Cnty CO Wtr Dist Rev, AG	4.00%	12/01/38	891,711
2,115,000	Cherry Creek CO Sch Dist #5	5.25%	12/15/43	2,371,232
1,310,000	CO Eductnl & Cultural Auth Rev Univ of Denver Proj, Ser A	5.00%	03/01/38	1,462,354
630,000	CO Eductnl & Cultural Auth Rev Univ of Denver Proj, Ser A	5.00%	03/01/40	695,015
450,000	CO Springs CO Sch Dist #11, BAM, COPS	5.00%	12/15/41	488,263
500,000	CO Springs CO Sch Dist #11, BAM, COPS	5.00%	12/15/42	540,037
1,000,000	CO Springs CO Sch Dist #11, BAM, COPS	5.25%	12/15/48	1,057,386
1,000,000	CO St Bldg Excellent Schs Today Bldg Excellent Sch, Ser T, COPS	5.00%	03/15/44	1,084,656
1,920,000	CO St Eductnl & Cultural Facs Auth Rev Chrt Sch Loveland Classical Schs Proj (e)	5.00%	07/01/36	1,921,919
660,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp (e)	5.00%	12/15/28	660,526
2,245,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp (e)	5.00%	12/15/35	2,245,820
4,000,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp (e)	5.00%	12/15/45	3,893,290
1,000,000	CO St Hlth Facs Auth Rev Craig Hosp Proj, Ser A	5.00%	12/01/44	1,047,362
4,215,000	CO St Hlth Facs Auth Rev Ref Adventhealth Oblig, Ser A	4.00%	11/15/38	4,222,186
925,000	CO St Hlth Facs Auth Rev Ref Christian Living Cmntys Obligated Grp (a)	5.00%	01/01/36	1,018,704
1,245,000	CO St Hlth Facs Auth Rev Ref Christian Living Neighborhoods Proj	5.00%	01/01/31	1,246,969
505,000	CO St Hlth Facs Auth Rev Ref Commonspirit Hlth, Ser A	5.00%	12/01/39	542,507
4,630,000	CO St Hlth Facs Auth Rev Ref Commonspirit Hlth, Ser A-1	4.00%	08/01/39	4,544,209
1,500,000	CO St Hlth Facs Auth Rev Ref Commonspirit Hlth, Ser A-2	5.00%	08/01/34	1,572,589
2,290,000	CO St Hlth Facs Auth Rev Ref Commonspirit Hlth, Ser A-2	5.00%	08/01/44	2,338,941
1,750,000	CO St Hlth Facs Auth Rev Ref Commonspirit Hlth, Ser A-2	4.00%	08/01/49	1,506,875
1,000,000	CO St Hlth Facs Auth Rev Ref Covenant Living Cmntys and Svcs	5.00%	12/01/35	1,083,740
1,040,000	CO St Hlth Facs Auth Rev Ref Covenant Living Cmntys and Svcs	5.13%	12/01/45	1,067,307
350,000	CO St Hlth Facs Auth Rev Ref Frasier Meadows Retmnt Cmnty Proj, Ser A	5.00%	05/15/26	350,178
1,580,000	CO St Hlth Facs Auth Rev Ref Intermountain Hlth, Ser A	5.00%	05/15/44	1,666,274
1,800,000	CO St Hlth Facs Auth Rev Ref Intermountain Hlth, Ser A	5.00%	05/15/45	1,886,446
7,580,000	CO St Hlth Facs Auth Rev Ref Scl Hlth Sys, Ser B	4.00%	01/01/40	7,481,934
405,000	CO St Hlth Facs Auth Rev Ref, Ser A	5.00%	05/15/37	431,925
400,000	CO St Hlth Facs Auth Rev Ref, Ser A	5.00%	05/15/39	421,652
325,773	CO St Hlth Facs Auth Rev Sr Living Ralston Creek Arvada Proj, Ser A (b) (c)	5.25%	11/01/32	9,773
500,000	CO St Hlth Sciences Fac, Ser A, COPS	5.00%	11/01/44	541,016
1,755,000	CO St, Ser A, COPS	3.00%	12/15/36	1,632,256
5,000,000	Denver City & Cnty CO Arpt Rev Ref Sub Sys, Ser A, AMT	5.00%	12/01/32	5,223,449
5,000,000	Denver City & Cnty CO Arpt Rev Ref Sub Sys, Ser A, AMT	5.00%	12/01/34	5,195,827
750,000	Denver City & Cnty CO Arpt Rev Ref Subord, Ser B, AMT	5.25%	11/15/36	830,165
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Colorado (Continued)
$500,000	Denver City & Cnty CO Arpt Rev Ref Subord, Ser B, AMT	5.50%	11/15/41	$554,874
900,000	Denver City & Cnty CO Arpt Rev Ref, Ser D, AMT	5.50%	11/15/33	1,024,932
1,300,000	Denver City & Cnty CO Arpt Rev Ref, Ser D, AMT	5.75%	11/15/41	1,446,241
1,500,000	Denver City & Cnty CO Arpt Rev, Ser A, AMT	5.50%	11/15/42	1,638,885
2,000,000	Denver City & Cnty CO Arpt Rev, Ser A, AMT	5.00%	11/15/47	2,045,544
1,784,000	Denver CO Intl Busn Ctr CO Met Dist #1 Subord, Ser B	6.00%	12/01/48	1,789,344
250,000	Eagle Cnty CO, COPS	5.25%	12/01/39	281,426
1,000,000	Eagle Cnty CO, COPS	5.25%	12/01/44	1,096,205
350,000	El Paso Cnty CO Sch Dist #20	5.25%	12/15/41	399,754
385,000	El Paso Cnty CO Sch Dist #20	5.25%	12/15/42	435,664
375,000	El Paso Cnty CO Sch Dist #20	5.25%	12/15/43	420,136
2,000,000	Elbert & Hwy 86 CO Comml Spl Rev & Tax Supported Ref Sr Bonds, Ser A (e)	5.00%	12/01/51	1,880,312
1,000,000	Jefferson Ctr CO Met Dist #1 Spl Rev, Ser A-2	4.38%	12/01/47	929,058
170,000	Lorson Ranch Met Dist #2 CO	5.00%	12/01/27	171,382
420,000	Park Creek CO Met Dist Rev Sr, Ser A	5.00%	12/01/30	440,904
500,000	Park Creek Met Dist CO Ltd Property Tax Supported Rev Sr Ref, AG	5.00%	12/01/41	537,209
1,300,000	Park Creek Met Dist CO Ltd Property Tax Supported Rev Sr, Ser A, AG	5.00%	12/01/43	1,380,938
500,000	Prairie Ctr CO Met Dist #3 Ltd Property Tax Supported Pri Ref, Ser A (e)	4.13%	12/15/27	501,174
2,500,000	Prairie Ctr CO Met Dist #3 Ltd Property Tax Supported Pri Ref, Ser A (e)	5.00%	12/15/41	2,503,637
500,000	Ravenna CO Met Dist Ref, AG	5.00%	12/01/38	538,871
1,000,000	Sagebrush Farm Met Dist #1 CO Sr Bonds, Ser A	6.38%	12/01/42	1,061,626
250,000	Sand Creek CO Met Dist, AG	5.00%	12/01/36	271,246
300,000	Sand Creek CO Met Dist, AG	5.00%	12/01/37	324,059
300,000	Sand Creek CO Met Dist, AG	5.00%	12/01/38	322,784
1,650,000	Silverthorne CO, COPS	5.00%	12/01/44	1,767,734
175,000	Sterling Hills CO W Met Dist Ref	5.00%	12/01/32	180,141
500,000	Sterling Ranch Cmnty Auth Brd CO Spl Assmnt Rev Spl Impt Dist No 1	5.63%	12/01/43	518,011
1,800,000	Takoda CO Met Dist Ref	6.00%	12/01/36	1,878,425
500,000	Telluride CO, COPS	5.00%	12/01/43	534,526
825,000	Third Creek Met Dist #1 CO Sr Bonds, Ser A-1 (b)	4.50%	12/01/37	749,619
825,000	Third Creek Met Dist #1 CO Sr Bonds, Ser A-1 (b)	4.50%	12/01/42	709,589
625,000	Trails at Crowfoot Met Dist #3 CO Ref, Ser A, AG	5.00%	12/01/39	675,654
				107,509,575
	Connecticut — 1.5%
2,000,000	CT St Hlth & Eductnl Facs Auth Rev Covenant Home Inc, Ser B	5.00%	12/01/40	2,023,261
445,000	CT St Hlth & Eductnl Facs Auth Rev Hartford Hlthcare, Ser A	5.00%	07/01/34	470,825
750,000	CT St Hlth & Eductnl Facs Auth Rev Ref Fairfield Univ Issue, Ser W	5.00%	07/01/43	817,077
1,000,000	CT St Hlth & Eductnl Facs Auth Rev Ref Fairfield Univ Issue, Ser W	5.00%	07/01/44	1,079,436
2,250,000	CT St Hlth & Eductnl Facs Auth Rev Ref Hartford Hlthcare Issue, Ser A	5.00%	07/01/39	2,489,671
475,000	CT St Hlth & Eductnl Facs Auth Rev Ref Quinnipiac Univ Issue, Ser P (a)	5.00%	07/01/43	519,111
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Connecticut (Continued)
$4,000,000	CT St Hlth & Eductnl Facs Auth Rev Ref Quinnipiac Univ Issue, Ser P (a)	5.00%	07/01/44	$4,331,343
2,445,000	CT St Spl Tax Oblig Rev, Ser A	5.00%	05/01/41	2,610,613
1,680,000	CT St Spl Tax Oblig Rev, Ser A	5.25%	07/01/43	1,856,516
500,000	CT St, Ser A	5.00%	03/15/37	568,744
5,695,000	CT St, Ser A	4.00%	01/15/38	5,783,105
500,000	CT St, Ser A	5.00%	03/15/38	565,359
965,000	CT St, Ser A	3.00%	01/15/39	874,113
500,000	Harbor Point CT Infra Impt Dist Spl Oblig Rev Ref Harbor Point Proj Ltd (e)	5.00%	04/01/39	504,211
1,750,000	Stamford CT Hsg Auth Ref Mozaic Concierge Living Proj, Ser A	6.00%	10/01/40	1,859,488
4,000,000	Univ of CT CT, Ser A	5.00%	02/15/39	4,244,220
				30,597,093
	Delaware — 0.6%
3,025,000	DE St Econ Dev Auth Retmnt Cmntys Rev Acts Retmnt Life Cmntys Inc, Ser B	5.00%	11/15/43	3,099,294
4,335,000	DE St Hlth Facs Auth Rev Ref Christiana Hlth Care Sys Oblig Grp, Ser A	5.00%	10/01/35	4,602,700
3,000,000	DE St Hlth Facs Auth Rev Ref Christiana Hlth Care Sys Oblig Grp, Ser A	5.00%	10/01/38	3,161,274
1,320,000	Millsboro DE Spl Oblig Ref Plantation Lakes Spl Dev Dist (e)	5.00%	07/01/28	1,338,844
				12,202,112
	District of Columbia — 0.7%
500,000	DC Wtr & Swr Auth Pub Util Rev Ref Sustainable Bonds Subord Lien, Ser B	5.00%	10/01/40	562,711
2,000,000	Met WA DC Arpts Auth Arpt Sys Rev Ref Arpt Sys Rev, Ser A, AMT	5.00%	10/01/32	2,117,536
3,175,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.00%	10/01/33	3,401,019
1,500,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.00%	10/01/35	1,676,452
1,390,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.25%	10/01/40	1,546,815
700,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.25%	10/01/42	749,363
3,250,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.25%	10/01/48	3,362,623
				13,416,519
	Florida — 7.7%
500,000	Acacia Fields CDD FL Spl Assmnt 2026 Proj	5.35%	06/15/46	498,586
1,000,000	Academical Vlg CDD FL Spl Assmnt Rev CDD	3.63%	05/01/40	882,395
575,000	Alachua Cnty FL Hlth Facs Auth CCRC Ref Oak Hammock at the Univ of FL Inc Proj	4.00%	10/01/40	549,640
2,945,000	Alachua Cnty FL Hlth Facs Auth Ref Shands Teaching Hosp & Clinics Inc, Ser B-1	5.00%	12/01/37	3,063,731
1,565,000	Ave Maria FL Stewardship Cmnty Dist Capital Impt Rev Phase 4 Master Impt Proj (e)	4.50%	05/01/33	1,590,567
1,000,000	Beach Cmnty Dev Dist FL Capital Impt Rev Ref, AG	5.25%	05/01/44	1,043,194
1,055,000	Berry Bay CDD FL Spl Assmnt Rev Assmnt Area One	3.63%	05/01/41	909,091
100,000	Bexley CDD FL Spl Assmnt Rev	4.10%	05/01/26	100,000
2,725,000	Broward Cnty FL Arpt Sys Rev, Ser A, AMT	5.00%	10/01/38	2,828,614
500,000	Broward Cnty FL Port Facs Rev, AMT	5.25%	09/01/42	548,924
750,000	Broward Cnty FL Port Facs Rev, AMT	5.25%	09/01/43	818,536
1,500,000	Broward Cnty FL Port Facs Rev, AMT	5.25%	09/01/44	1,625,451
590,000	Buckhead Trails CDD FL Spl Assmnt	5.60%	05/01/44	610,399
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$250,000	Capital Trust Auth FL Rev Aids Hlthcare Fndtn Oblig Grp, Ser A	4.75%	12/01/42	$251,586
1,000,000	Centrl FL St Tourism Oversight Dist Utils Rev, Ser 1	5.00%	10/01/43	1,089,052
1,060,000	Centrl FL St Tourism Oversight Dist Utils Rev, Ser 1	5.00%	10/01/44	1,146,018
1,500,000	Charlotte Cnty FL Indl Dev Auth Util Sys Rev Town & Country Utils Proj (e)	5.00%	10/01/34	1,519,963
1,490,000	Coco Palms FL CDD Spl Assmnt	4.50%	05/01/32	1,495,062
500,000	Collier Cnty FL Indl Dev Auth NCH Hlthcare Sys Projs, Ser A, AG	5.00%	10/01/40	544,513
800,000	Collier Cnty FL Indl Dev Auth NCH Hlthcare Sys Projs, Ser A, AG	5.00%	10/01/42	861,037
700,000	Collier Cnty FL Indl Dev Auth NCH Hlthcare Sys Projs, Ser A, AG	5.00%	10/01/42	743,041
1,000,000	Collier Cnty FL Indl Dev Auth NCH Hlthcare Sys Projs, Ser A, AG	5.00%	10/01/43	1,055,112
1,000,000	Collier Cnty FL Indl Dev Auth NCH Hlthcare Sys Projs, Ser A, AG	5.00%	10/01/44	1,047,295
165,000	Creekview CDD FL Spl Assmnt Rev Phase I Proj	3.88%	05/01/27	164,238
1,000,000	Cross Creek N CDD FL Spl Assmnt, Ser 2022	4.50%	05/01/52	904,871
925,000	Cypress Mill CDD FL Spl Assmnt CDD Assmnt Area Two Proj	4.00%	06/15/40	879,876
110,000	Edgewater E CDD FL Spl Assmnt Rev Assmnt Area One	2.50%	05/01/26	110,000
1,000,000	Edgewater E CDD FL Spl Assmnt Rev Assmnt Area One	4.00%	05/01/51	809,638
1,500,000	Enclave at Lake Geneva FL CDD Spl Assmnt	5.60%	05/01/46	1,491,380
45,000	Epperson N CDD FL Capital Impt Rev Assmnt Area #2	2.50%	05/01/26	45,000
580,000	Epperson N CDD FL Capital Impt Rev Assmnt Area 1, Ser A-1 (e)	5.00%	11/01/29	592,392
1,780,000	Epperson N CDD FL Capital Impt Rev Assmnt Area 1, Ser A-1 (e)	5.50%	11/01/39	1,834,270
800,000	Epperson N CDD FL Capital Impt Rev Assmnt Area Three, Ser A	3.40%	11/01/41	680,318
1,250,000	Fallschase Cmnty Dev Dist FL Spl Assmnt	3.38%	05/01/41	1,081,534
2,500,000	FL Dev Fin Corp Hlthcare Facs Rev Tampa General Hosp Proj, Ser A	5.00%	08/01/37	2,779,774
2,560,000	FL Dev Fin Corp Hlthcare Facs Rev Tampa General Hosp Proj, Ser A	5.00%	08/01/42	2,687,039
1,750,000	FL Dev Fin Corp Hlthcare Facs Rev Tampa General Hosp Proj, Ser A	5.00%	08/01/44	1,866,119
155,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/29	155,021
450,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/45	378,255
1,000,000	Fort Pierce FL Utils Auth Ref, Ser A, AG	5.00%	10/01/35	1,091,800
1,000,000	GIR E CDD FL Capital Impt Rev Assmnt Area One	5.30%	05/01/45	1,006,494
1,200,000	Gtr Orlando Aviation Auth FL Spl Purp Arpt Facs Rev United Airls Inc Proj, AMT	5.50%	11/01/37	1,277,244
2,000,000	Halifax FL Hosp Med Ctr Ref	5.00%	06/01/36	2,001,885
265,000	Hidden Creek N Cmnty Dev Dist FL Spl Assmnt, Ser A1	4.25%	11/01/40	254,874
1,500,000	Hillsborough Cnty FL Indl Dev Auth Hlth Sys Rev Ref Baycare Hlth Sys, Ser C	5.00%	11/15/43	1,627,661
2,000,000	Hillsborough Cnty FL Indl Dev Auth Hlth Sys Rev Ref Baycare Hlth Sys, Ser C	5.25%	11/15/49	2,113,080
2,710,000	Hyde Park CDD #1 FL Spl Assmnt	4.00%	05/01/42	2,494,600
1,825,000	JEA FL Elec Sys Rev Ref Sub, Ser III B	5.00%	10/01/31	1,877,407
2,000,000	Kingston One CDD FL Spl Assmnt Area One 2025 Proj Area	5.00%	05/01/35	2,076,177
1,000,000	Lakeland FL Energy Sys Rev Ref	5.00%	10/01/42	1,078,818
2,000,000	Lakeland FL Hosp Sys Rev Ref Lakeland Regl Hlth Sys	5.00%	11/15/41	2,165,852
1,000,000	Lakeland FL Hosp Sys Rev Ref Lakeland Regl Hlth Sys	5.00%	11/15/43	1,068,230
2,140,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev Lakewood Ranch SE Proj	5.50%	05/01/40	2,317,127
1,500,000	Lakewood Ranch FL Stewardship Dist Util Rev Sys Acq Proj, AG	5.25%	10/01/48	1,569,515
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$3,500,000	Lee Cnty FL Arpt Rev, AMT	5.25%	10/01/41	$3,812,255
1,000,000	Lee Cnty FL Arpt Rev, AMT	5.25%	10/01/44	1,067,290
1,500,000	Lee Cnty FL Arpt Rev, Ser A-1, AMT	5.25%	10/01/39	1,676,492
1,750,000	Lee Cnty FL Arpt Rev, Ser A-1, AMT	5.25%	10/01/40	1,943,889
2,910,000	Lee Cnty FL Indl Dev Auth Hosp Rev Exchange Ref Lee Hlth Sys, Ser 2019 A-1	5.00%	04/01/44	2,962,827
300,000	Lee Cnty FL Loc Optional Gas Tax Rev	5.00%	08/01/40	320,215
1,250,000	Lee Cnty FL Loc Optional Gas Tax Rev	5.00%	08/01/41	1,325,951
1,085,000	Liberty Cove CDD FL Spl Assmnt Rev Assmnt Area One Proj	5.38%	05/01/44	1,095,767
140,000	Miami World Ctr CDD FL Spl Assmnt	4.75%	11/01/27	141,845
2,000,000	Miami World Ctr CDD FL Spl Assmnt	5.13%	11/01/39	2,026,686
2,000,000	Miami-Dade Cnty FL Aviation Rev Ref, Ser A, AMT	5.00%	10/01/36	2,205,362
2,575,000	Miami-Dade Cnty FL Aviation Rev Ref, Ser A, AMT	5.00%	10/01/38	2,584,433
1,650,000	Miami-Dade Cnty FL Eductnl Facs Auth Rev Ref Univ of Miami, Ser A	5.25%	04/01/47	1,753,296
1,155,000	Miami-Dade Cnty FL Eductnl Facs Auth Rev Ref Univ of Miami, Ser A	5.25%	04/01/48	1,221,160
1,790,000	Miami-Dade Cnty FL Eductnl Facs Auth Rev Ref Univ of Miami, Ser B	5.25%	04/01/41	1,994,099
1,500,000	Miami-Dade Cnty FL Eductnl Facs Auth Rev Univ of Miami Issue	5.00%	04/01/43	1,634,917
1,000,000	Miami-Dade Cnty FL Eductnl Facs Auth Rev Univ of Miami Issue	5.00%	04/01/44	1,078,668
1,000,000	Miami-Dade Cnty FL Eductnl Facs Auth Rev Univ of Miami Issue	5.00%	04/01/45	1,068,599
550,000	Miami-Dade Cnty FL Indl Dev Auth Doral Acdmy Proj	5.00%	01/15/32	559,046
1,210,000	Miami-Dade Cnty FL Indl Dev Auth Doral Acdmy Proj	5.00%	01/15/37	1,221,292
2,000,000	Miami-Dade Cnty FL Seaport Rev Ref Sr Bonds, Ser A, AMT	5.00%	10/01/42	2,091,249
1,610,000	N Miami Beach FL Spl Oblig Parks Proj	5.00%	11/01/44	1,722,798
605,000	N Park Isle Cmnty Dev Dist FL Spl Assmnt Rev Assmnt Area One	4.00%	05/01/30	607,741
1,375,000	N Park Isle Cmnty Dev Dist FL Spl Assmnt Rev Assmnt Area One	4.50%	05/01/40	1,376,627
1,500,000	N River Ranch CDD FL Capital Impt Rev Phase 1 Proj, Ser A-1	4.25%	05/01/51	1,317,907
780,000	N Sumter Cnty FL Util Dependent Dist Util Rev Sumter Wtr Conservation Auth Proj, AG	4.00%	10/01/41	771,541
355,000	Nthrn Palm Beach Cnty FL Impt Dist	5.00%	08/01/37	358,225
145,000	Orange Cnty FL Hlth Facs Auth Rev Orlando Hlth Oblig Grp, Ser A	5.00%	10/01/36	159,038
500,000	Orange Cnty FL Hlth Facs Auth Rev Orlando Hlth Oblig Grp, Ser A	5.00%	10/01/37	545,010
1,500,000	Orange Cnty FL Hlth Facs Auth Rev Orlando Hlth Oblig Grp, Ser A	5.00%	10/01/41	1,609,524
2,000,000	Orange Cnty FL Hlth Facs Auth Rev Ref Orlando Hlth Oblig Grp, Ser A	5.00%	10/01/44	2,133,416
1,750,000	Orange Cnty FL Hlth Facs Auth Rev Ref Orlando Hlth Oblig Grp, Ser A	5.00%	10/01/45	1,849,361
2,000,000	Orange Cnty FL Hlth Facs Auth Rev Ref Orlando Hlth Oblig Grp, Ser A	5.00%	10/01/46	2,095,759
1,115,000	Palm Beach Cnty FL Hlth Facs Auth Ref Acts Retmnt Life Cmntys Inc Oblig Grp, Ser B	5.00%	11/15/42	1,164,366
1,880,000	Pasco Cnty FL Sch Brd, Ser C, AG, COPS	5.00%	08/01/34	2,022,481
4,250,000	Polk Cnty FL Indl Dev Auth Mineral Dev LLC Secondary Phosphate Tailings Recovery Proj (c) (f)	5.88%	01/01/33	850,000
605,000	Pompano Beach FL Rev John Knox Vlg Proj, Ser A	4.00%	09/01/41	570,531
2,290,000	Putnam Cnty FL Dev Auth Ref Seminole Proj, Ser A	5.00%	03/15/42	2,341,552
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$815,000	Rhodine Road N CDD FL Spl Assmnt 2019 Assmnt Area	4.50%	05/01/40	$819,601
500,000	Ridge at Apopka CDD FL Spl Assmnt, Ser 22	5.38%	05/01/42	512,663
150,000	Rivington CDD FL Spl Assmnt Rev 2022 Assmnt Area	3.25%	05/01/27	149,137
205,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/31	202,392
500,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/36	476,175
1,175,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/41	1,057,937
1,500,000	Saint Johns Cnty FL Sch Brd, Ser A, AG, COPS	5.25%	07/01/46	1,598,511
335,000	San Simeon Cmnty Dev Dist FL Spl Assmnt (e)	4.13%	06/15/39	316,020
500,000	Sarasota Natl FL CDD Spl Assmnt Ref	3.50%	05/01/31	500,231
1,795,000	Sarasota Natl FL CDD Spl Assmnt Ref	4.00%	05/01/39	1,766,673
1,615,000	Sawyers Landing CDD FL Spl Assmnt Rev	4.13%	05/01/41	1,528,947
3,635,000	Sawyers Landing CDD FL Spl Assmnt Rev	4.25%	05/01/53	3,098,158
2,515,000	Stoneybrook FL S CDD Spl Assmnt Rev Assmnt Area Two A Proj	5.13%	11/01/34	2,628,291
1,245,000	Summer Woods CDD FL Spl Assmnt Area Two 2020 Proj	4.00%	05/01/50	1,046,475
120,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/31	127,578
250,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/33	264,407
400,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	4.00%	07/01/38	393,083
300,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	4.00%	07/01/39	292,242
230,000	Tampa FL Rev Ref The Univ of Tampa Proj, Ser A	5.00%	04/01/34	245,014
420,000	Tern Bay CDD FL Spl Assmnt	3.13%	06/15/27	415,901
2,850,000	Tern Bay CDD FL Spl Assmnt	4.00%	06/15/42	2,582,702
450,000	The Heights CDD FL Spl Assmnt Rev CDD	4.00%	01/01/28	450,675
775,000	Tolomato FL CDD Ref 2022A Assmnt Area, Ser A, AG	3.00%	05/01/26	775,000
825,000	Tolomato FL CDD Ref 2022A Assmnt Area, Ser A, AG	3.00%	05/01/28	825,167
1,000,000	Triple Creek FL CDD Spl Assmnt Vlgs N&P Proj	3.50%	11/01/41	870,232
635,000	Trout Creek CDD FL Capital Impt Rev	4.00%	05/01/40	603,083
750,000	Two Lakes CDD FL Spl Assmnt	5.00%	05/01/44	766,940
750,000	Two Rivers W CDD FL Spl Assmnt Proj, Ser 2024	5.63%	05/01/44	775,160
1,745,000	Veranda CDD II FL Spl Assmnt Rev Ref Assmt Area 3 Preserve E Proj	5.13%	05/01/44	1,794,108
1,000,000	Villamar CDD FL Spl Assmnt Area Six Proj	5.50%	05/01/44	1,036,713
500,000	Volusia Cnty FL Eductnl Fac Auth Ref Embry Riddle Aeronautical Univ Inc Proj, Ser A	4.00%	10/15/36	503,617
850,000	Volusia Cnty FL Eductnl Fac Auth Stetson Univ Inc Proj	5.25%	06/01/41	890,942
1,315,000	Volusia Cnty FL Eductnl Fac Auth Stetson Univ Inc Proj	5.25%	06/01/42	1,372,765
835,000	Westside FL CDD Spl Assmnt Rev Ref (e)	4.10%	05/01/37	814,906
915,000	Westview S CDD FL Spl Assmnt Area One 2023 Proj Area	5.38%	05/01/43	942,948
775,000	Yarborough Lane CDD FL Spl Assmnt Proj, Ser 2024	5.35%	05/01/44	785,088
				153,812,993
	Georgia — 3.6%
2,500,000	Appling Cnty GA Dev Auth Var GA Pwr Co Plt Hatch Proj (d)	3.45%	09/01/41	2,500,000
8,980,000	Atlanta GA Arpt Passenger Fac Charge Rev Arpt Rev Subord, Ser D, AMT	4.00%	07/01/37	8,962,438
1,000,000	Atlanta GA Arpt Rev Sustainable Bonds, Ser B-1, AMT	5.25%	07/01/42	1,091,198
3,000,000	Atlanta GA Arpt Rev, Ser A	5.00%	07/01/42	3,221,225
2,400,000	Bartow Cnty GA Dev Auth Solid Wst Disp Fac Rev Var GA Pwr Co Plt Bowen Proj, AMT (d)	3.53%	11/01/62	2,400,000
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Georgia (Continued)
$3,500,000	Bartow Cnty GA Dev Auth Var Ref GA Pwr Co Plt Bowen Proj Remk, First Ser (Mandatory put 03/08/28)	3.95%	12/01/32	$3,552,550
1,300,000	Brookhaven Dev Auth GA Children’s Hlthcare of Atlanta, Ser A	5.00%	07/01/35	1,377,684
1,000,000	Burke Cnty GA Dev Auth Poll Control Rev Var GA Pwr Co Plant Vogtle Proj Remk, 2nd Ser (Mandatory put 03/12/27)	3.38%	11/01/48	1,001,761
875,000	Burke Cnty GA Dev Auth Poll Control Rev Var GA Pwr Co Plant Vogtle Proj Remk, 5th Ser (Mandatory put 06/13/28)	3.70%	10/01/32	885,432
1,400,000	Carroll City Cnty GA Hosp Auth Ref Tanner Med Ctr Inc Proj, RANS	5.00%	07/01/41	1,529,956
1,000,000	Carroll City Cnty GA Hosp Auth Ref Tanner Med Ctr Inc Proj, RANS	5.00%	07/01/42	1,085,433
600,000	Columbia Cnty GA Hosp Auth Rev Anticipation Ctfs Wellstar Hlth Sys Inc Proj, Ser B	5.00%	04/01/31	661,549
250,000	Columbia Cnty GA Hosp Auth Rev Anticipation Ctfs Wellstar Hlth Sys Inc Proj, Ser B	5.00%	04/01/36	277,567
250,000	Columbia Cnty GA Hosp Auth Rev Anticipation Ctfs Wellstar Hlth Sys Inc Proj, Ser B	5.00%	04/01/37	275,926
250,000	Columbia Cnty GA Hosp Auth Rev Anticipation Ctfs Wellstar Hlth Sys Inc Proj, Ser B	5.00%	04/01/38	274,438
500,000	Commerce GA Sch Dist	6.00%	08/01/41	596,226
890,000	GA St Hgr Edu Facs Auth Rev Ref USG Real Estate Fdtn II LLC Projs	5.00%	06/15/35	934,451
1,500,000	GA St Hsg & Fin Auth Rev Ref, Ser G	4.15%	12/01/40	1,491,760
250,000	Geo L Smith II GA Congress Ctr Auth Convention Ctr Hotel First Tier, Ser A	4.00%	01/01/36	249,341
3,875,000	Main Street Energy Inc GA Energy Proj Rev, Ser D	5.00%	12/01/33	4,079,724
3,625,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 09/01/27)	4.00%	07/01/52	3,672,326
14,500,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 12/01/29)	4.00%	09/01/52	14,732,403
1,700,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 09/01/31)	5.00%	05/01/54	1,821,946
2,500,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 06/01/32)	5.00%	06/01/55	2,687,640
2,795,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser B (Mandatory put 03/01/30)	5.00%	07/01/53	2,955,941
2,000,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser D (Mandatory put 04/01/31)	5.00%	04/01/54	2,128,909
2,265,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser D (Mandatory put 12/01/30)	5.00%	05/01/54	2,390,635
600,000	Muni Elec Auth of GA Plant Vogtle Units 3&4 Proj J Bonds, Ser A, AG	5.00%	07/01/38	655,981
800,000	Muni Elec Auth of GA Ref Proj One Subord Bonds, Ser A	5.00%	01/01/42	856,547
750,000	Muni Elec Auth of GA Ref Proj One Subord Bonds, Ser A	5.00%	01/01/43	797,798
1,750,000	Muni Elec Auth of GA Ref Proj One Subord Bonds, Ser A	5.25%	01/01/49	1,816,657
680,000	Paulding Cnty GA Hosp Auth Ref Antic Ctfs Wellstar Hlth Sys Inc, Ser A	5.00%	04/01/43	714,855
275,000	Priv Clgs & Univs Auth GA Ref Mercer Univ Proj	5.00%	10/01/29	292,425
				71,972,722
	Guam — 0.0%
300,000	Guam Port Auth Port Rev, Ser B, AMT	5.00%	07/01/32	307,255
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Hawaii — 0.2%
$3,460,000	HI St Arpts Sys Rev, Ser A, AMT	5.00%	07/01/43	$3,522,679
	Idaho — 0.3%
1,265,000	ID St Hlth Facs Auth Rev Ref Madison Memorial Hosp	5.00%	09/01/30	1,267,158
1,000,000	ID St Hlth Facs Auth Rev Ref Madison Memorial Hosp	5.00%	09/01/37	1,000,211
2,000,000	ID St Hlth Facs Auth Rev Ref St Luke’s Hlth Sys Proj, Ser A	5.00%	03/01/34	2,087,618
2,000,000	ID St Hsg & Fin Assn Sales Tax Rev Transprtn Expansion & Congestion Mitigation Fund, Ser A	5.00%	08/15/48	2,097,791
				6,452,778
	Illinois — 5.0%
2,895,000	Bloomingdale IL	5.00%	10/30/43	3,104,686
1,000,000	Bolingbrook IL Ref, Ser A, AG	5.00%	01/01/31	1,032,178
1,000,000	Chicago IL Brd of Edu Dedicated Capital Impt Tax	5.25%	04/01/36	1,082,381
1,250,000	Chicago IL Brd of Edu Dedicated Capital Impt Tax	5.25%	04/01/37	1,345,921
1,485,000	Chicago IL Brd of Edu Ref, Ser B	5.00%	12/01/30	1,529,726
500,000	Chicago IL Brd of Edu, Ser A	5.50%	12/01/37	525,211
500,000	Chicago IL Brd of Edu, Ser A	5.50%	12/01/38	522,614
1,300,000	Chicago IL Chicago Wks, Ser A	5.00%	01/01/35	1,340,871
560,000	Chicago IL ETM, Ser A	5.00%	01/01/27	568,291
600,000	Chicago IL Midway Arpt Rev Ref Sr Lien, Ser A, AMT	5.25%	01/01/43	637,873
500,000	Chicago IL Midway Arpt Rev Ref Sr Lien, Ser A, AMT	5.25%	01/01/44	527,753
1,000,000	Chicago IL Midway Arpt Rev Ref Sr Lien, Ser A, AMT	5.25%	01/01/45	1,047,560
1,000,000	Chicago IL Midway Arpt Rev Ref Sr Lien, Ser A, AMT	5.25%	01/01/46	1,039,696
515,000	Chicago IL Midway Arpt Rev Ref Sr, Ser C, AMT	5.00%	01/01/39	547,592
200,000	Chicago IL Midway Arpt Rev Sr Lien Ref, Ser A, AMT, BAM	5.50%	01/01/37	223,613
500,000	Chicago IL Midway Arpt Rev Sr Lien Ref, Ser A, AMT, BAM	5.75%	01/01/42	549,726
325,000	Chicago IL O’Hare Intl Arpt Rev Ref Sr Lien O’Hare Intl Arpt, Ser C, AMT	5.00%	01/01/34	350,284
3,320,000	Chicago IL O’Hare Intl Arpt Rev Ref Sr Lien, Ser A, AMT	5.00%	01/01/36	3,427,976
2,100,000	Chicago IL O’Hare Intl Arpt Rev Ref Sr Lien, Ser A, AMT	5.00%	01/01/37	2,163,321
1,455,000	Chicago IL O’Hare Intl Arpt Rev Ref, Ser C, AMT	5.00%	01/01/39	1,563,764
1,250,000	Chicago IL O’Hare Intl Arpt Rev Ref, Ser C, AMT	5.25%	01/01/41	1,364,272
2,020,000	Chicago IL O’Hare Intl Arpt Rev Sr Lien, Ser E, AMT	5.25%	01/01/45	2,141,238
1,350,000	Chicago IL Park Dist Ref, Ser A, BAM	4.00%	01/01/32	1,384,379
500,000	Chicago IL Ref, Ser A	5.63%	01/01/29	505,266
1,000,000	Cook Cnty IL Sch Dist #81 Schiller Park, BAM	3.00%	12/01/35	950,258
1,650,000	DuPage Cnty IL Sch Dist #58 Downers Grove	5.50%	12/15/42	1,863,523
850,000	IL St Fin Auth Acad Facs Lease Rev Univ of IL at Urbana Champaign Proj, Ser A	5.00%	10/01/34	899,199
970,000	IL St Fin Auth Acad Facs Lease Rev Univ of IL at Urbana Champaign Proj, Ser A	5.00%	10/01/35	1,023,131
845,000	IL St Fin Auth Rev Ref Mercy Hlth Sys Oblig Grp	5.00%	12/01/33	846,507
1,775,000	IL St Fin Auth Rev Ref Moorings of Arlington Heights, Ser A	5.00%	11/01/36	1,893,189
2,000,000	IL St Fin Auth Rev Ref Silver Cross Hosp & Med Ctrs, Ser A	5.00%	08/15/39	2,160,491
535,000	IL St Fin Auth Rev Springfield Sustainable Energy Partners	5.00%	04/01/39	584,759
655,000	IL St Fin Auth Rev Springfield Sustainable Energy Partners	5.00%	04/01/43	697,813
4,350,000	IL St Fin Auth Rev Township High Sch Dist #207 Proj	4.00%	12/01/38	4,375,702
2,000,000	IL St Fin Auth Rev Var Ref Northshore Edward Elmhurst Hlth Cred Grp, Ser E (d)	3.40%	08/15/57	2,000,000
500,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev CHF Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/27	504,118
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Illinois (Continued)
$95,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev CHF Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/31	$95,943
465,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev CHF Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/32	469,153
3,310,000	IL St Hsg Dev Auth Rev Ref Sustainable Bond, Ser A	5.00%	10/01/46	3,446,815
3,175,000	IL St Sales Tax Rev Junior Oblig, Ser A, BAM	3.00%	06/15/34	2,990,935
500,000	IL St Toll Hwy Auth Ref Sr, Ser A	5.00%	01/01/38	558,294
1,500,000	IL St, Ser A	5.00%	12/01/26	1,518,628
2,000,000	IL St, Ser A	4.00%	03/01/38	1,970,759
3,360,000	IL St, Ser A	5.50%	03/01/42	3,607,910
1,750,000	IL St, Ser A	5.50%	03/01/47	1,827,271
750,000	IL St, Ser B	5.25%	05/01/38	810,240
1,000,000	IL St, Ser B	5.25%	05/01/39	1,075,354
1,000,000	IL St, Ser B	5.25%	05/01/45	1,054,732
4,500,000	IL St, Ser C	5.00%	11/01/29	4,638,389
3,460,000	Kane Cook & DuPage Cntys IL Cmnty Clg Dist #509	4.00%	12/15/40	3,508,510
760,000	Kane Cook & DuPage Cntys IL Sch Dist #46 Elgin, Ser A	5.00%	01/01/40	834,163
1,400,000	Lincolnwood IL Tax Incr Allocation Rev NTS Dist 1860 Dev Proj, Ser A, COPS (e)	4.82%	01/01/41	1,400,339
1,175,000	Madison Bond Etc Cntys IL Cmnty Unit Sch Dist #5, Ser B, AG	5.50%	02/01/39	1,257,336
700,000	Madison Bond Etc Cntys IL Cmnty Unit Sch Dist #5, Ser B, AG	5.50%	02/01/40	747,494
1,160,000	McLean Cnty IL Cmnty Unit Sch Dist #19 Ridgeview Ref, Ser B, BAM	5.25%	12/01/44	1,247,946
1,140,000	Moultrie Shelby & Coles Cntys IL Cmnty Unit Sch Dist #300, BAM	5.00%	12/01/43	1,178,100
875,000	Moultrie Shelby & Coles Cntys IL Cmnty Unit Sch Dist #300, BAM	5.00%	12/01/44	902,702
2,000,000	S Wstrn IL Dev Auth Rev Ref Traid Cmnty USD #2 Proj, Ser B, BAM	5.50%	04/01/42	2,225,397
1,000,000	S Wstrn IL Dev Auth Rev Ref Traid Cmnty USD #2 Proj, Ser B, BAM	5.50%	04/01/43	1,107,789
2,000,000	Sales Tax Securitization Corp IL Ref Second Lien, Ser A, BAM	4.00%	01/01/40	1,982,435
3,925,000	Sales Tax Securitization Corp IL Ref Second Lien, Ser A	5.00%	01/01/40	4,278,301
2,000,000	Sales Tax Securitization Corp IL Ref Sr Lien, Ser A	5.00%	01/01/40	2,180,026
1,000,000	Sales Tax Securitization Corp IL Ref Sr Lien, Ser A	5.00%	01/01/42	1,073,434
950,000	Sales Tax Securitization Corp IL Ref, Ser C	5.50%	01/01/36	997,779
1,025,000	Sales Tax Securitization Corp IL Ref, Ser C	5.25%	01/01/43	1,053,784
885,000	Skokie IL Park Dist, Ser A	5.00%	12/01/34	962,207
510,000	Skokie IL Park Dist, Ser A	5.00%	12/01/35	551,395
1,295,000	Univ of IL IL Revs Auxiliary Facs Sys, Ser A, AG	3.00%	04/01/37	1,192,496
510,000	Univ of IL IL Revs Auxiliary Facs Sys, Ser B, BAM	3.50%	04/01/41	474,788
630,000	Will Cnty IL Forest Preserve Dist	5.00%	12/15/41	682,296
				100,228,022
	Indiana — 3.3%
3,080,000	Borden Henryville Multi Sch Bldg Corp IN	5.00%	07/15/39	3,288,496
2,000,000	Brownsburg IN 1999 Sch Bldg Corp First Mtge, Ser A	5.00%	07/15/42	2,160,003
2,000,000	Carmel IN Redev Auth	3.00%	07/15/40	1,784,252
2,080,000	Clark Pleasant IN Cmnty Sch Bldg Corp First Mtgs	5.00%	07/15/43	2,243,261
925,000	Columbus IN Multi Sch Bldg Corp First Mtge	5.00%	07/15/39	1,025,510
1,000,000	Columbus IN Multi Sch Bldg Corp First Mtge	5.00%	01/15/45	1,063,767
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Indiana (Continued)
$4,550,000	E Allen IN Multi Sch Bldg Corp First Mtgs	5.00%	07/15/43	$4,810,311
150,000	Fort Wayne IN Mf Hsg Rev Silver Birch at Cook Road (e)	5.30%	01/01/32	147,117
2,840,000	Fort Wayne IN Redev Auth Lease Rental Rev Riverfront Phase II Proj	5.00%	12/15/41	3,002,233
750,000	Franklin Twp IN Multi Sch Bldg Corp First Mtge	5.00%	07/15/40	818,709
1,000,000	Franklin Twp IN Multi Sch Bldg Corp First Mtge	5.00%	07/15/41	1,085,248
1,010,000	Franklin Twp IN Multi Sch Bldg Corp First Mtge	5.00%	07/15/42	1,087,855
1,210,000	Franklin Twp IN Multi Sch Bldg Corp First Mtge	5.00%	07/15/43	1,295,191
2,340,000	Hendricks Cnty IN Redev Auth Lease Rental Rev	5.00%	07/15/37	2,567,747
500,000	IN Fin Auth Eductnl Facs Rev Taylor Univ Proj	5.25%	09/01/40	554,613
705,000	IN Fin Auth Eductnl Facs Rev Taylor Univ Proj	5.25%	09/01/42	776,293
740,000	IN Fin Auth Eductnl Facs Rev Taylor Univ Proj	5.25%	09/01/43	810,030
780,000	IN Fin Auth Eductnl Facs Rev Taylor Univ Proj	5.25%	09/01/44	847,121
3,000,000	IN Fin Auth Midwestern Disaster Relief Rev OH Vly Elec Corp Proj Remk, Ser A	4.25%	11/01/30	3,087,852
1,500,000	IN St Fin Auth Envrnmntl Rev Ref Var Duke Energy IN Inc Proj Remk, Ser A-1, AMT (Mandatory put 06/01/32)	4.50%	05/01/35	1,510,677
2,000,000	IN St Fin Auth Hlth Sys Rev IN Univ Hlth, Ser A	5.00%	10/01/43	2,139,554
1,330,000	IN St Fin Auth Hosp Rev Goshen Hlth, Ser A	4.00%	11/01/37	1,254,405
1,000,000	IN St Fin Auth Hosp Rev Reid Hlth, AG	5.00%	01/01/40	1,053,101
4,250,000	IN St Hsg & Cmnty Dev Auth Sf Mtge Rev Var Remk, Ser C-3 (d)	3.35%	07/01/47	4,250,000
2,800,000	IN St Muni Pwr Agy Ref, Ser A	5.00%	01/01/42	2,801,168
3,000,000	Indianapolis IN Loc Pub Impt Bond Bank Ref Unlimited Ad Valorem Property Tax Supported Proj, Ser D	5.00%	01/15/38	3,343,317
5,000,000	IPS Multi Sch Bldg Corp IN Sustainable Bond First Mtge	5.00%	07/15/42	5,344,679
675,000	Madison IN Consol Sch Bldg Corp First Mortgage Bonds	5.00%	07/15/38	751,097
1,205,000	Madison IN Consol Sch Bldg Corp First Mortgage Bonds	5.00%	07/15/39	1,332,553
1,865,000	Mishawaka IN Sewage Wks Rev, BAM	5.00%	09/01/37	2,101,437
1,080,000	Msd Warren Twp IN Vision 2005 Sch Bldg Corp Rev	3.00%	07/10/35	1,019,685
2,485,000	Northern IN Commuter Transprtn Dist Indl Rev	5.25%	01/01/49	2,627,995
1,000,000	Penn IN High Sch Bldg Corp 1st Mtge Bonds, Ser A	5.00%	07/15/42	1,056,514
1,500,000	Sunman Dearborn IN High Sch Bldg Corp First Mtge	5.00%	07/15/41	1,613,320
1,500,000	Whiting IN Envrnmntl Facs Rev Ref BP Products N America Inc Proj, Ser A, AMT (Mandatory put 06/05/26)	5.00%	12/01/44	1,502,813
				66,157,924
	Iowa — 0.8%
2,385,000	Coralville IA Ref, Ser A	5.00%	05/01/38	2,385,818
2,000,000	Dallas Ctr IA Grimes Cmnty Sch Dist	3.00%	05/01/39	1,795,355
4,000,000	IA St Brd Regents Hosp Rev Univ of IA Hlth Cares Hosp Sys, Ser A	5.00%	09/01/40	4,368,171
3,000,000	IA St Fin Auth Midwstrn Disaster Area Rev Ref IA Fertilizer Co Proj (Pre-refunded maturity 12/01/32)	5.00%	12/01/50	3,395,548
2,500,000	St Univ of IA Univ Rev Ref the St Univ of IA, Ser S.U.I. 2025	5.00%	07/01/46	2,660,908
1,060,000	Univ of IA IA Facs Corp Museum of Art Proj	3.00%	06/01/38	965,256
1,085,000	Univ of IA IA Facs Corp Museum of Art Proj	3.00%	06/01/39	963,564
				16,534,620
	Kansas — 0.4%
1,120,000	Douglas Cnty KS, Ser A	5.00%	09/01/40	1,225,609
1,025,000	Douglas Cnty KS, Ser A	5.00%	09/01/41	1,109,735
500,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/31	505,249
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Kansas (Continued)
$625,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/32	$630,357
575,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/33	577,923
500,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/34	500,729
525,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/35	521,224
600,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/36	579,363
2,000,000	Wyandotte Cnty KS Kansas City Unif Govt Spl Oblg Rev Ref Vlg E Proj Areas 2B 3 5 (e)	5.75%	09/01/39	2,051,070
				7,701,259
	Kentucky — 2.7%
1,350,000	Ashland KY Med Ctr Rev Ref Ashland Hosp Corp DBA Kings Daughters Med Ctr, AG	3.00%	02/01/40	1,221,906
3,475,000	Boyle Cnty KY Eductnl Facs Rev Ref Ctr Clg, Ser A	5.25%	06/01/43	3,613,236
2,840,000	Jefferson Cnty KY Sch Dist Fin Corp Sch Bldg Rev, Ser B	3.00%	12/01/38	2,523,275
2,350,000	Kenton Cnty KY Arpt Brd, Ser A, AMT	5.25%	01/01/44	2,496,156
145,000	KY St Econ Dev Fin Auth Baptist Hlthcare Sys, Ser B	5.00%	08/15/28	148,796
2,950,000	KY St Econ Dev Fin Auth Baptist Hlthcare Sys, Ser B	5.00%	08/15/46	2,975,744
625,000	KY St Econ Dev Fin Auth Ref Commonspirit Hlth, Ser A-1	4.00%	08/01/38	619,655
3,000,000	KY St Hsg Corp Sf Mtge, Ser A	4.13%	07/01/41	3,007,710
4,545,000	KY St Muni Energy Agy Pwr Sys Rev Energy Ctr I Proj	5.00%	01/01/44	4,803,704
1,500,000	KY St Pub Energy Auth Gas Sply Rev Ref, Ser A-1 (Mandatory put 02/01/32)	5.25%	04/01/54	1,600,921
2,000,000	KY St Pub Energy Auth Gas Sply Rev Ref, Ser C	5.00%	05/01/36	2,127,568
6,300,000	KY St Pub Energy Auth Gas Sply Rev Var, Ser C (Mandatory put 02/01/28)	4.00%	02/01/50	6,363,769
1,500,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Norton Hlthcare Inc, Ser A	4.00%	10/01/39	1,456,989
1,300,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Ref Norton Hlthcare Inc, Ser A	5.00%	10/01/40	1,389,358
1,000,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Ref Norton Hlthcare Inc, Ser A	5.00%	10/01/41	1,065,612
290,000	Louisville & Jefferson Cnty KY Met Swr Dist Swr & Drain Sys Sustainable Bond, Ser A	5.00%	05/15/29	310,160
16,200,000	Meade Cnty KY Indl Bldg Rev Var Nucor Steel Brandenburg Proj Sustainable Bond, Ser B-1 (d)	3.80%	08/01/61	16,200,000
1,145,000	Rural Wtr Fing Agy KY Pub Projs Rev Flexible Term Prog, Ser H	3.00%	08/01/39	1,008,029
1,000,000	Trimble Cnty KY Envrnmntl Facs Rev Var Louisville Gas & Elec Co Proj, Ser A, AMT (Mandatory put 06/01/27)	4.70%	06/01/54	1,010,319
				53,942,907
	Louisiana — 0.8%
3,690,000	E Baton Rouge Parish LA Capital Impts Dist Movebr Sales T	5.00%	08/01/48	3,831,440
6,500,000	E Baton Rouge Parish LA Swr Commn Rev Ref, Ser A	4.00%	02/01/45	6,370,419
1,700,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Ref Hosp Womans Fdtn Proj, Ser A	5.00%	10/01/37	1,729,428
1,500,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Ref Westlake Chemical Corp Proj Remk	3.50%	11/01/32	1,464,831
2,000,000	Lafayette LA Utils Rev Electric Projs, AG	5.00%	11/01/46	2,131,342
1,330,000	Lafayette Parish LA Sch Brd Sales Tax Rev	5.50%	04/01/45	1,466,971
				16,994,431
	Maryland — 0.9%
650,000	Baltimore Cnty MD Rev Ref Oak Crest Vlg Inc Fac	4.00%	01/01/40	646,311
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Maryland (Continued)
$650,000	Baltimore Cnty MD Rev Ref Riderwood Vlg Inc Proj	4.00%	01/01/36	$656,250
2,020,000	Baltimore MD Spl Oblig Ref E Baltimore Rsrch Park Proj, Ser A	5.00%	09/01/38	2,037,001
135,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (e)	2.85%	06/01/26	134,876
750,000	MD St Dept of Transprtn BWI Thurgood Marshall Arpt Proj, Ser A, AG, AMT	5.25%	08/01/41	823,509
750,000	MD St Dept of Transprtn BWI Thurgood Marshall Arpt Proj, Ser A, AG, AMT	5.25%	08/01/42	817,331
2,660,000	MD St Econ Dev Corp Stdt Hsg Rev College Park Leonard Town Proj, AG	5.00%	07/01/40	2,830,660
700,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Kennedy Kriegern Issue, Ser A	5.00%	07/01/40	741,036
350,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Kennedy Kriegern Issue, Ser A	5.25%	07/01/44	369,825
3,000,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Meritus Hlth Issue	5.00%	07/01/38	3,295,294
250,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Stevenson Univ Proj, Ser A	4.00%	06/01/35	246,660
225,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Stevenson Univ Proj, Ser A	4.00%	06/01/36	220,485
750,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Stevenson Univ Proj, Ser A	4.00%	06/01/46	672,477
1,000,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Univ of MD Med Sys Issue, Ser A	5.00%	07/01/40	1,096,861
1,500,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Univ of MD Med Sys Issue, Ser A	5.00%	07/01/41	1,637,353
1,480,000	WA MD Suburban San Dist Consol Pub Impt	3.00%	06/01/39	1,363,341
				17,589,270
	Massachusetts — 0.8%
1,000,000	MA St Consolidated Loan, Ser G	5.00%	12/01/39	1,131,800
1,000,000	MA St Consolidated Loan, Ser G	5.00%	12/01/43	1,106,205
1,000,000	MA St Dev Fin Agy Rev Lasell Vlg Inc	5.25%	07/01/45	1,039,861
100,000	MA St Dev Fin Agy Rev Linden Ponds Inc Fac (e)	5.00%	11/15/28	103,120
2,000,000	MA St Dev Fin Agy Rev Ref UMass Memorial Hlth Care Oblig Grp, Ser N-1	5.00%	07/01/41	2,115,732
1,935,000	MA St Dev Fin Agy Rev Ref UMass Memorial Hlth Care Oblig Grp, Ser N-1	5.00%	07/01/45	1,991,017
500,000	MA St Dev Fin Agy Rev Tufts Univ Stdt Hsg Proj Prg Medford Properties Inc	5.25%	06/01/41	551,555
2,500,000	MA St Dev Fin Agy Rev Var Amherst Clg Issue, Ser A (Mandatory put 11/01/35)	5.00%	11/01/55	2,903,698
3,920,000	MA St Port Auth Ref, Ser A, AMT	5.00%	07/01/32	4,131,685
1,555,000	MA St Port Auth, Ser C, AMT	5.00%	07/01/31	1,642,351
				16,717,024
	Michigan — 2.2%
1,620,000	Charles Stewart Mott MI Cmnty Clg Ref, AG	5.00%	05/01/41	1,783,376
2,500,000	Grand Rapids MI Santn Swr Sys Rev	5.00%	01/01/43	2,548,108
2,000,000	Great Lakes MI Wtr Auth Sewage Disposal Sys Rev Ref Sr Lien, Ser A	5.00%	07/01/37	2,231,459
1,415,000	Great Lakes MI Wtr Auth Wtr Sply Sys Rev Ref Sr Lien, Ser A	5.00%	07/01/38	1,580,205
1,000,000	Great Lakes MI Wtr Auth Wtr Sply Sys Rev Ref Sr Lien, Ser C	5.00%	07/01/31	1,003,533
1,070,000	Great Lakes MI Wtr Auth Wtr Sply Sys Rev Sr Lien, Ser C	5.25%	07/01/43	1,185,618
1,000,000	Great Lakes MI Wtr Auth Wtr Sply Sys Rev Sr Lien, Ser C	5.25%	07/01/44	1,097,734
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Michigan (Continued)
$650,000	Howell MI Pub Schs, Ser II	5.00%	05/01/39	$726,981
500,000	Howell MI Pub Schs, Ser II	5.00%	05/01/40	552,703
1,325,000	Kentwood MI	5.00%	10/01/43	1,423,099
1,195,000	Lake Shore MI Pub Schs, Ser I	5.00%	11/01/37	1,303,168
1,000,000	Lakeview MI Pub Sch Dist	3.00%	11/01/35	942,860
1,000,000	L’Anse Creuse MI Pub Schs, Ser I	5.00%	05/01/42	1,092,127
500,000	MI St Fin Auth Act 38 Facs Sr Rev Sustainable Bonds Henry Ford Hlth Detroit Util Plant Proj	5.25%	02/28/42	533,381
795,000	MI St Fin Auth Rev Multi Modal McLaren Hlth Care, Ser A	5.00%	02/15/37	826,742
2,000,000	MI St Fin Auth Rev Multi Modal McLaren Hlth Care, Ser A	4.00%	02/15/44	1,853,018
1,070,000	MI St Fin Auth Rev Ref Beaumont Spectrum Consolidation, Ser A	5.00%	04/15/33	1,182,757
1,000,000	MI St Fin Auth Rev Ref CHE Trinity Hlth Credit Grp Remk, Ser 2013-2	4.00%	12/01/35	1,007,580
2,000,000	MI St Fin Auth Rev Ref Hosp McLaren Hlth Care, Ser B	5.00%	05/15/33	2,007,334
2,500,000	MI St Fin Auth Rev Ref Sr Turbo, Ser A-2	5.00%	06/01/40	2,586,872
3,000,000	MI St Fin Auth Rev Reftrinity Hlth Credit Grp Remk, Ser MI-2	3.00%	03/01/46	2,300,586
1,170,000	MI St Hsg Dev Auth Sf Mtge Rev, Ser A	4.00%	06/01/36	1,176,478
3,810,000	Troy MI City Sch Dist	5.00%	05/01/47	3,997,274
4,500,000	Univ of MI MI, Ser A	3.00%	04/01/28	4,500,617
1,475,000	Van Buren MI Pub Schs, Ser I	5.00%	11/01/41	1,608,156
1,435,000	Wayne Cnty MI Arpt Auth Rev Detroit Met Wayne Co Arpt, Ser B, AG, AMT	5.25%	12/01/36	1,591,787
800,000	Wayne Cnty MI Arpt Auth Rev Ref Detroit Met Wayne Cnty Arpt, Ser D, AMT	5.00%	12/01/39	868,564
450,000	Wayne Cnty MI Arpt Auth Rev Ref Detroit Met Wayne Cnty Arpt, Ser D, AMT	5.00%	12/01/43	477,243
				43,989,360
	Minnesota — 0.8%
1,740,000	Minneapolis MN & Saint Paul MN Hsg & Redev Auth Hlth Care Children’s Hlth Care	5.00%	08/15/39	1,911,267
2,000,000	Minneapolis MN & Saint Paul MN Hsg & Redev Auth Hlth Care Children’s Hlth Care	5.00%	08/15/41	2,156,402
950,000	Minneapolis Saint Paul MN Met Arpts Commn Arpt Rev Ref Sub, Ser B, AMT	5.00%	01/01/39	981,617
3,000,000	Minneapolis Saint Paul MN Met Arpts Commn Arpt Rev Subord Priv Activity, Ser B, AMT	5.25%	01/01/42	3,230,411
1,655,000	Minneapolis Saint Paul MN Met Arpts Commn Arpt Rev Subord Priv Activity, Ser B, AMT	5.25%	01/01/49	1,696,579
1,250,000	MN St Agric & Econ Dev Brd Hlth Care Sys Rev Ref Fairview Hlth Svcs, Ser A (a)	5.00%	11/15/39	1,360,412
1,000,000	MN St Agric & Econ Dev Brd Hlth Care Sys Rev Ref Fairview Hlth Svcs, Ser A (a)	5.00%	11/15/43	1,064,482
285,000	MN St Agric & Econ Devbrd HealthPartners Oblig Grp	5.00%	01/01/40	308,058
750,000	MN St Hsg Fin Agy Sustainable Bond, Ser A	4.10%	07/01/41	748,713
1,000,000	Rochester MN Hlth Care Facs Rev Mayo Clinic, Ser A	5.00%	11/15/42	1,102,626
250,000	Saint Paul MN Hsg & Redev Auth Hlth Care Rev Ref Sys Fairview Hlth Svcs, Ser A	4.00%	11/15/43	230,238
600,000	Sthrn MN St Muni Pwr Agy Pwr Sply Sys Rev Ref, Ser A	5.00%	01/01/40	672,509
500,000	Sthrn MN St Muni Pwr Agy Pwr Sply Sys Rev Ref, Ser A	5.00%	01/01/41	556,553
				16,019,867
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Mississippi — 0.6%
$500,000	Gulfport MS Hosp Fac Rev Memorial Hosp at Gulfport Proj	5.25%	07/01/41	$535,209
500,000	Gulfport MS Hosp Fac Rev Memorial Hosp at Gulfport Proj	5.25%	07/01/42	532,028
500,000	Gulfport MS Hosp Fac Rev Memorial Hosp at Gulfport Proj	5.25%	07/01/43	528,853
645,000	MS Dev Bk Spl Oblig Lamar Co Sch Dt Go Bond Proj	5.25%	06/01/41	719,872
850,000	MS Dev Bk Spl Oblig Lamar Co Sch Dt Go Bond Proj	5.25%	06/01/42	942,336
2,400,000	MS St Busn Fin Corp Sol Wst Disp Rev Adj Ref MS Pwr Co Proj Remk, AMT (d)	3.45%	05/01/28	2,400,000
5,000,000	MS St Hosp Equipment & Facs Auth Baptist Memorial Hlth Care, Ser A	5.00%	09/01/41	5,007,908
1,150,000	Warren Cnty MS Lease Pur Jail Proj, BAM, COPS	6.00%	09/01/43	1,286,741
				11,952,947
	Missouri — 1.8%
735,000	Jackson Cnty MO Consol Sch Dist #4	5.75%	03/01/39	866,000
690,000	Jackson Cnty MO Consol Sch Dist #4	5.75%	03/01/42	797,536
1,610,000	Jackson Cnty MO Consol Sch Dist #4	5.75%	03/01/43	1,794,193
4,310,000	Kansas City MO Indl Dev Auth Arpt Spl Oblig Kansas City Intl Arpt Terminal Mod, Ser A, AMT	5.00%	03/01/31	4,504,252
550,000	Knob Noster MO R VIII Lease Johnson Cnty, COPS	5.00%	04/01/41	580,401
700,000	Knob Noster MO R VIII Lease Johnson Cnty, COPS	5.00%	04/01/42	736,064
1,550,000	Maryville MO Sch Dist #R-II	5.00%	03/01/41	1,631,531
530,000	MO Jt Muni Elec Util Commn Pwr Proj Rev Dogwood Energy Fac Proj, Ser C, BAM	5.00%	06/01/38	592,437
555,000	MO Jt Muni Elec Util Commn Pwr Proj Rev Dogwood Energy Fac Proj, Ser C, BAM	5.00%	06/01/39	617,563
1,000,000	MO Jt Muni Elec Util Commn Pwr Proj Rev Ref Prairie St Proj	5.00%	12/01/39	1,108,581
500,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Cox Health & Oblig Grp, Ser A	5.00%	11/15/37	518,049
2,550,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Mercy Hlth	5.50%	12/01/42	2,821,408
950,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Ref BJC Hlth Sys, Ser A	4.00%	07/01/46	878,623
1,000,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Ref, Ser C (Mandatory put 05/01/28)	5.00%	05/01/52	1,042,116
1,575,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev The Childrens Mercy Hosp, Ser A	4.00%	05/15/48	1,432,715
1,960,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs Projs	4.00%	02/01/29	1,993,377
260,000	MO St Hlth & Eductnl Facs Auth Med Rsrch Lutheran Svcs, Ser A	5.00%	02/01/28	260,332
700,000	MO St Hlth & Eductnl Facs Auth Ref Lutheran Sr Svcs Projs, Ser A	5.25%	02/01/44	728,383
2,700,000	Phelps Cnty MO Hosp Rev Phelps Hlth	5.75%	12/01/45	2,912,634
2,795,000	Springfield MO Pub Utils Brd, COPS	5.00%	11/01/38	3,096,203
2,000,000	St Charles Cnty MO Pub Wtr Sply Dist #2, COPS	5.00%	12/01/47	2,096,649
2,570,000	St Charles Cnty MO Pub Wtr Sply Dist #2 Pub Wtr Sply Dist No 2, COPS	5.25%	12/01/46	2,757,238
1,295,000	St Louis Cnty MO Spl Oblig Convention Ctr, Ser A	5.25%	12/01/38	1,371,615
1,900,000	St Louis MO Muni Library Dist Ref, BAM, COPS	3.00%	03/15/39	1,664,739
				36,802,639
	Montana — 0.2%
2,000,000	Forsyth MT Poll Control Rev Ref Puget Sound Energy Proj, Ser A	3.90%	03/01/31	2,000,158
2,000,000	MT Fac Fin Auth Hlth Facs Rev Var Ref Bozeman Deaconess Hlth Svcs Oblig Grp, Ser B (Mandatory put 06/01/36) (a)	5.00%	06/01/56	2,218,138
				4,218,296
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Nebraska — 0.4%
$3,000,000	Centrl Plains Energy Proj NE Gas Proj Rev Var Ref Proj #4, Ser A (Mandatory put 11/01/29)	5.00%	05/01/54	$3,157,522
1,500,000	Centrl Plains Energy Proj NE Gas Sply Rev, Subser A-1 (Mandatory put 08/01/31)	5.00%	08/01/55	1,605,645
1,230,000	NE St Pub Pwr Dist Rev Ref, Ser A (a)	5.00%	01/01/39	1,384,909
600,000	Omaha NE Pub Pwr Dist Elec Rev, Ser B	5.00%	02/01/46	642,713
1,700,000	Omaha NE Pub Pwr Dist Elec Rev, Ser B	5.00%	02/01/47	1,802,910
				8,593,699
	Nevada — 0.4%
2,505,000	Clark Cnty NV Arpt Rev Ref, Ser B	5.00%	07/01/38	2,626,394
1,035,000	Clark Cnty NV Ref Las Vegas Convention & Visitors Auth, Ser C	3.00%	07/01/33	1,025,717
245,000	Las Vegas NV Spl Impt Dist #816 Summerlin Vlg 22	2.25%	06/01/27	241,306
245,000	Las Vegas NV Spl Impt Dist #816 Summerlin Vlg 22	2.50%	06/01/28	238,838
1,000,000	Las Vegas NV Spl Impt Dist #818 Summerlin Vlg 27	5.00%	12/01/39	1,047,975
325,000	Las Vegas NV Spl Impt Dist #819 Spl Impt Dt #819 Summerlin Vlg 30A	5.00%	06/01/40	338,095
165,000	N Las Vegas NV Loc Impt Vly Vista Spl Impt Dist #64	3.75%	06/01/26	164,976
220,000	N Las Vegas NV Loc Impt Vly Vista Spl Impt Dist #64	3.75%	06/01/27	219,692
260,000	NV Dept of Busn & Ind NV Doral Acdmy, Ser A	5.00%	07/15/27	260,126
450,000	Reno Tahoe NV Arpt Auth Arpt Rev Tahoe Intl Arpt, Ser B	5.00%	07/01/43	479,296
1,200,000	Reno Tahoe NV Arpt Auth Arpt Rev Tahoe Intl Arpt, Ser B	5.00%	07/01/49	1,227,983
				7,870,398
	New Hampshire — 0.6%
320,000	Natl Fin Auth NH Rev Adventist Hlth Energy Proj, Ser C	5.25%	07/01/41	336,608
1,575,000	Natl Fin Auth NH Rev Adventist Hlth Energy Proj, Ser C	5.25%	07/01/43	1,636,736
5,500,000	Natl Fin Auth NH Sol Wst Disp Rev Var Ref Wst Mgmt Inc Proj Remk, Ser A- 3, AMT (Mandatory put 07/01/26)	4.00%	07/01/33	5,502,810
1,200,000	Natl Fin Auth NH Spl Rev (e)	5.88%	12/15/33	1,199,482
1,600,000	Natl Fin Auth NH Spl Rev The Wildflower Proj, CABS (e)	(g)	12/15/33	1,013,434
1,000,000	NH St Hlth & Edu Facs Auth Rev Ref Dartmouth Hlth Oblig Grp Issue	5.00%	08/01/36	1,127,616
1,000,000	NH St Hlth & Edu Facs Auth Rev Ref Dartmouth Hlth Oblig Grp Issue	5.00%	08/01/37	1,121,111
				11,937,797
	New Jersey — 1.3%
450,000	NJ St Econ Dev Auth Mtr Vehcl Surcharge Rev Ref Sub, Ser A, BAM	5.00%	07/01/28	460,631
2,000,000	NJ St Econ Dev Auth Rev Portal N Bridge Proj NJ Transit Transprtn Proj Bonds, Ser A	5.25%	11/01/40	2,190,354
3,250,000	NJ St Econ Dev Auth Rev Sch Facs Constr Prog, Ser LLL	5.00%	06/15/39	3,405,828
3,880,000	NJ St Econ Dev Auth Rev Sch Facs Constr Prog, Ser LLL	5.00%	06/15/44	4,005,561
1,050,000	NJ St Econ Dev Auth Rev Sustainable Bonds, Ser QQQ	5.00%	06/15/31	1,147,609
750,000	NJ St Econ Dev Auth Wtr Facs Rev Var Ref NJ American Wtr Co Inc Proj Remk, Ser B, AMT (Mandatory put 06/01/28)	3.75%	11/01/34	754,547
2,500,000	NJ St Transprtn Trust Fund Auth Fun Auth Transprtn Prog Bonds, Ser CC	5.25%	06/15/41	2,729,744
140,000	NJ St Transprtn Trust Fund Auth Ref Transprtn Sys Bonds, Ser A	5.00%	12/15/39	146,756
500,000	NJ St Transprtn Trust Fund Auth Ref Transprtn Sys, Ser A	5.00%	12/15/30	527,540
1,000,000	NJ St Transprtn Trust Fund Auth Ref, Ser AA	5.25%	06/15/41	1,116,363
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New Jersey (Continued)
$2,250,000	NJ St Transprtn Trust Fund Auth Transprtn Prog Bonds, Ser AA (Pre-refunded maturity 12/15/28)	5.00%	06/15/31	$2,396,365
1,700,000	NJ St Transprtn Trust Fund Auth Transprtn Prog, Ser AA	5.00%	06/15/45	1,820,792
1,080,000	NJ St Transprtn Trust Fund Auth Transprtn Prog, Ser CC	5.00%	06/15/44	1,160,547
3,000,000	NJ St Transprtn Trust Fund Auth Transprtn Prog, Ser CC	5.25%	06/15/50	3,171,931
1,000,000	NJ St Transprtn Trust Fund Auth, Ser BB	5.00%	06/15/34	1,047,189
				26,081,757
	New Mexico — 0.5%
2,555,000	Albuquerque NM, Ser A	2.50%	07/01/27	2,539,989
2,000,000	Farmington NM Poll Control Rev Var Ref Pub Svc Co NM San Juan Proj Remk, Ser D (Mandatory put 06/01/28)	3.90%	06/01/40	2,033,153
565,000	Los Ranchos De Albuquerque NM Eductnl Facs Rev Ref Albuquerque Acdmy Proj	4.00%	09/01/33	576,633
300,000	Los Ranchos De Albuquerque NM Eductnl Facs Rev Ref Albuquerque Acdmy Proj	4.00%	09/01/35	303,286
250,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	4.45%	10/01/26	250,267
260,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	4.55%	10/01/27	261,776
365,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	5.00%	10/01/33	365,775
825,000	NM St Hosp Equipment Loan Council Hosp Rev Ref	5.00%	06/01/32	859,689
3,000,000	NM St Muni Energy Acq Auth Gas Sply Ref (Mandatory put 11/01/30)	5.00%	06/01/54	3,190,229
				10,380,797
	New York — 6.0%
800,000	Albany NY Capital Res Corp Ref Albany Med Ctr Hosp Proj, Ser A	5.25%	05/01/43	886,110
1,000,000	Albany NY Capital Res Corp Ref Albany Med Ctr Hosp Proj, Ser A	5.25%	05/01/44	1,098,545
1,000,000	Albany NY Capital Res Corp Ref Albany Med Ctr Hosp Proj, Ser A	5.25%	05/01/45	1,085,928
1,000,000	Battery Park City NY Auth Ref Sustainable Bonds Sr	5.00%	11/01/40	1,142,988
415,000	Build NYC Res Corp NY Rev Sustainable Bond Kipp NYC Pub Sch Facs Canal W Proj	5.00%	07/01/36	442,229
2,000,000	Build NYC Res Corp NY Rev Sustainable Bond Kipp NYC Pub Sch Facs Canal W Proj	5.00%	07/01/42	2,078,592
2,700,000	Chautauqua Cnty NY Capital Res Corp Exempt Facs Rev Var Ref NRG Energy Proj Remk (Mandatory put 04/03/28)	4.25%	04/01/42	2,742,605
1,000,000	Genesee Cnty NY Funding Corp Rochester Regl Hlth Energy Proj, Ser A	5.00%	12/01/39	1,070,842
1,000,000	Genesee Cnty NY Funding Corp Rochester Regl Hlth Energy Proj, Ser A	5.00%	12/01/45	1,020,698
495,000	Hudson Yards Infra Corp NY 2nd Indenture Rev Ref, Ser A	5.00%	02/15/37	501,584
1,000,000	Kings Park NY Centrl Sch Dist, Ser B	3.00%	07/15/31	993,630
350,000	Long Island NY Pwr Auth Elec Sys Rev Ref, Ser A	5.00%	09/01/35	375,687
250,000	Monroe Cnty NY Indl Dev Corp Rev Ref St John Fisher Univ Proj	5.00%	06/01/44	264,991
630,000	Monroe Cnty NY Indl Dev Corp Rev Ref St John Fisher Univ Proj	5.25%	06/01/49	662,291
375,000	N Babylon NY Union Free Sch Dist	3.00%	07/01/35	361,911
175,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ref 2nd Gen Resolution, Subser EE-2	5.00%	06/15/40	184,028
2,000,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ref Fiscal 2025, Ser DD	5.50%	06/15/39	2,355,086
4,000,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Var 2nd Gen Resolution, Subser CC (d)	3.45%	06/15/53	4,000,000
1,000,000	New York City NY Transitional Fin Auth Bldg Aid Rev Subord Ref, Ser S-2A	5.00%	07/15/34	1,044,542
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York (Continued)
$1,590,000	New York City NY Transitional Fin Auth Rev Adj Sub Future Tax Secured Fiscal 2019, Subser A-4 (d)	3.40%	08/01/45	$1,590,000
10,000,000	New York City NY Transitional Fin Auth Rev Sub, Ser B-1	4.00%	11/01/37	10,085,019
2,500,000	New York City NY Transitional Fin Auth Rev Sub, Ser B-1	4.00%	11/01/38	2,511,459
4,000,000	New York City NY Transitional Fin Auth Rev Subord, Ser A-1	5.25%	08/01/40	4,383,012
1,400,000	New York NY Adjustable Fiscal 2020, Subser B-3 (d)	3.50%	10/01/46	1,400,000
250,000	New York NY Fiscal 2025 Multi Modal, Ser E	5.00%	08/01/41	273,874
1,665,000	New York NY Fiscal 2026, Ser D	5.00%	10/01/43	1,808,851
5,690,000	New York NY, Ser A, Subser A-1	4.00%	08/01/40	5,605,587
5,730,000	New York NY, Ser B, Subser B-1	5.25%	10/01/39	6,289,034
2,925,000	New York NY, Ser B, Subser B-1	5.25%	10/01/41	3,188,550
3,000,000	New York NY, Ser C, Subser C-1	5.25%	09/01/45	3,246,046
6,015,000	New York NY, Ser F-1	5.00%	03/01/42	6,329,933
450,000	NY St Dorm Auth Revs Non St Supported Debt Pratt Institute Ref	5.00%	07/01/39	450,975
500,000	NY St Dorm Auth Revs Non St Supported Debt Ref Northwell Hlth Oblig Grp, Ser A	5.00%	05/01/38	539,737
1,000,000	NY St Dorm Auth Revs Non St Supported Debt Var Memorial Sloan Kettering Cancer Ctr, Ser 2-B (Mandatory put 07/01/32)	5.00%	07/01/49	1,112,021
1,000,000	NY St Dorm Auth Revs Non St Supported Debt White Plains Hosp Obligated Grp, AG	5.25%	10/01/43	1,082,253
8,000,000	NY St Dorm Auth Sales Tax Rev Ref Grp 3, Ser E	5.00%	03/15/38	8,339,182
1,925,000	NY St Dorm Auth St Personal Income Tax Rev Ref, Ser A	3.00%	03/15/42	1,647,863
500,000	NY St Dorm Auth St Personal Income Tax Rev Ref, Ser C	5.00%	03/15/39	566,405
1,500,000	NY St Dorm Auth St Personal Income Tax Rev Ref, Ser C	5.25%	03/15/46	1,629,635
4,625,000	NY St Hsg Fin Agy Affordable Hsg Rev Var 320 W 38th Street Hsg Remk, Ser A (Mandatory put 11/01/31)	3.57%	05/01/42	4,651,720
195,000	NY St Thruway Auth Gen Rev Jr Indebtedness Obl Subord, Ser B	4.00%	01/01/45	183,266
2,225,000	NY St Thruway Auth Personal Income Tax Rev Ref Bidding Grp 3	5.00%	03/15/40	2,422,197
4,185,000	NY St Thruway Auth Personal Income Tax Rev Ref Bidding Grp 3	5.00%	03/15/41	4,532,971
1,250,000	NY St Transprtn Dev Corp Spl Fac Rev Delta Airls Inc LaGuardia Arpt Terminals C&D Redev, AMT	4.00%	10/01/30	1,270,349
2,720,000	NY St Transprtn Dev Corp Spl Fac Rev Delta Airls Inc LaGuardia Arpt Terminals C&D Redev, AMT	5.00%	10/01/35	2,842,238
1,000,000	NY St Transprtn Dev Corp Spl Fac Rev LaGuardia Arpt Terminal C&D Redev Proj, AMT	6.00%	04/01/35	1,100,134
605,000	NY St Transprtn Dev Corp Spl Fac Rev LaGuardia Arpt Terminal C&D Redev Proj, AMT	5.63%	04/01/40	640,954
1,000,000	NY St Transprtn Dev Corp Spl Fac Rev Sustainable Bond JFK Intl Arpt New Terminal, AMT	5.25%	06/30/40	1,060,424
1,000,000	NY St Transprtn Dev Corp Spl Fac Rev Sustainable Bond JFK Intl Arpt New Terminal, AMT	5.25%	06/30/43	1,044,513
1,240,000	NY St Transprtn Dev Corp Spl Fac Rev Sustainable Bond JFK Intl Arpt Terminal One Prj, AG, AMT	5.50%	06/30/42	1,318,041
500,000	NY St Transprtn Dev Corp Spl Fac Rev Sustainable Bond JFK Intl Arpt Terminal One Prj, AG, AMT	5.50%	06/30/43	529,274
750,000	NY St Transprtn Dev Corp Spl Fac Rev Sustainable Bond JFK Intl Arpt Terminal One Prj, AG, AMT	5.50%	06/30/44	790,929
2,750,000	Port Auth of NY & NJ NY Ref, Ser 246, AMT	5.00%	09/01/44	2,927,350
1,250,000	Rockland Cnty NY Sol Wst Mgmt Auth Animal Shelter Proj, Ser A	6.25%	12/15/49	1,408,389
4,000,000	Suffolk Regl Off-Track Betting Corp NY Rev	5.75%	12/01/44	4,115,743
150,000	Syracuse Regl Arpt Auth NY Sr Arpt Rev Ref, AMT	4.00%	07/01/36	147,485
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York (Continued)
$2,165,000	Util Debt Securitization Auth NY Ref Restructuring Bonds, Ser TE-1	5.00%	12/15/39	$2,399,768
675,000	Westchester Cnty NY Loc Dev Corp Rev Westchester Med Ctr Oblig Grp Proj, AG	5.75%	11/01/48	727,805
500,000	Westchester Cnty NY Loc Dev Corp Rev Westchester Med Ctr Oblig Grp Proj, AG	5.75%	11/01/49	537,682
850,000	Yonkers NY, Ser F, BAM	5.00%	11/15/40	927,415
500,000	Yonkers NY, Ser F, BAM	5.00%	11/15/41	543,460
				120,513,830
	North Carolina — 0.8%
890,000	Charlotte NC Arpt Rev Charlotte Douglas Intl Arpt, Ser B, AMT	5.00%	07/01/29	945,534
925,000	Charlotte NC Arpt Rev, Ser A	5.00%	07/01/42	1,005,954
500,000	Charlotte NC Arpt Rev, Ser B, AMT	5.00%	07/01/40	534,029
1,250,000	NC St Med Care Commn Hlth Care Facs Rev Ref Duke Univ Hlth Sys, Ser A	5.00%	06/01/38	1,398,339
375,000	NC St Med Care Commn Hosp Rev Caromont Hlth, Ser A	5.00%	02/01/32	406,749
4,000,000	NC St Med Care Commn Retmnt Facs Rev Carolina Meadows	5.25%	12/01/44	4,211,846
1,800,000	NC St Med Care Commn Retmnt Facs Rev Deerfield Episcopal Retmnt Cmnty Proj, Ser A	5.00%	11/01/40	1,924,515
1,500,000	NC St Med Care Commn Retmnt Facs Rev Deerfield Episcopal Retmnt Cmnty Proj, Ser A	5.25%	11/01/46	1,555,415
500,000	NC St Med Care Commn Retmnt Facs Rev Pennybyrn at Maryfield Proj, Ser A	5.00%	10/01/45	485,551
750,000	NC St Med Care Commn Retmnt Facs Rev United Methodist Retmnt Homes Proj, Ser A	5.00%	10/01/39	789,113
915,000	NC St Med Care Commn Retmnt Facs Rev United Methodist Retmnt Homes Proj, Ser A	5.00%	10/01/40	986,435
250,000	NC St Med Care Commn Retmnt Facs Rev United Methodist Retmnt Homes, Ser 2024 B-1	4.25%	10/01/28	250,111
1,000,000	Raleigh Durham NC Arpt Auth Arpt Rev Ref, Ser A, AMT	5.00%	05/01/35	1,015,802
300,000	Sampson Cnty NC Ltd Oblig Ref	5.00%	12/01/34	341,394
				15,850,787
	North Dakota — 0.1%
1,625,000	ND St Brd of Hgr Edu Hsg & Auxiliary Facs Rev, BAM	5.00%	04/01/42	1,767,624
	Ohio — 2.3%
1,250,000	Bedford OH City Sch Dist, BAM	5.50%	12/01/40	1,381,096
1,325,000	Bedford OH City Sch Dist, BAM	5.50%	12/01/41	1,456,478
1,875,000	Buckeye OH Tobacco Stlmt Fing Auth Ref Sr, Class 2, Ser B-2	5.00%	06/01/55	1,489,787
370,000	Butler Cnty OH Port Auth Econ Dev Lease Rev Ref Cmnty First Solutions Oblg Grp Proj, Ser A	4.00%	05/15/46	324,228
3,000,000	Columbus OH Regl Arpt Auth Rev Ref John Glenn Columbus Intl Arpt, Ser A, AMT	5.00%	01/01/39	3,235,667
750,000	Columbus OH Regl Arpt Auth Rev Ref John Glenn Columbus Intl Arpt, Ser A, AMT	5.25%	01/01/42	807,082
650,000	Columbus OH Regl Arpt Auth Rev Ref John Glenn Columbus Intl Arpt, Ser A, AMT	5.25%	01/01/43	694,984
1,505,000	Dublin OH Spl Oblg Nontax Rev Ref	5.00%	12/01/41	1,647,480
895,000	Ehove OH Jt Vocational Sch Dist	5.50%	12/01/39	992,878
2,245,000	Franklin Cnty OH Hosp Facs Rev Var Ref Nationwide Children’s Hosp, Ser B (d)	3.35%	11/01/42	2,245,000
500,000	Hamilton Cnty OH Hlth Care Rev Ref Life Enriching Cmntys Proj	5.25%	01/01/37	534,966
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Ohio (Continued)
$340,000	Hamilton Cnty OH Hlth Care Rev Ref Life Enriching Cmntys Proj	5.50%	01/01/38	$368,342
310,000	Hamilton Cnty OH Hosp Facs Rev Ref Trihealth Inc Oblig Grp Proj, Ser A	5.00%	08/15/31	335,830
250,000	Hamilton Cnty OH Hosp Facs Rev Ref Trihealth Inc Oblig Grp Proj, Ser A	5.00%	08/15/32	269,478
380,000	Hamilton Cnty OH Hosp Facs Rev Ref Trihealth Inc Oblig Grp Proj, Ser A	5.00%	08/15/33	408,261
1,000,000	Hamilton Cnty OH Hosp Facs Rev UC Hlth	4.00%	09/15/50	841,705
1,580,000	Jobsohio Beverage Sys Stwd Liquor Profits Rev Ref Stwd Sr Lien Liquor Profit, Ser A	5.00%	01/01/48	1,662,922
2,860,000	Kings OH Loc Sch Dist	5.25%	12/01/49	2,990,189
960,000	Miami Cnty OH Hosp Facs Rev Ref & Impt Kettering Hlth Network Oblig Grp	5.00%	08/01/32	998,914
360,000	Montgomery Cnty OH Hlth Care Facs Rev Ref Solvita Proj	5.25%	09/01/42	382,353
400,000	Montgomery Cnty OH Hlth Care Facs Rev Ref Solvita Proj	5.25%	09/01/43	422,202
400,000	Montgomery Cnty OH Hlth Care Facs Rev Ref Solvita Proj	5.25%	09/01/44	418,972
500,000	Montgomery Cnty OH Hlth Care Facs Rev Ref Solvita Proj	5.25%	09/01/49	506,950
400,000	Montgomery Cnty OH Hosp Rev Ref Kettering Hlth Network Oblig Grp Proj	4.00%	08/01/37	397,088
2,500,000	OH St Air Quality Dev Auth American Elec Pwr Co Proj Remk, Ser A (Mandatory put 10/01/29)	2.40%	12/01/38	2,401,758
3,000,000	OH St Air Quality Dev Auth OH Vly Electric Corp Proj Remk, Ser B, AMT (Mandatory put 10/01/29)	2.60%	06/01/41	2,906,852
1,000,000	OH St Air Quality Dev Auth Var Ref Duke Energy Corp Proj, Ser A, AMT (Mandatory put 06/01/27)	4.25%	11/01/39	1,008,573
2,000,000	OH St Air Quality Dev Auth Var Ref Duke Energy Corp Proj, Ser B (Mandatory put 06/01/27)	4.00%	09/01/30	2,018,889
500,000	OH St Hgr Eductnl Fac Commn Ref Rev Judson Oblig Grp 2020 Proj, Ser A	5.00%	12/01/45	493,923
1,300,000	OH St Hgr Eductnl Fac Commn Ref Univ of Dayton 2025 Proj	5.00%	02/01/41	1,421,171
500,000	OH St Hosp Rev Ref, Ser A	4.00%	01/15/38	498,937
700,000	OH St Wtr Dev Auth Rev Sustainable Bond, Ser A	5.00%	12/01/39	766,905
580,000	Port of Gtr Cincinnati Dev Auth OH Rev Subord Ref Duke Energy Convention Ctr Proj, Ser B	5.00%	12/01/42	619,841
685,000	Port of Gtr Cincinnati Dev Auth OH Rev Subord Ref Duke Energy Convention Ctr Proj, Ser B	5.00%	12/01/43	727,929
2,000,000	Univ of Cincinnati OH Recpts, Ser A	5.25%	06/01/49	2,102,427
1,075,000	Warren Cnty OH Hlth Care Facs Rev Ref Otterbein Homes Obligated Grp	5.00%	07/01/35	1,175,354
1,000,000	Warren Cnty OH Hlth Care Facs Rev Ref Otterbein Homes Obligated Grp	5.00%	07/01/42	1,040,542
1,950,000	Warren Cnty OH Hosp Facs Rev Ref Cmnty First Solutions Obligated Grp, Ser A	5.00%	05/15/44	1,992,190
1,930,000	Washington OH Loc Sch Dist Lucas Cnty, Ser A	3.00%	12/01/40	1,667,384
				45,655,527
	Oklahoma — 0.5%
15,000	Catoosa OK Indl Auth Sales Tax Rev	4.50%	10/01/32	14,733
3,800,000	OK St Dev Fin Auth Sr OK Proton Ctr, Ser A1 (f)	7.25%	09/01/51	3,732,132
1,500,000	OK St Turnpike Auth Sr Bonds, Ser A	5.25%	01/01/46	1,623,763
1,600,000	OK St Wtr Res Brd St Loan Prog Rev St Loan Prog, Ser C	5.00%	10/01/46	1,693,609
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Oklahoma (Continued)
$2,305,000	Oklahoma Cnty OK Fin Auth Eductnl Facs Lease Rev Midwest City Del City Pub Schs Proj, BAM	5.00%	10/01/43	$2,458,977
250,000	Tulsa Cnty OK Indl Auth Sr Living Cmnty Rev Ref Montereau Inc Proj	5.00%	11/15/26	251,122
				9,774,336
	Oregon — 0.8%
1,000,000	Albany OR Hosp Fac Auth Mennonite Vlg Proj, Ser A	5.25%	05/15/45	1,041,682
750,000	Astoria OR Hosp Facs Auth Columbia Memorial Hosp Proj	5.25%	08/01/40	798,605
750,000	Astoria OR Hosp Facs Auth Columbia Memorial Hosp Proj	5.25%	08/01/44	770,175
500,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Rose Villa Proj, Ser A	5.25%	11/15/50	490,649
170,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Sr Living Willamette View Proj, Ser A	4.00%	05/15/26	169,991
250,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Sr Living Willamette View Proj, Ser A	5.00%	11/15/32	253,708
1,250,000	Medford OR Hosp Facs Auth Rev Ref Asante Proj, Ser A	5.00%	08/15/34	1,330,356
1,820,000	OR St Ref Article XI-G Proj, Ser G	5.00%	08/01/44	1,993,565
1,890,000	Port of Portland OR Arpt Rev Portland Intl Arpt, Ser 25B, AMT	5.00%	07/01/29	2,007,932
1,000,000	Port of Portland OR Arpt Rev Portland Intl Arpt, Ser 25B, AMT	5.00%	07/01/38	1,036,278
4,950,000	Tri Cnty Met Transprtn Dist OR Rev, Ser A, GARVEE	5.00%	10/01/32	5,124,250
1,000,000	Union Cnty OR Hosp Fac Auth Grande Ronde Hosp	5.00%	07/01/47	972,876
				15,990,067
	Pennsylvania — 5.5%
2,245,000	Adams Cnty PA Gen Auth Rev Ref The Brethren Home Cmnty Proj, Ser A	5.00%	06/01/44	2,296,003
1,500,000	Allegheny Cnty PA Arpt Auth Arpt Rev Pittsburgh Arpt, Ser A, AG, AMT	5.50%	01/01/42	1,632,938
2,300,000	Allegheny Cnty PA Arpt Auth Arpt Rev Pittsburgh Arpt, Ser A, AG, AMT	5.50%	01/01/43	2,490,945
1,500,000	Allegheny Cnty PA Hosp Dev Auth Ref Allegheny Hlth Network Obligated Grp Issue, Ser A	5.00%	04/01/32	1,552,513
3,050,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Ctr, Ser A	4.00%	07/15/35	3,072,091
2,180,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Ctr, Ser A	4.00%	07/15/36	2,187,090
750,000	Allegheny Cnty PA San Auth Ref	5.00%	12/01/39	839,338
460,000	Berks Cnty PA Indl Dev Auth Hlthcare Facs Rev Ref Highlands at Wyomissing, Ser A	5.00%	05/15/32	463,401
1,050,000	Bucks Cnty PA Indl Dev Auth Hosp Rev St Luke’s Univ Hlth Network Proj	4.00%	08/15/44	968,834
1,185,000	Bucks Cnty PA Indl Dev Auth Ref Pennswood Vlg Proj, Ser A	5.00%	10/01/32	1,203,004
415,000	Bucks Cnty PA Indl Dev Auth Ref Pennswood Vlg Proj, Ser A	5.00%	10/01/33	420,932
2,000,000	Chester Cnty PA Indl Dev Auth Nts Avon Grove Chrt Sch	5.00%	03/01/27	2,007,245
2,000,000	Cmwlth Fing Auth PA Tobacco Master Stlmt Payment Rev Bonds, AG	4.00%	06/01/39	1,967,250
1,000,000	Cumberland Cnty PA Muni Auth Ref Diakon Lutheran Social Ministries	5.00%	01/01/33	1,000,903
100,000	Cumberland Cnty PA Muni Auth Unrefunded Ref Diakon Lutheran Ministries Proj	5.00%	01/01/30	100,108
235,000	Cumberland Cnty PA Muni Auth Unrefunded Ref Diakon Lutheran Ministries Proj	5.00%	01/01/38	235,127
5,200,000	DE Vly PA Regl Fin Auth Var, Ser B (d)	3.35%	09/01/59	5,200,000
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$100,000	Dubois PA Hosp Auth Penn Highlands Hlthcare	5.00%	07/15/32	$101,542
115,000	Dubois PA Hosp Auth Penn Highlands Hlthcare	5.00%	07/15/33	116,592
900,000	Erie PA Swr Auth, BAM	5.00%	12/01/42	959,150
1,200,000	Erie PA Swr Auth, BAM	5.00%	12/01/43	1,268,352
1,810,000	Geisinger PA Auth Hlth Sys Rev Ref Geisinger Hlth Sys, Ser A-1	4.00%	02/15/47	1,620,019
1,110,000	Lancaster Cnty PA Hosp Auth Hlthcare Facs Rev Moravian Manors Inc Proj, Ser A	5.00%	06/15/38	1,096,016
1,100,000	Lancaster Cnty PA Hosp Auth Penn St Hlth	5.00%	11/01/38	1,144,390
1,735,000	Lancaster Cnty PA Hosp Auth Penn St Hlth	5.00%	11/01/40	1,798,064
1,500,000	Lancaster PA Muni Auth Hlthcare Facs Rev Ref Luthercare Proj, Ser A	5.00%	12/01/45	1,520,640
2,415,000	Latrobe PA Indl Dev Auth Univ Rev Ref Seton Hill Univ	4.00%	03/01/51	1,858,139
500,000	Maxatawny Twp PA Muni Auth Rev Diakon Lutheran Social Ministries Proj, Ser A	5.00%	01/01/41	512,854
1,135,000	Monroeville PA Fin Auth UPMC Rev Ref UPMC Obligated Grp, Ser C	5.00%	02/01/42	1,227,725
630,000	Monroeville PA Fin Auth UPMC Rev Ref UPMC Obligated Grp, Ser C	5.00%	02/01/43	676,621
4,750,000	Montgomery Cnty PA Indl Dev Auth Exempt Facs Rev Var Constellation Energy Generation LLC Proj Ref, Ser A (Mandatory put 04/03/28)	4.10%	04/01/53	4,860,943
1,015,000	Montgomery Cnty PA Indl Dev Auth Ref Acts Retmnt Life Cmntys In Obligated Grp, Ser A	5.00%	11/15/42	1,055,536
480,000	Montgomery Cnty PA Indl Dev Auth Ref Meadowood Sr Living Proj, Ser A	5.00%	12/01/26	483,220
100,000	Montgomery Cnty PA Indl Dev Auth Ref Waverly Heights Ltd Proj	4.00%	12/01/33	100,245
580,000	Montgomery Cnty PA Indl Dev Auth Ref Waverly Heights Ltd Proj	5.00%	12/01/44	583,063
2,000,000	PA St Econ Dev Fing Auth Rev PA Bridges Finco LP P3 Proj	5.00%	12/31/34	2,003,337
1,500,000	PA St Econ Dev Fing Auth Rev Ref Presbyterian Sr Living Prj, Ser B-2	5.00%	07/01/42	1,538,419
500,000	PA St Econ Dev Fing Auth Solid Wst Disposal Rev Var Ref Core Nat Res Inc Proj, AMT (Mandatory put 03/27/35) (e)	5.45%	01/01/51	540,805
2,000,000	PA St Econ Dev Fing Auth T/E Priv Activity Rev The Penndot Major Bridges Package One Proj P3 Proj, AMT	5.25%	06/30/35	2,174,585
5,835,000	PA St Econ Dev Fing Auth T/E Priv Activity Rev The Penndot Major Bridges Package One Proj P3 Proj, AMT	5.25%	06/30/36	6,309,474
210,000	PA St Econ Dev Fing Auth T/E Priv Activity Rev The Penndot Major Bridges Package One Proj P3 Proj, AMT	5.50%	06/30/37	229,006
2,000,000	PA St Econ Dev Fing Auth T/E Priv Activity Rev The Penndot Major Bridges Package One Proj P3 Proj, AMT	5.75%	06/30/48	2,094,462
2,630,000	PA St Econ Dev Fing Auth UPMC Rev Ref UPMC Obligated Grp, Ser B	5.00%	03/15/41	2,847,009
2,500,000	PA St Hsg Fin Agy Sf Mtge Rev Non Ace, Ser 125B, AMT	3.65%	10/01/42	2,363,927
880,000	PA St Hsg Fin Agy Sf Mtge Rev Non Ace, Ser 125B, AMT	3.70%	10/01/47	779,447
750,000	PA St Turnpike Commn Turnpike Rev Ref Subord, First Ser	5.00%	12/01/38	822,738
900,000	PA St Turnpike Commn Turnpike Rev Ref Subord, Ser 2017-3	5.00%	12/01/40	919,945
1,000,000	PA St Turnpike Commn Turnpike Rev Ref, Ser B	5.25%	12/01/41	1,103,016
545,000	PA St Turnpike Commn Turnpike Rev Ref, Ser B	5.25%	12/01/42	598,726
2,875,000	PA St Turnpike Commn Turnpike Rev Sub, Ser A, BAM	5.00%	12/01/44	3,004,295
4,500,000	PA St Turnpike Commn Turnpike Rev Subord, Ser A	4.00%	12/01/45	4,303,623
1,200,000	Philadelphia PA Arpt Rev Ref Priv Activity, AG, AMT	4.00%	07/01/38	1,189,438
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$1,290,000	Philadelphia PA Arpt Rev Ref Priv Activity, Ser B, AMT	5.00%	07/01/40	$1,394,143
1,150,000	Philadelphia PA Arpt Rev Ref Priv Activity, Ser B, AMT	5.25%	07/01/42	1,249,894
4,000,000	Philadelphia PA Arpt Rev Ref, Ser B, AMT	5.00%	07/01/29	4,092,214
620,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Mast Chrt Sch Proj	5.00%	08/01/40	627,323
2,425,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Philadelphia E&T Chrt High Sch, Ser A	4.00%	06/01/41	2,162,907
1,000,000	Philadelphia PA Energy Auth Sustainable Bonds Philadelphia Street Lighting Proj, Ser A	5.00%	11/01/41	1,079,223
1,000,000	Philadelphia PA Energy Auth Sustainable Bonds Philadelphia Street Lighting Proj, Ser A	5.00%	11/01/42	1,073,021
680,000	Philadelphia PA Gas Wks Rev 1998 General Ordinance Seventeenth, Ser A	5.00%	08/01/40	743,413
2,415,000	Philadelphia PA Gas Wks Rev 1998 General Ordinance Seventeenth, Ser A	5.00%	08/01/44	2,574,153
3,235,000	Philadelphia PA Redev Auth City of Philadelphia Home Plan, Ser B	5.00%	11/01/42	3,537,018
1,760,000	Philadelphia PA Sch Dist Sustainable Bond, Ser B	5.00%	09/01/35	1,945,821
2,000,000	Philadelphia PA, Ser A	4.00%	05/01/41	1,962,081
2,000,000	S Estrn PA Transprtn Auth Asset Impt Progr	5.25%	06/01/40	2,187,429
3,650,000	S Estrn PA Transprtn Auth Asset Impt Progr	5.25%	06/01/41	3,982,750
135,000	W Cornwall Twp PA Muni Auth Ref Lebanon Vly Brethren Home Proj, Ser A	4.00%	11/15/29	134,771
215,000	W Cornwall Twp PA Muni Auth Ref Lebanon Vly Brethren Home Proj, Ser A	4.00%	11/15/36	208,996
				110,398,242
	Puerto Rico — 0.8%
5,000,000	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/33	4,997,113
307,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(g)	07/01/27	295,940
8,258,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1	4.50%	07/01/34	8,258,472
3,500,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-2	4.33%	07/01/40	3,469,066
				17,020,591
	Rhode Island — 0.3%
1,000,000	Providence RI Pub Bldgs Auth Rev Capital Impt Prog Proj, Ser A, AG	5.25%	09/15/43	1,086,825
2,975,000	RI St Hlth & Eductnl Bldg Corp Pub Schs Rev City of Cranston Issue, Ser D, AG	5.50%	05/15/49	3,204,010
1,125,000	RI St Hlth & Eductnl Bldg Corp Rev Ref Hosp Fing Lifespan Oblig Grp	5.00%	05/15/29	1,125,957
				5,416,792
	South Carolina — 1.9%
2,250,000	Berkeley Cnty SC Assmnt Rev Nexton Impt Dist	4.25%	11/01/40	2,154,833
760,000	Charleston Cnty SC Arpt Dist Arpt Sys Rev, Ser A, AMT	5.25%	07/01/41	832,180
955,000	Charleston Cnty SC Arpt Dist Arpt Sys Rev, Ser A, AMT	5.25%	07/01/42	1,039,311
1,000,000	Charleston Cnty SC Arpt Dist Arpt Sys Rev, Ser A, AMT	5.25%	07/01/43	1,081,611
3,775,000	Clemson SC Univ Univ Revs, Ser A	5.00%	05/01/50	3,962,780
350,000	Lancaster Cnty SC Assmnt Rev Ref Walnut Creek Impt Dist, Ser A-1	5.00%	12/01/26	350,277
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	South Carolina (Continued)
$1,000,000	Lancaster Cnty SC Assmnt Rev Ref Walnut Creek Impt Dist, Ser A-1	5.00%	12/01/31	$1,000,766
1,270,000	SC St Jobs Econ Dev Auth Econ Dev Rev Bishop Gadsden Episcopal Retmnt Cmnty	5.00%	04/01/36	1,376,332
1,000,000	SC St Jobs Econ Dev Auth Econ Dev Rev Ref The Woodlands at Furman	5.25%	11/15/47	997,579
1,100,000	SC St Jobs Econ Dev Auth Econ Dev Rev Woodlands at Furman Proj, Ser A	5.00%	11/15/54	1,016,142
1,000,000	SC St Jobs Econ Dev Auth Hlth Facs Rev Novant Hlth Oblig Grp, Ser A	5.25%	11/01/41	1,102,329
1,475,000	SC St Jobs Econ Dev Auth Hlth Facs Rev Novant Hlth Oblig Grp, Ser A	5.25%	11/01/43	1,605,225
5,250,000	SC St Jobs Econ Dev Auth Hlth Facs Rev Novant Hlth Oblig Grp, Ser A	5.50%	11/01/46	5,677,982
350,000	SC St Jobs Econ Dev Auth Hlthcare Rev Beaufort Memorial Hosp & South of Broad Hlthcare Proj	5.00%	11/15/35	368,028
800,000	SC St Jobs Econ Dev Auth Hlthcare Rev Beaufort Memorial Hosp & South of Broad Hlthcare Proj	5.25%	11/15/39	836,631
350,000	SC St Jobs Econ Dev Auth Hosp Facs Rev Bon Secours Mercy Hlth Inc, Ser A	5.25%	11/01/42	383,746
1,000,000	SC St Jobs Econ Dev Auth Hosp Facs Rev Bon Secours Mercy Hlth Inc, Ser A	5.25%	11/01/43	1,088,753
1,000,000	SC St Pub Svc Auth Rev Ref Santee Cooper, Ser B	5.00%	12/01/41	1,091,668
2,375,000	SC St Pub Svc Auth Rev Ref Santee Cooper, Ser C, AG	5.50%	12/01/39	2,652,328
2,000,000	SC St Pub Svc Auth Rev Ref Santee Cooper, Ser C, AG	5.50%	12/01/40	2,227,557
1,995,000	SC St Pub Svc Auth Rev Ref Santee Cooper, Ser C, AG	5.50%	12/01/42	2,206,402
725,000	SC St Pub Svc Auth Rev, Ser A	5.00%	12/01/39	807,041
1,000,000	SC St Pub Svc Auth Rev, Ser A	5.00%	12/01/40	1,097,353
1,125,000	SC St Pub Svc Auth Rev, Ser A	5.00%	12/01/42	1,223,098
1,125,000	SC St Pub Svc Auth Rev, Ser A	5.00%	12/01/42	1,231,968
1,000,000	SC St Pub Svc Auth Rev, Ser A	5.00%	12/01/43	1,079,870
				38,491,790
	South Dakota — 0.0%
200,000	SD St Hlth & Eductnl Facs Auth Ref Westhills Vlg Retmnt Cmnty Issue	3.00%	09/01/28	199,604
	Tennessee — 2.0%
3,035,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Ref Erlanger Hlth	5.25%	12/01/42	3,334,436
4,175,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Ref Erlanger Hlth	5.25%	12/01/49	4,362,926
200,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Commonspirit Hlth, Ser A-1	4.00%	08/01/37	200,046
5,590,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Commonspirit Hlth, Ser A-2	5.00%	08/01/44	5,709,468
1,500,000	Cleveland TN Hlth & Eductnl Facs Brd Rev Hamilton Hlth Care Sys Inc Proj, Ser A	5.00%	08/15/43	1,575,872
3,000,000	Cleveland TN Hlth & Eductnl Facs Brd Rev Hamilton Hlth Care Sys Inc Proj, Ser A	5.00%	08/15/49	3,037,237
595,000	Hamilton Cnty & Chattanooga Sports Auth TN Pub Fac Rev Stadium Proj, Ser A	5.50%	12/01/43	673,372
1,565,000	Hamilton Cnty & Chattanooga Sports Auth TN Pub Fac Rev Stadium Proj, Ser A	5.50%	12/01/44	1,755,991
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Tennessee (Continued)
$1,000,000	Hamilton Cnty & Chattanooga Sports Auth TN Pub Fac Rev Stadium Proj, Ser A	5.75%	12/01/50	$1,101,094
550,000	Knox Cnty TN Hlth Eductnl & Hsg Fac Brd Stdt Hsg Rev Univ of TN Proj, Ser A-1, BAM	5.00%	07/01/43	583,076
930,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Belmont Univ	5.00%	05/01/42	987,871
1,000,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Belmont Univ	5.25%	05/01/48	1,039,791
1,085,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Vanderbilt Univ Med Ctr, Ser B	5.00%	07/01/37	1,221,044
1,500,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Vanderbilt Univ Med Ctr, Ser B	5.00%	07/01/40	1,657,028
270,000	Met Knoxville TN Arpt Auth Arpt Rev, Ser A	5.00%	06/01/43	287,432
525,000	Met Knoxville TN Arpt Auth Arpt Rev, Ser A	5.00%	06/01/44	554,307
1,500,000	Met Nashville TN Arpt Auth Arpt Rev, Ser A	5.00%	07/01/45	1,618,154
1,370,000	Met Nashville TN Arpt Auth Arpt Rev, Ser B, AMT	5.25%	07/01/34	1,508,665
600,000	Met Nashville TN Arpt Auth Arpt Rev, Ser B, AMT	5.25%	07/01/35	657,542
750,000	Met Nashville TN Arpt Auth Arpt Rev, Ser B, AMT	5.50%	07/01/38	828,046
1,000,000	Met Nashville TN Arpt Auth Arpt Rev, Ser B, AMT	5.00%	07/01/42	1,077,578
1,250,000	Met Nashville TN Arpt Auth Arpt Rev, Ser B, AMT	5.00%	07/01/43	1,337,452
2,500,000	TN St Energy Acq Corp Gas Rev Ref, Ser A	5.00%	12/01/35	2,649,710
2,000,000	TN St Energy Acq Corp Gas Rev Var Ref Gas Proj, Ser A-1 (Mandatory put 05/01/28)	5.00%	05/01/53	2,058,936
				39,817,074
	Texas — 12.9%
1,000,000	Anna TX Spl Assmnt Rev The Woods at Lindsey Place Pub Impt Dt Impt Area #2-3 Proj	5.20%	09/15/45	1,013,157
1,000,000	Aubrey TX Spl Assmnt Ref Jackson Ridge Pub Impt Dt Phase #1 & #2 Assmnts, BAM	5.00%	09/01/40	1,070,297
350,000	Austin TX Arpt Sys Rev, AMT	5.00%	11/15/35	379,518
1,390,000	Austin TX Arpt Sys Rev, AMT	5.00%	11/15/40	1,481,373
1,230,000	Austin TX Arpt Sys Rev Ref, AMT	5.00%	11/15/41	1,337,807
1,000,000	Austin TX Arpt Sys Rev Ref, AMT	5.00%	11/15/42	1,080,063
2,400,000	Austin TX Arpt Sys Rev Ref, AMT	5.00%	11/15/43	2,574,015
3,150,000	Austin TX Arpt Sys Rev, Ser B, AMT	5.00%	11/15/37	3,282,298
1,000,000	Austin TX Ref	5.00%	09/01/38	1,133,452
1,860,000	Barbers Hill TX Indep Sch Dist Sch Bldg	5.00%	02/15/39	1,885,185
4,000,000	Bexar Cnty TX Ctfs Oblig	5.00%	06/15/42	4,319,276
555,000	Bexar Cnty TX Hosp Dist Ref	3.00%	02/15/35	516,600
410,000	Brenham TX Indep Sch Dist	5.00%	02/15/44	443,094
435,000	Brenham TX Indep Sch Dist	5.00%	02/15/45	465,806
2,145,000	Canton TX Indep Sch Dist	5.25%	02/15/41	2,388,297
1,000,000	Celina TX Spl Assmnt Rev Ref Sutton Fields II Pub Impt Dt Neighborhood Proj, BAM	5.00%	09/01/37	1,063,508
1,000,000	Celina TX Spl Assmnt Rev Ref Sutton Fields II Pub Impt Dt Neighborhood Proj, BAM	5.00%	09/01/40	1,050,641
1,000,000	Celina TX Spl Assmnt Rev Ref Sutton Fields II Pub Impt Dt Neighborhood Proj, BAM	5.00%	09/01/45	1,022,909
808,000	Celina TX Spl Assmnt Rev Ref The Lakes at Mustang Ranch Pub Impt Dt Major Impt Area, AG	5.00%	09/01/39	851,701
1,000,000	Centrl TX Regl Mobility Auth Rev Ref Subord, Ser B	5.00%	01/01/39	1,116,130
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$1,000,000	Centrl TX Regl Mobility Auth Rev Ref Subord, Ser B	5.00%	01/01/40	$1,110,463
445,000	Centrl TX Regl Mobility Auth Rev, Ser B	5.00%	01/01/39	472,674
640,000	Centrl TX Regl Mobility Auth Rev, Ser B	4.00%	01/01/41	640,213
1,050,000	Cmnty TX Indep Sch Dist, Ser B	5.25%	02/15/40	1,131,607
415,000	Corpus Christi TX Util Sys Rev Junior Lien, Ser B	5.00%	07/15/35	453,024
1,595,000	Corsicana TX Indep Sch Dist	5.00%	02/15/40	1,788,552
1,000,000	Crowley TX Indep Sch Dist	5.25%	02/01/42	1,114,107
2,000,000	Cypress-Fairbanks TX Indep Sch Dist	5.00%	02/15/43	2,145,271
2,500,000	Dallas Fort Worth TX Intl Arpt Rev Ref, Ser B	5.00%	11/01/41	2,721,223
2,500,000	Dallas Fort Worth TX Intl Arpt Rev, Ser A-1, AMT	5.00%	11/01/31	2,725,976
1,500,000	Dallas Fort Worth TX Intl Arpt Rev, Ser A-1, AMT	5.25%	11/01/37	1,671,897
1,700,000	Dallas Fort Worth TX Intl Arpt Rev, Ser A-1, AMT	5.25%	11/01/38	1,884,367
3,300,000	Dallas Fort Worth TX Intl Arpt Rev, Ser A-1, AMT	5.25%	11/01/43	3,561,514
875,000	Denton Cnty TX Spl Assmnt Rev Green Meadows Pub Impt Dt Impt Area #1 Proj (e)	5.38%	12/31/45	906,053
1,000,000	Eagle Mountain & Saginaw TX Indep Sch Dist	5.00%	08/15/44	1,081,847
800,000	Ennis TX Spl Assmnt Rev Prairieview Pub Impt Dt Impt Area #1-2 Proj (e)	5.25%	09/15/45	807,073
825,000	Flower Mound TX Ctfs Oblig	3.00%	03/01/37	757,306
707,000	Fort Worth TX Spl Assmnt Rev Walsh Ranch / Quail Vly Impt Area #1-3 Proj, BAM	5.00%	09/01/30	755,996
1,000,000	Fort Worth TX Spl Assmnt Rev Walsh Ranch / Quail Vly Impt Area #1-3 Proj, BAM	5.00%	09/01/44	1,043,380
560,000	Fort Worth TX Spl Tax Rev Convention Ctr Venue Proj	5.50%	03/01/42	614,010
850,000	Fort Worth TX Spl Tax Rev Convention Ctr Venue Proj	5.50%	03/01/43	922,539
505,000	Gainesville TX Ctfs Oblig	5.00%	02/15/36	547,704
535,000	Gainesville TX Ctfs Oblig	5.00%	02/15/37	577,576
1,170,000	Galveston Cnty TX Muni Util Dist #54 Ref	2.50%	12/01/31	1,104,090
2,240,000	Garland TX Wtr & Swr Rev Ref	5.00%	03/01/38	2,437,866
2,000,000	Harris Cnty Houston TX Sports Auth Rev Ref Sr Lien, Ser A, AG	5.00%	11/15/38	2,208,965
500,000	Harris Cnty TX Cultural Edu Facs Fin Corp Rev Ref Memorial Hermann Hlth Sys, Ser B	5.00%	07/01/39	545,803
2,000,000	Harris Cnty TX Toll Road Rev Ref, Ser A	3.00%	08/15/37	1,839,285
1,000,000	Hidalgo Cnty TX Ctfs Oblig	3.00%	08/15/41	858,663
850,000	Hidalgo Cnty TX Ctfs Oblig	5.25%	08/15/42	936,538
2,310,000	Houston TX Arpt Sys Rev Ref Subord Lien, Ser A, AG, AMT	5.00%	07/01/37	2,497,203
3,540,000	Houston TX Arpt Sys Rev Ref Subord Lien, Ser A, AG, AMT	5.25%	07/01/42	3,812,545
275,000	Houston TX Arpt Sys Rev Ref Subord Lien, Ser A, AG, AMT	5.25%	07/01/48	285,806
1,770,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal E Proj, Ser A, AMT	5.00%	07/01/27	1,797,300
2,750,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal Impt Proj, Ser B-2, AMT	5.00%	07/15/27	2,793,764
2,000,000	Houston TX Arpt Sys Rev Sub, Ser A, AMT	4.00%	07/01/38	1,959,847
1,180,000	Houston TX Arpt Sys Rev Sub, Ser A, AMT	4.00%	07/01/38	1,156,310
250,000	Houston TX Arpt Sys Rev Sub, Ser A, AMT	4.00%	07/01/40	242,315
4,250,000	Houston TX Arpt Sys Rev Subord Lien, Ser A, AMT	5.50%	07/01/44	4,687,408
750,000	Houston TX Arpt Sys Rev United Airls Inc Terminal E Proj, Ser A, AMT	4.00%	07/01/41	695,786
2,000,000	Houston TX Arpt Sys Rev United Airls Inc Terminal Impt Proj, Ser B-1, AMT	4.00%	07/15/41	1,855,164
2,500,000	Houston TX Hotel Occupancy Tax & Spl Rev Ref First Lien, Ser C	5.00%	09/01/40	2,755,752
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$1,000,000	Houston TX Hotel Occupancy Tax & Spl Rev Ref First Lien, Ser C	5.00%	09/01/42	$1,091,069
675,000	Justin TX Spl Assmnt Rev Timberbrook Pub Imp Dt #1 Imp Area #2 Proj (e)	3.38%	09/01/41	559,839
1,000,000	Krum TX Indep Sch Dist	5.25%	08/15/41	1,117,425
650,000	Kyle TX Spl Assmnt Rev 6 Creeks Pub Impt Dist Impt Area #1 (e)	4.63%	09/01/39	653,157
1,290,000	Leander TX Spl Assmnt Rev Crystal Springs Pub Impt Dist Proj Accd Inv (e)	5.13%	09/01/38	1,303,634
3,795,000	Liberty Hill TX Indep Sch Dist Ref, Ser A	5.00%	02/01/36	4,139,698
330,000	Lindsay TX Indep Sch Dist	5.00%	02/15/40	358,645
750,000	Lower CO River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	3.00%	05/15/38	663,158
1,500,000	Lower CO River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/42	1,622,877
1,190,000	Lower CO River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/43	1,280,244
5,460,000	Lower CO River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/45	5,776,534
550,000	Lowry Crossing TX Spl Assmnt Rev Simpson Road Pub Impt Dist Proj (e)	4.75%	09/15/35	570,017
2,635,000	Lubbock TX Elec Light & Pwr Sys	4.00%	04/15/41	2,607,786
1,140,000	Midland Cnty TX Ctfs Oblig	5.00%	02/15/43	1,220,875
1,570,000	N Fort Bend TX Wtr Auth Wtr Sys Rev Ref, BAM	3.00%	12/15/35	1,491,386
2,003,000	N Parkway Muni Mgmt Dist #1 TX Spl Assmnt Rev Major Impts Proj (e)	4.75%	09/15/41	1,921,953
1,750,000	N TX St Muni Wtr Dist Wtr Sys Rev Ref	5.00%	09/01/41	1,924,820
1,000,000	N TX St Muni Wtr Dist Wtr Sys Rev Ref	5.00%	09/01/42	1,092,489
1,200,000	N TX Tollway Auth Rev Ref 2nd Tier, Ser B	5.00%	01/01/32	1,216,967
1,000,000	N TX Tollway Auth Rev Ref First Tier Bonds, Ser A	5.25%	01/01/38	1,095,928
5,950,000	N TX Tollway Auth Rev Ref First Tier Bonds, Ser A	4.00%	01/02/38	5,975,398
600,000	NE TX Regl Mobility Auth Ref Sr Lien, Ser A	5.25%	01/01/44	644,048
725,000	NE TX Regl Mobility Auth Ref Sr Lien, Ser A	5.25%	01/01/45	772,277
1,200,000	NE TX Regl Mobility Auth Ref Sr Lien, Ser A	5.25%	01/01/46	1,270,283
750,000	New Hope Cultural Edu Facs Fin Corp TX Hosp Rev Children’s Hlth Sys of TX, Ser A	5.25%	08/15/40	843,666
1,000,000	New Hope Cultural Edu Facs Fin Corp TX Hosp Rev Children’s Hlth Sys of TX, Ser A	5.25%	08/15/45	1,075,356
1,085,000	New Hope Cultural Edu Facs Fin Corp TX Hosp Rev Ref Children’s Hlth Sys of TX Proj, Ser A	4.00%	08/15/37	1,082,273
2,000,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Brazos Presbyterian Homes Inc Proj	5.25%	01/01/36	2,169,719
1,410,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Westminster Proj	5.00%	11/01/40	1,491,457
505,000	Newark Hgr Edu Fin Corp TX Edu Rev Hughen Ctr Inc Proj, Ser A	5.00%	08/15/32	551,948
500,000	Newark Hgr Edu Fin Corp TX Edu Rev Hughen Ctr Inc Proj, Ser A	5.00%	08/15/37	541,265
2,500,000	Pecos Barstow Toyah TX Indep Sch Dist	5.00%	02/15/39	2,501,532
3,500,000	Pecos Barstow Toyah TX Indep Sch Dist	5.00%	02/15/40	3,501,656
1,675,000	Pflugerville TX Ctfs Oblig	5.00%	08/01/39	1,837,512
1,770,000	Pflugerville TX Ctfs Oblig	5.00%	08/01/40	1,932,371
500,000	Pilot Point TX Spl Assmnt Rev Bryson Ranch Pub Impt Dt Zone A Impt Area #1 Proj (e)	6.38%	09/15/55	516,712
1,000,000	Princeton TX Indep Sch Dist	5.00%	02/15/41	1,094,051
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$675,000	Princeton TX Spl Assmnt Rev Whitewing Trails Pub Impt Dt #2 Impt Areas #3A-3C Proj	4.35%	09/01/36	$675,294
1,012,000	Princeton TX Spl Assmnt Rev Winchester Pub Impr Dist #2 Proj (e)	5.13%	09/01/42	1,028,475
1,000,000	Quinlan TX Indep Sch Dist	5.25%	08/15/41	1,098,986
1,000,000	Quinlan TX Indep Sch Dist	5.25%	08/15/42	1,093,521
1,000,000	Quinlan TX Indep Sch Dist	5.25%	08/15/43	1,086,321
515,000	Robinson TX Ctfs Oblig	5.00%	08/15/36	570,757
595,000	Robinson TX Ctfs Oblig	5.00%	08/15/39	646,747
425,000	Robinson TX Ctfs Oblig	5.00%	08/15/40	459,399
915,000	Round Rock TX Ctfs Oblig	5.00%	08/15/42	1,004,272
5,185,000	Round Rock TX Indep Sch Dist Ref Sch Bldg	3.00%	08/01/37	4,792,289
1,120,000	San Antonio TX Elec & Gas Rev Ref, Ser B	5.25%	02/01/49	1,182,569
4,710,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Methodist Hosp of Dallas Proj	4.00%	10/01/41	4,674,885
2,100,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Ref Baylor Scott & White Hlth Proj, Ser E	5.00%	11/15/43	2,284,013
2,000,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Ref Baylor Scott & White Hlth Proj, Ser E	5.00%	11/15/44	2,155,663
6,500,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Ref Cook Childrens Med Ctr	5.25%	12/01/49	6,843,814
750,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Var Baylor Scott & White Hlth Proj, Ser F (Mandatory put 11/15/30)	5.00%	11/15/52	807,821
835,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Rev Ref Trinity Terrace Proj	5.00%	10/01/40	876,089
1,075,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Rev Ref Trinity Terrace Proj	5.00%	10/01/44	1,102,513
1,500,000	Tarrant Cnty TX Hosp Dist	5.25%	08/15/37	1,657,236
500,000	Tarrant Cnty TX Hosp Dist	5.25%	08/15/39	547,494
1,835,000	Tarrant Cnty TX Hsg Fin Corp Var Nts Wildwood Branch (Mandatory put 02/01/28)	3.60%	02/01/43	1,849,022
1,000,000	Temple TX JNR Clg Dist	3.00%	07/01/39	866,793
1,700,000	Terrell TX Indep Sch Dist	5.25%	08/01/42	1,886,059
1,395,000	Travis Cnty TX Hlthcare Dist Ctfs Oblig	5.25%	03/01/47	1,500,452
4,000,000	TX St Muni Gas Acq & Sply Corp IV, Ser A (Mandatory put 01/01/30)	5.50%	01/01/54	4,231,715
1,500,000	TX St Muni Gas Acq & Sply Corp IV, Ser B	5.50%	01/01/32	1,621,956
1,000,000	TX St Muni Gas Acq & Sply Corp IV, Ser B	5.50%	01/01/34	1,090,996
8,505,000	TX St Muni Gas Acq & Sply Corp IV, Ser B (Mandatory put 01/01/34)	5.50%	01/01/54	9,299,260
1,750,000	TX St Priv Activity Bond Surface Transprtn Corp Rev Ref Sr Lien Bond Surface Transprtn Corp, AMT	5.38%	06/30/37	1,849,698
1,795,000	TX St Priv Activity Bond Surface Transprtn Corp Rev Ref Sr Lien Bond Surface Transprtn Corp, AMT	5.50%	06/30/41	1,888,397
5,000,000	TX St Priv Activity Bond Surface Transprtn Corp Rev Ref Sr N Tarrant Express Managed Lanes Proj, Ser A	5.00%	12/31/34	5,259,133
2,450,000	TX St Priv Activity Bond Surface Transprtn Corp Rev Ref Sr N Tarrant Express Managed Lanes Proj, Ser A	5.00%	12/31/36	2,568,501
2,000,000	TX St Ref	5.00%	10/01/39	2,256,541
1,575,000	TX St Ref	5.00%	10/01/43	1,741,154
3,000,000	TX St Ref	5.00%	10/01/44	3,292,974
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$2,000,000	TX St Transprtn Commn Central TX Turnpike Sys Rev Ref Second Tier, Ser C	5.00%	08/15/36	$2,228,599
1,410,000	TX St Transprtn Commn Central TX Turnpike Sys Rev Ref Second Tier, Ser C	5.00%	08/15/38	1,551,216
500,000	TX St Transprtn Commn Central TX Turnpike Sys Rev Ref Second Tier, Ser C	5.00%	08/15/40	544,480
250,000	TX St Transprtn Commn Central TX Turnpike Sys Rev Ref Second Tier, Ser C	5.00%	08/15/42	269,746
1,000,000	TX St Univ Sys Fing Rev Ref	5.00%	03/15/43	1,089,936
785,000	TX St Wtr Dev Brd St Wtr Implementation Fund, Ser A	5.00%	04/15/30	811,754
5,000,000	TX Wtr Dev Brd St Wtr Implementation Rev Fund Master Trust	4.70%	10/15/41	5,281,452
1,500,000	TX Wtr Dev Brd St Wtr Implementation Rev Fund Master Trust, Ser A	5.00%	10/15/49	1,570,219
3,000,000	TX Wtr Dev Brd St Wtr Implementation Rev Fund, Ser A	4.88%	10/15/48	3,076,438
1,195,000	Tyler TX Wtr & Swr Sys Rev	5.00%	09/01/38	1,324,037
4,105,000	Univ of N TX Univ Rev Ref, Ser A	5.00%	04/15/38	4,165,179
1,700,000	Univ of TX TX Permanent Univ Fnd Ref, Ser B	5.00%	07/01/44	1,839,650
1,560,000	Uptown Dev Auth TX Incr Contract Rev, Ser A	5.00%	09/01/36	1,562,791
1,500,000	Vidor TX Indep Sch Dist	5.00%	02/15/42	1,618,806
1,605,000	W Harris Cnty TX Regl Wtr Auth Wtr Sys Rev Ref, BAM	3.00%	12/15/36	1,473,896
1,290,000	Walnut Creek Spl Util Dist TX Wtr Sys Rev, AG	4.38%	01/10/40	1,318,345
1,350,000	Walnut Creek Spl Util Dist TX Wtr Sys Rev, AG	4.50%	01/10/41	1,383,080
				258,790,367
	Utah — 1.2%
4,400,000	Black Desert Pub Infra Dist UT Sr Bonds, Ser A (e)	4.00%	03/01/51	3,620,458
1,065,000	Downtown Daybreak Pub Infra Dist #1 UT Tax Incr Rev (e)	5.00%	03/01/41	1,078,076
1,000,000	Downtown Revitalization Pub Infra Dist UT Sales First Lien Seg Redev Proj, Ser A, AG	5.25%	06/01/41	1,119,524
1,650,000	Downtown Revitalization Pub Infra Dist UT Sales First Lien Seg Redev Proj, Ser A, AG	5.25%	06/01/42	1,840,247
1,000,000	Downtown Revitalization Pub Infra Dist UT Sales First Lien Seg Redev Proj, Ser A, AG	5.25%	06/01/43	1,107,671
1,800,000	Firefly Pub Infra Dist #1 UT Spl Assmnt Firefly Assmnt Area #1, Ser A-2 (e)	5.63%	12/01/43	1,847,721
3,000,000	Intermountain Pwr Agy UT Pwr Sply Rev Ref, Ser A	5.00%	07/01/40	3,216,527
1,110,000	Mida Cormont Pub Infra Dist UT, Ser A-1 (e)	6.25%	06/01/55	1,166,801
2,750,000	Military Installation Dev Auth UT Tax Allocation Rev, Ser A-2	4.00%	06/01/52	2,291,778
700,000	Ogden City UT Muni Bldg Auth Lease Rev, Ser A	5.00%	01/15/43	740,857
1,600,000	Salt Lake City UT Arpt Rev Intl Arpt, Ser A, AMT	5.00%	07/01/40	1,735,579
1,050,000	Salt Lake City UT Arpt Rev, Ser A, AMT	5.25%	07/01/37	1,160,526
1,000,000	Salt Lake City UT Arpt Rev, Ser A, AMT	5.25%	07/01/42	1,079,576
325,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Ref Quest Acdmy	5.00%	04/15/37	325,238
1,590,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Wallace Stegner Acdmy Proj, Ser A (e)	5.00%	06/15/49	1,429,384
750,000	UT St Telecommunication Open Infra Agy Sales Tax Ref	5.25%	06/01/33	844,888
				24,604,851
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Vermont — 0.1%
$585,000	VT St Econ Dev Auth Mtge Rev Ref Wake Robin Corp Proj, Ser A	5.00%	05/01/26	$585,000
2,000,000	VT St Econ Dev Auth Solid Wst Disp Rev Var Casella Wst Sys Inc Remk, AMT (Mandatory put 04/03/28) (e)	4.63%	04/01/36	2,019,528
				2,604,528
	Virginia — 2.1%
3,000,000	Gloucester Cnty VA Indl Dev Auth Sol Wst Disp Rev Var Wst Mgmt Svsc Remk, Ser A, AMT (Mandatory put 07/01/27)	4.25%	09/01/38	3,029,875
5,335,000	Isle of Wight Cnty VA Econ Dev Auth Riverside Hlth Sys, AG	5.25%	07/01/43	5,811,150
510,000	Loudoun Cnty VA Econ Dev Auth Pub Fac Rev Ref, Ser A	3.00%	12/01/35	485,385
4,590,000	Loudoun Cnty VA, Ser A	4.00%	12/01/41	4,654,391
200,000	VA Clg Bldg Auth Eductnl Facs Rev Ref Regent Univ Proj	4.00%	06/01/36	195,345
350,000	VA Clg Bldg Auth Eductnl Facs Rev Ref Regent Univ Proj	4.00%	06/01/46	300,453
2,000,000	VA St Small Busn Fing Auth Hlthcare Facs Rev Bon Secours Mercy Hlth Inc, Ser A	5.00%	10/01/42	2,099,284
1,665,000	VA St Small Busn Fing Auth Hlthcare Facs Rev Ref Mary Washington Hlthcare Oblig Grp, Ser A-1	5.00%	06/15/39	1,822,181
1,790,000	VA St Small Busn Fing Auth Hlthcare Facs Rev Ref Mary Washington Hlthcare Obligated Grp, Ser A-1	5.00%	06/15/38	1,971,786
1,500,000	VA St Small Busn Fing Auth Hlthcare Facs Rev Ref Mary Washington Hlthcare Obligated Grp, Ser A-1	5.25%	06/15/50	1,561,474
4,105,000	VA St Small Busn Fing Auth Rev Ref Sr Lien 95 Express Lanes LLC Proj, AMT	5.00%	01/01/35	4,347,419
2,500,000	VA St Small Busn Fing Auth Rev Ref Sr Lien 95 Express Lanes LLC Proj, AMT	5.00%	07/01/38	2,616,200
750,000	VA St Small Busn Fing Auth Rsdl Fac Care Rev Ref Lifespire of VA	4.00%	12/01/31	765,744
2,000,000	VA St Small Busn Fing Auth Rsdl Fac Care Rev Ref Lifespire of VA, Ser A	5.00%	12/01/39	2,122,331
1,570,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury on Chesapeake Bay	5.00%	09/01/32	1,600,073
1,000,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury on Chesapeake Bay	5.00%	09/01/35	1,014,301
275,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury on Chesapeake Bay	5.00%	09/01/36	278,714
1,790,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Westminster Canterbury on Chesapeake Bay, Ser A	6.50%	09/01/43	1,974,939
1,000,000	Williamsburg VA Econ Dev Auth Stdt Hsg Rev William & Mary Proj, Ser A, AG	5.25%	07/01/53	1,043,399
2,000,000	Winchester VA Econ Dev Auth Rev Ref Vly Hlth Sys, Ser A	5.00%	01/01/43	2,130,238
1,185,000	Wstrn VA Regl Jail Auth Regl Jail Facs Rev Prerefunded Ref (Pre- refunded maturity 12/01/26)	5.00%	12/01/34	1,199,614
1,180,000	Wstrn VA Regl Jail Auth Regl Jail Facs Rev Unrefunded Ref	5.00%	12/01/34	1,191,395
				42,215,691
	Washington — 2.6%
945,000	Centrl Puget Sound WA Regl Transit Auth Sales Tax & Mtr Ve Sustainable Bond, Ser S-1	5.00%	11/01/31	956,148
1,000,000	Kent WA Ref	5.00%	12/01/40	1,119,792
585,000	Pierce Cnty WA Sch Dist #403 Bethel	5.00%	12/01/36	617,413
2,000,000	Port of Seattle WA Rev Intermediate Lien, Ser C, AMT	5.00%	05/01/30	2,037,535
2,445,000	Port of Seattle WA Rev Ref Intermediate Lien Priv Activity, Ser C, AMT	5.00%	08/01/33	2,646,704
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Washington (Continued)
$5,000,000	Port of Seattle WA Rev Ref Intermediate Lien Priv Activity, Ser C, AMT	5.00%	08/01/39	$5,291,246
1,725,000	Port of Seattle WA Rev Ref Intermediate Lien Priv Activity, Ser C, AMT	5.00%	08/01/46	1,769,722
1,895,000	Port of Seattle WA Rev Ref Intermediate Lien, Ser B, AMT	5.00%	08/01/35	2,059,098
2,315,000	Port of Seattle WA Rev Ref Intermediate Lien, Ser B, AMT	5.00%	08/01/37	2,492,711
2,000,000	Port of Seattle WA Rev Ref Intermediate Lien, Ser B, AMT	5.00%	08/01/39	2,136,236
2,195,000	Seattle WA Muni Light & Pwr Rev Sustainable Bond, Ser A	4.00%	07/01/38	2,216,403
750,000	Skagit Cnty WA Pub Hosp Dist #1	5.50%	12/01/42	800,052
1,000,000	Skagit Cnty WA Pub Hosp Dist #1	5.50%	12/01/44	1,054,503
500,000	Snohomish Cnty WA Hsg Auth	5.00%	04/01/34	522,699
3,025,000	Spokane Cnty WA Arpt Rev, Ser B, AMT	5.25%	01/01/40	3,265,318
5,000,000	WA St Bid Grp 2, Ser 2024-A	5.00%	08/01/41	5,468,201
2,500,000	WA St Bid Grp 2, Ser C	5.00%	02/01/44	2,744,829
1,000,000	WA St Convention Ctr Pub Facs Dist for Exchange Pur Sustainable Bond 1st Priority, Ser 2021-B	4.00%	07/01/58	813,140
3,240,000	WA St Convention Ctr Pub Facs Dist Sub For Exchange Pur Sustainable Bond, Ser B	4.00%	07/01/58	2,700,597
450,000	WA St Hlth Care Facs Auth Seattle Cancer Care Alliance (e)	5.00%	12/01/32	485,643
1,580,000	WA St Hsg Fin Commn Nonprofit Hsg Rev Ref Emerald Heights Proj, Ser A	5.00%	07/01/38	1,650,225
2,100,000	WA St Hsg Fin Commn Nonprofit Rev Radford Court & Nordheim Court Portfolio	5.50%	07/01/44	2,164,064
2,280,298	WA St Hsg Fin Commn Sustainable Ctf, Ser A-1, Class A	3.50%	12/20/35	2,201,304
3,000,000	WA St Ref, Ser D	4.00%	07/01/39	3,043,524
2,000,000	WA St, Ser C	5.00%	02/01/41	2,132,128
				52,389,235
	West Virginia — 0.1%
1,000,000	WV St Econ Dev Auth Sol Wst Disp Facs Var Ref Core Nat Res Inc Proj, AMT (Mandatory put 03/27/35) (e)	5.45%	01/01/55	1,081,410
	Wisconsin — 2.1%
1,375,000	Pub Fin Auth WI Chrt Sch Rev Eno River Acdmy Proj, Ser A (e)	5.00%	06/15/54	1,262,491
500,000	Pub Fin Auth WI Chrt Sch Rev Founders of Acdmy Las Vegas Proj, Ser A (e)	5.00%	07/01/40	491,843
605,000	Pub Fin Auth WI Chrt Sch Rev Ltd American Prep Acdmy Las Vegas Proj, Ser A (e)	4.20%	07/15/27	604,409
1,250,000	Pub Fin Auth WI Chrt Sch Rev Ltd American Prep Acdmy Las Vegas Proj, Ser A (e)	5.13%	07/15/37	1,252,915
2,750,000	Pub Fin Auth WI Edu Rev Coral Acdmy of Science Las Vegas, Ser A	4.00%	07/01/51	2,198,958
1,750,000	Pub Fin Auth WI Edu Rev Pinecrest Acdmy NV Pinecrest Acdmy Springs Cmps, Ser A (e)	4.00%	07/15/33	1,739,944
545,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	4.00%	07/01/27	544,793
1,730,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	5.00%	07/01/37	1,730,363
2,000,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	5.00%	07/01/52	1,836,255
1,200,000	Pub Fin Auth WI Edu Rev Ref Triad Eductnl Svcs Inc	5.25%	06/15/45	1,178,109
1,275,000	Pub Fin Auth WI Edu Rev Triad Eductnl Svcs Inc, Ser A	4.00%	06/15/41	1,110,579
610,000	Pub Fin Auth WI Eductnl Rev Piedmont Cmnty Chrt Sch	5.00%	06/15/34	625,346
1,200,000	Pub Fin Auth WI Retmnt Cmntys Rev Acts Retmnt Life Cmntys Inc Oblig Grp, Ser A	4.00%	11/15/37	1,203,080
1,000,000	Pub Fin Auth WI Retmnt Fac Rev Southminster (e)	5.00%	10/01/43	1,000,351
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Wisconsin (Continued)
$1,934,000	Pub Fin Auth WI Rev Anthem Freedom Proj, CABS (e)	(g)	12/15/37	$959,284
1,125,000	Pub Fin Auth WI Rev Ref Kahala Nui Proj	5.25%	11/15/50	1,146,042
1,500,000	Pub Fin Auth WI Rev Sr Proton Intl AR LLC, Ser A (c) (f)	6.50%	01/01/41	1,100,003
2,000,000	Pub Fin Auth WI Rev Sustainable Fargo Moorhead Met Area Flood Mgmnt, AMT	4.00%	03/31/56	1,626,795
1,595,000	Pub Fin Auth WI Stdt Hsg Rev NC A&T Real Estate Fdtn LLC Proj, Ser B	5.00%	06/01/39	1,611,563
4,000,000	Pub Fin Auth WI Tax Incr Rev Miami Worldcenter Proj, Ser A (e)	5.00%	06/01/41	4,020,101
825,000	WI St Hlth & Eductnl Facs Auth Rev Aspirus Inc Obligated Grp	5.00%	08/15/41	884,393
840,000	WI St Hlth & Eductnl Facs Auth Rev Aspirus Inc Obligated Grp	5.00%	08/15/42	893,674
925,000	WI St Hlth & Eductnl Facs Auth Rev Aspirus Inc Obligated Grp	5.00%	08/15/43	978,108
750,000	WI St Hlth & Eductnl Facs Auth Rev Bellin Memorial Hosp Inc, Ser A	5.00%	12/01/39	814,320
1,555,000	WI St Hlth & Eductnl Facs Auth Rev Fort Hlthcare Inc, Ser A	5.00%	10/01/36	1,678,283
2,000,000	WI St Hlth & Eductnl Facs Auth Rev Marshfield Clinic Hlth Sys Inc, Ser A	5.25%	02/15/35	2,227,875
2,000,000	WI St Hlth & Eductnl Facs Auth Rev Marshfield Clinic Hlth Sys Inc, Ser A	5.25%	02/15/36	2,213,935
1,130,000	WI St Hlth & Eductnl Facs Auth Rev Ref Benevolent Corp Cedar Cmnty	5.00%	06/01/40	1,170,229
1,510,000	WI St Hlth & Eductnl Facs Auth Rev Ref Benevolent Corp Cedar Cmnty Proj	5.00%	06/01/37	1,542,888
1,890,000	WI St Hlth & Eductnl Facs Auth Rev Var Fort Hlthcare Inc, Ser B (Mandatory put 10/03/34)	5.00%	10/01/54	2,048,556
				41,695,485
	Wyoming — 0.1%
1,750,000	Consol Muni Elec Pwr Sys WY Jt Pwrs Brd Sys Jt Pwrs Brd Ref Electrical Sys Proj	5.25%	06/01/38	1,921,992
1,000,000	Consol Muni Elec Pwr Sys WY Jt Pwrs Brd Sys Jt Pwrs Brd Ref Electrical Sys Proj	5.25%	06/01/39	1,095,450
				3,017,442

	Total Investments — 99.4%			1,998,548,433
	(Cost $1,978,882,210)
	Net Other Assets and Liabilities — 0.6%			11,259,281
	Net Assets — 100.0%			$2,009,807,714

(a)
When-issued security. The interest rate shown reflects the rate in effect at April 30, 2026. Interest will begin accruing on the security’s first settlement date (see Note 2B - Securities Transactions and Investment Income in the Notes to Financial
Statements).

(b)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P. (the “Advisor”).
(c)	This issuer is in default.
(d)	Variable rate demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(e)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2026, securities noted as such amounted to $90,979,220 or 4.5% of net assets.

See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
(f)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers
(see Note 2D - Restricted Securities in the Notes to Financial Statements).

(g)	Zero coupon security.

Abbreviations throughout the Portfolio of Investments:
AG	– Assured Guaranty, Inc.
AMT	– Alternative Minimum Tax
BAM	– Build America Mutual
CABS	– Capital Appreciation Bonds
COPS	– Certificates of Participation
GARVEE	– Grant Anticipation Revenue Vehicle
RANS	– Revenue Anticipation Notes

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$1,998,548,433	$—	$1,998,548,433	$—

*	See Portfolio of Investments for state and territory breakout.
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Statement of Assets and Liabilities
April 30, 2026 (Unaudited)

ASSETS:
Investments, at value	$1,998,548,433
Cash	274,392
Interest receivable	27,917,271
Total Assets	2,026,740,096

LIABILITIES:
Payables:
Investment securities purchased	16,290,911
Investment advisory fees	641,471
Total Liabilities	16,932,382
NET ASSETS	$2,009,807,714

NET ASSETS consist of:
Paid-in capital	$2,188,284,149
Par value	393,500
Accumulated distributable earnings (loss)	(178,869,935)
NET ASSETS	$2,009,807,714
NET ASSET VALUE, per share	$51.08
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	39,350,002
Investments, at cost	$1,978,882,210
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Statement of Operations
For the Six Months Ended April 30, 2026 (Unaudited)

INVESTMENT INCOME:
Interest	$39,561,674
Total investment income	39,561,674

EXPENSES:
Investment advisory fees	5,055,682
Other expenses	1,473
Total expenses	5,057,155
Less fees waived by the investment advisor	(431,114)
Net expenses	4,626,041
NET INVESTMENT INCOME (LOSS)	34,935,633

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(2,431,369)
Futures contracts	(15,538)
Net realized gain (loss)	(2,446,907)
Net change in unrealized appreciation (depreciation) on investments	(2,199,473)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(4,646,380)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$30,289,253
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Statements of Changes in Net Assets

	Six Months Ended 4/30/2026 (Unaudited)	Year Ended 10/31/2025
OPERATIONS:
Net investment income (loss)	$34,935,633	$66,049,572
Net realized gain (loss)	(2,446,907)	(20,549,537)
Net change in unrealized appreciation (depreciation)	(2,199,473)	19,351,396
Net increase (decrease) in net assets resulting from operations	30,289,253	64,851,431

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(34,899,401)	(65,434,728)
Return of capital	—	(296,826)
Total distributions to shareholders	(34,899,401)	(65,731,554)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	148,407,912	139,274,944
Cost of shares redeemed	(51,318,021)	(246,614,330)
Net increase (decrease) in net assets resulting from shareholder transactions	97,089,891	(107,339,386)
Total increase (decrease) in net assets	92,479,743	(108,219,509)

NET ASSETS:
Beginning of period	1,917,327,971	2,025,547,480
End of period	$2,009,807,714	$1,917,327,971

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	37,450,002	39,600,002
Shares sold	2,900,000	2,750,000
Shares redeemed	(1,000,000)	(4,900,000)
Shares outstanding, end of period	39,350,002	37,450,002
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended 4/30/2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$51.20	$51.15	$48.20	$48.36	$56.51	$55.40
Income from investment operations:
Net investment income (loss)	0.91 (a)	1.71 (a)	1.63 (a)	1.52 (a)	1.20	1.13
Net realized and unrealized gain (loss)	(0.12)	0.05 (b)	2.95	(0.16)	(8.17)	1.12
Total from investment operations	0.79	1.76	4.58	1.36	(6.97)	2.25
Distributions paid to shareholders from:
Net investment income	(0.91)	(1.70)	(1.63)	(1.51)	(1.18)	(1.12)
Return of capital	—	(0.01)	(0.00) (c)	(0.01)	—	(0.02)
Total distributions	(0.91)	(1.71)	(1.63)	(1.52)	(1.18)	(1.14)
Net asset value, end of period	$51.08	$51.20	$51.15	$48.20	$48.36	$56.51
Total return (d)	1.54%	3.55%	9.53%	2.73%	(12.47)% (e)	4.06% (e)

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,009,808	$1,917,328	$2,025,547	$1,810,030	$1,757,812	$2,393,405
Ratio of total expenses to average net assets	0.52% (f)	0.66% (g)	0.65%	0.65%	0.65%	0.65%
Ratio of net expenses to average net assets	0.48% (f)	0.66% (g)	0.65%	0.60%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets	3.60% (f)	3.39%	3.19%	3.01%	2.23%	1.99%
Portfolio turnover rate (h)	9%	32%	29%	35%	63%	9%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)	Amount represents less than $0.01.
(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived by the advisor.

(e)
During the fiscal years ended October 31, 2022 and 2021, the Fund received reimbursements from the advisor in the amounts of $5,130 and
$4,688, respectively, each representing less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.

(f)	Annualized.
(g)	Includes extraordinary expenses. If these extraordinary expenses were not included, the total and net expense ratios would have been 0.65%.
(h)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Managed Municipal ETF (FMB)
April 30, 2026 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the First Trust Managed Municipal ETF (the “Fund”), a diversified series of the Trust, which trades under the ticker “FMB” on Nasdaq, Inc. The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund. The Fund’s primary objective is to generate current income that is exempt from regular federal income taxes and its secondary objective is long term capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including investment borrowings) in municipal debt securities that pay interest that is exempt from regular federal income taxes. There can be no assurance that the Fund will achieve its investment objectives. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Municipal securities and other debt securities are fair valued on the basis of fair valuations provided by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
 1)
benchmark yields;
 2)
reported trades;
 3)
broker/dealer quotes;
 4)
issuer spreads;
 5)
benchmark securities;
 6)
bids and offers; and
 7)
reference data including market research publications.
Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

Notes to Financial Statements (Continued)
First Trust Managed Municipal ETF (FMB)
April 30, 2026 (Unaudited)
Exchange-traded futures contracts are valued at the end of the day settlement price.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
 1)
the credit conditions in the relevant market and changes thereto;
 2)
the liquidity conditions in the relevant market and changes thereto;
 3)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
 4)
issuer-specific conditions (such as significant credit deterioration); and
 5)
any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”)) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the most recent price provided by a pricing service;
 2)
available market prices for the fixed-income security;
 3)
the fundamental business data relating to the issuer;
 4)
an evaluation of the forces which influence the market in which these securities are purchased and sold;
 5)
the type, size and cost of the security;
 6)
the financial statements of the issuer;
 7)
the credit quality and cash flow of the issuer, based on the Advisor’s or external analysis;
 8)
the information as to any transactions in or offers for the security;
 9)
the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
10)
the coupon payments;
11)
the quality, value and salability of collateral, if any, securing the security; and
12)
other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

Notes to Financial Statements (Continued)
First Trust Managed Municipal ETF (FMB)
April 30, 2026 (Unaudited)
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2026, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At April 30, 2026, the Fund held $15,631,918 of when-issued or delayed-delivery securities. At April 30, 2026, the Fund had no forward purchase commitments.
C. Futures Contracts
The Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in “Net realized gain (loss) on futures contracts” on the Statement of Operations.
Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked-to-market daily with the change in value recognized as a component of “Net change in unrealized appreciation (depreciation) on futures contracts” on the Statement of Operations. This daily fluctuation in the value of the contract is also known as variation margin and is included in “Variation margin” payable or receivable on the Statement of Assets and Liabilities.
If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments. The Fund did not hold any futures contracts at April 30, 2026.
D. Restricted Securities
The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of April 30, 2026, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security.

Notes to Financial Statements (Continued)
First Trust Managed Municipal ETF (FMB)
April 30, 2026 (Unaudited)

Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
OK St Dev Fin Auth Sr OK Proton Ctr, Ser A1, 7.25%, 09/01/51	02/12/21 - 10/14/21	$3,800,000	$98.21	$3,902,363	$3,732,132	0.19%
Polk Cnty FL Indl Dev Auth Mineral Dev LLC Secondary Phosphate Tailings Recovery Proj, 5.88%, 01/01/33	10/23/20 - 11/12/20	4,250,000	20.00	4,260,631	850,000	0.04
Pub Fin Auth WI Rev Sr Proton Intl AR LLC, Ser A, 6.50%, 01/01/41	12/17/21	1,500,000	73.33	1,500,000	1,100,003	0.05
				$9,662,994	$5,682,135	0.28%
E. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid during the fiscal year ended October 31, 2025 was as follows:

Distributions paid from:
Ordinary income	$64,529
Capital gains	—
Tax-exempt income	65,370,199
Return of capital	296,826
As of October 31, 2025, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$—
Accumulated capital and other gain (loss)	(197,002,577)
Net unrealized appreciation (depreciation)	22,742,790
F. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
In addition, the Fund intends to invest in municipal securities to allow it to pay shareholders “exempt dividends” as defined in the Code.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2022, 2023, 2024, and 2025 remain open to federal and state audit. As of April 30, 2026, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply

Notes to Financial Statements (Continued)
First Trust Managed Municipal ETF (FMB)
April 30, 2026 (Unaudited)
when there has been a 50% change in ownership. At October 31, 2025, for federal income tax purposes, the Fund had $197,002,577 of capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund’s shareholders.
As of April 30, 2026, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,978,882,210	$39,245,773	$(19,579,550)	$19,666,223
G. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
H. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund’s assets and is responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. Effective February 1, 2026, the Board of Trustees approved a permanent contractual reduction of the annual unitary management fee for the Fund to 0.39% of average daily net assets. In connection with the adoption of the reduced annual unitary management fee, the Board of Trustees also approved, effective February 1, 2026, the termination of the temporary fee waiver for the Fund that was put in place on January 1, 2026 (described below). Additionally, under the Fund’s new fee structure, the Fund is no longer eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.
Prior to February 1, 2026, the annual unitary management fee payable by the Fund to First Trust for these services was reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.65000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.63375%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.61750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.60125%
Fund net assets greater than $10 billion	0.58500%

Notes to Financial Statements (Continued)
First Trust Managed Municipal ETF (FMB)
April 30, 2026 (Unaudited)
From January 1, 2026 to January 31, 2026, the Advisor waived management fees of 0.26% of average daily net assets. During any period in which such waiver was in effect, the Fund was not eligible for any breakpoint discounts. During the six months ended April 30, 2026, the Advisor waived fees of $431,114.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNY is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for the Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation, prior to January 1, 2026, allocated pro rata among each fund in the First Trust Fund Complex based on net assets, and effective January 1, 2026, allocated equally among each fund in the First Trust Fund Complex. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended April 30, 2026, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $273,573,522 and $175,337,510, respectively.
For the six months ended April 30, 2026, the Fund had no in-kind transactions.
5. Borrowings
The Trust, on behalf of the Fund, along with First Trust Exchange-Traded Fund IV, First Trust Series Fund and First Trust Variable Insurance Trust, has a credit agreement with BNY (the “Credit Agreement”) as administrative agent for a group of lenders. The borrowing rate is the higher of the federal funds effective rate and the adjusted daily simple SOFR rate plus 1.00%. The commitment amount under the Credit Agreement is $620 million and such commitment amount may be increased up to $700 million with the consent of one or more lenders. BNY charges on behalf of the lenders a commitment fee of 0.15% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans and an agency fee. The commitment fee and agency fee are allocated amongst the funds that have access to the credit line pursuant to procedures approved by the Board of Trustees. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not draw on the credit line during the six months ended April 30, 2026.
6. Derivative Transactions
The following table presents the amount of net realized gain (loss) recognized for the six months ended April 30, 2026, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statement of Operations Location
Interest Rate Risk Exposure
Net realized gain (loss) on futures contracts	$(15,538)
The average notional value of futures contracts outstanding during the six months ended April 30, 2026, which is indicative of the volume of this derivative type, was $5,441,448.
7. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units.

Notes to Financial Statements (Continued)
First Trust Managed Municipal ETF (FMB)
April 30, 2026 (Unaudited)
Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
8. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before February 28, 2027.
9. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Managed Municipal ETF (FMB)
April 30, 2026 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the six months ended April 30, 2026.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of the Fund during the six months ended April 30, 2026.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees of the Fund are compensated through the unitary management fee paid by the Fund to the advisor and not directly by the Fund. The investment advisory fee paid is included in the Statement of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended April 30, 2026

First Trust Exchange-Traded Fund III

First Trust Long/Short Equity ETF (FTLS)

First Trust Long/Short Equity ETF (FTLS)
Semi-Annual Financial Statements and Other Information
April 30, 2026
Performance and Risk Disclosure
There is no assurance that First Trust Long/Short Equity ETF (the “Fund”) will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Fund’s advisor, may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments
April 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 94.5%
	Aerospace & Defense — 0.5%
28,250	Hexcel Corp.	$2,651,828
5,719	Northrop Grumman Corp.	3,314,046
87,620	StandardAero, Inc. (a)	2,178,233
3,675	TransDigm Group, Inc.	4,262,926
		12,407,033
	Air Freight & Logistics — 1.4%
37,086	FedEx Corp.	14,957,155
148,261	United Parcel Service, Inc., Class B	16,130,797
		31,087,952
	Automobile Components — 0.1%
43,456	Magna International, Inc.	2,766,844
	Automobiles — 0.7%
221,989	General Motors Co.	17,068,734
	Banks — 9.6%
1,027,038	Bank of America Corp. (b)	54,905,451
26,023	Canadian Imperial Bank of Commerce	2,900,003
352,995	Citigroup, Inc. (b)	45,176,300
23,222	East West Bancorp, Inc.	2,936,886
149,494	FNB Corp.	2,668,468
179,957	JPMorgan Chase & Co. (b)	56,367,931
402,752	KeyCorp	8,904,847
42,024	Pinnacle Financial Partners, Inc.	4,157,855
334,485	Regions Financial Corp.	9,549,547
55,151	Toronto-Dominion Bank (The)	5,939,763
231,505	Truist Financial Corp.	11,922,508
255,340	U.S. Bancorp	14,467,564
		219,897,123
	Beverages — 0.2%
48,697	Anheuser-Busch InBev S.A./N.V., ADR	3,679,058
	Biotechnology — 3.0%
145,240	AbbVie, Inc.	30,692,117
15,586	Ascendis Pharma A/S (a)	3,575,117
28,161	BioNTech SE, ADR (a)	2,913,255
68,022	Bridgebio Pharma, Inc. (a)	4,837,044
62,797	Exelixis, Inc. (a)	2,791,955
151,855	Gilead Sciences, Inc.	19,868,708
51,166	Incyte Corp. (a)	4,874,585
		69,552,781
	Broadline Retail — 3.0%
154,609	Amazon.com, Inc. (a) (b)	40,980,661
3,788	Dillard’s, Inc., Class A	2,156,205
88,414	Etsy, Inc. (a)	5,688,557
203,978	PDD Holdings, Inc., ADR (a)	20,373,323
		69,198,746
	Building Products — 1.4%
32,461	A.O. Smith Corp.	2,007,388
16,374	Advanced Drainage Systems, Inc.	2,443,819
10,889	Carlisle Cos., Inc.	3,868,426
See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Building Products (Continued)
178,830	Carrier Global Corp.	$12,012,011
11,313	Lennox International, Inc.	6,051,211
66,751	Masco Corp.	4,794,057
		31,176,912
	Capital Markets — 2.8%
16,791	Ameriprise Financial, Inc.	7,972,199
16,526	Cboe Global Markets, Inc.	4,959,287
262,744	Charles Schwab (The) Corp.	24,077,860
87,367	Intercontinental Exchange, Inc.	13,811,849
13,851	MarketAxess Holdings, Inc.	2,177,239
15,818	MSCI, Inc.	9,354,923
37,701	Stifel Financial Corp.	2,971,216
		65,324,573
	Chemicals — 2.0%
34,512	CF Industries Holdings, Inc.	4,286,390
78,226	Corteva, Inc.	6,337,088
109,424	DuPont de Nemours, Inc.	4,996,300
29,781	Ecolab, Inc.	7,760,929
54,055	Nutrien Ltd.	4,108,180
27,025	RPM International, Inc.	2,753,577
43,186	Sherwin-Williams (The) Co.	13,889,050
24,999	Westlake Corp.	2,881,885
		47,013,399
	Construction & Engineering — 0.5%
54,906	API Group Corp. (a)	2,510,303
69,995	Fluor Corp. (a)	3,734,233
15,746	MasTec, Inc. (a)	6,204,711
		12,449,247
	Construction Materials — 1.2%
223,740	CRH PLC	26,495,291
	Consumer Finance — 1.4%
92,435	Ally Financial, Inc.	4,103,189
141,986	Capital One Financial Corp.	27,161,922
		31,265,111
	Consumer Staples Distribution & Retail — 3.8%
44,729	Costco Wholesale Corp. (b)	45,378,912
83,156	Dollar General Corp.	9,636,117
125,354	Maplebear, Inc. (a)	5,308,742
56,105	Performance Food Group Co. (a)	5,080,869
162,437	Walmart, Inc. (b)	21,430,314
		86,834,954
	Containers & Packaging — 0.1%
29,983	Crown Holdings, Inc.	2,947,629
	Diversified REITs — 0.1%
29,870	WP Carey, Inc.	2,178,419
	Diversified Telecommunication Services — 0.9%
781,735	Comcast Corp., Class A	21,138,114
See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electric Utilities — 0.5%
15,253	Duke Energy Corp.	$1,976,026
27,406	Eversource Energy	1,937,604
93,747	FirstEnergy Corp.	4,454,858
13,433	NRG Energy, Inc.	2,089,906
20,570	Southern (The) Co.	1,989,119
		12,447,513
	Electrical Equipment — 0.3%
12,087	Hubbell, Inc.	6,142,251
	Electronic Equipment, Instruments & Components — 0.4%
17,990	TD SYNNEX Corp.	4,104,958
19,559	Zebra Technologies Corp., Class A (a)	4,425,420
		8,530,378
	Energy Equipment & Services — 0.5%
68,144	TechnipFMC PLC	5,149,642
800,405	Transocean Ltd. (a)	5,458,762
		10,608,404
	Entertainment — 0.6%
17,651	NetEase, Inc., ADR	2,074,169
49,489	Take-Two Interactive Software, Inc. (a)	10,578,769
156,093	Tencent Music Entertainment Group, ADR	1,431,373
		14,084,311
	Financial Services — 2.3%
102,922	Berkshire Hathaway, Inc., Class B (a) (b)	48,743,859
21,988	Jack Henry & Associates, Inc.	3,380,655
		52,124,514
	Food Products — 1.1%
298,771	Conagra Brands, Inc.	4,287,364
39,290	Darling Ingredients, Inc. (a)	2,523,597
39,877	Hershey (The) Co.	7,406,754
121,060	Hormel Foods Corp.	2,599,158
37,927	J.M. Smucker (The) Co.	3,717,984
67,143	Tyson Foods, Inc., Class A	4,301,852
		24,836,709
	Ground Transportation — 0.7%
77,840	Knight-Swift Transportation Holdings, Inc.	5,051,816
51,433	Old Dominion Freight Line, Inc.	10,925,912
		15,977,728
	Health Care Equipment & Supplies — 0.2%
46,447	Edwards Lifesciences Corp. (a)	3,878,325
	Health Care Providers & Services — 2.0%
40,265	Cardinal Health, Inc.	7,766,313
173,542	Centene Corp. (a)	9,317,470
39,330	Cigna Group (The)	11,428,511
195,537	CVS Health Corp.	16,286,277
		44,798,571
	Hotel & Resort REITs — 0.2%
180,561	Host Hotels & Resorts, Inc.	3,815,254
See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure — 2.2%
111,078	Airbnb, Inc., Class A (a)	$15,590,908
30,967	Brinker International, Inc. (a)	4,714,416
149,568	Las Vegas Sands Corp.	8,167,908
37,904	Marriott International, Inc., Class A	13,709,498
22,815	Texas Roadhouse, Inc.	3,672,987
54,790	Viking Holdings Ltd. (a)	4,487,849
		50,343,566
	Household Durables — 0.5%
119,488	Lennar Corp., Class A	10,789,766
	Household Products — 0.8%
50,754	Church & Dwight Co., Inc.	4,926,183
147,049	Colgate-Palmolive Co.	12,552,103
		17,478,286
	Independent Power and Renewable Electricity Producers — 0.1%
12,631	Vistra Corp.	1,993,677
	Industrial Conglomerates — 0.6%
87,306	3M Co.	12,792,075
	Insurance — 2.9%
53,943	Aflac, Inc.	6,131,701
9,420	Assurant, Inc.	2,225,663
38,275	Chubb Ltd.	12,515,925
8,746	Everest Group Ltd.	3,120,223
35,902	Hartford Insurance Group (The), Inc.	4,911,753
95,157	MetLife, Inc.	7,622,076
36,304	Principal Financial Group, Inc.	3,663,437
82,002	Progressive (The) Corp.	16,505,362
34,490	Travelers (The) Cos., Inc.	10,524,278
		67,220,418
	Interactive Media & Services — 4.2%
160,144	Alphabet, Inc., Class A (b)	61,623,411
92,221	Match Group, Inc.	3,450,910
50,803	Meta Platforms, Inc., Class A (b)	31,086,864
		96,161,185
	IT Services — 0.1%
30,055	EPAM Systems, Inc. (a)	3,419,658
	Life Sciences Tools & Services — 0.2%
8,303	Medpace Holdings, Inc. (a)	3,476,134
	Machinery — 1.9%
18,449	AGCO Corp.	2,232,698
20,075	Allison Transmission Holdings, Inc.	2,697,076
310,608	CNH Industrial N.V.	3,326,612
28,616	Dover Corp.	6,478,949
87,710	Fortive Corp.	5,244,181
17,825	IDEX Corp.	3,883,176
10,730	Nordson Corp.	3,095,068
82,082	Otis Worldwide Corp.	6,392,546
7,408	Snap-on, Inc.	2,840,227
See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
46,494	Stanley Black & Decker, Inc.	$3,633,971
17,675	Westinghouse Air Brake Technologies Corp.	4,770,306
		44,594,810
	Metals & Mining — 1.6%
39,077	ArcelorMittal S.A.	2,235,595
210,770	Coeur Mining, Inc. (a)	3,787,537
175,594	IAMGOLD Corp. (a)	2,962,271
209,008	Newmont Corp.	23,218,698
20,431	Royal Gold, Inc.	4,768,187
		36,972,288
	Oil, Gas & Consumable Fuels — 6.5%
172,939	BP PLC, ADR	8,193,850
159,259	Canadian Natural Resources Ltd.	7,595,062
252,471	Cenovus Energy, Inc.	7,382,252
34,742	Cheniere Energy, Inc.	9,552,313
200,791	Chevron Corp. (b)	38,814,908
7,901	Chord Energy Corp.	1,150,386
40,490	Diamondback Energy, Inc.	8,325,959
75,736	EQT Corp.	4,550,219
18,811	Expand Energy Corp.	1,921,544
40,544	Marathon Petroleum Corp.	10,066,670
162,693	NexGen Energy Ltd. (a)	2,045,051
75,227	Ovintiv, Inc.	4,630,222
51,996	PBF Energy, Inc., Class A	2,254,547
361,444	Petroleo Brasileiro S.A. - Petrobras, ADR	7,962,611
45,303	Phillips 66	8,116,032
95,539	SM Energy Co.	2,964,575
25,982	Targa Resources Corp.	6,757,398
28,612	TotalEnergies SE	2,652,618
54,692	Valero Energy Corp.	13,814,105
		148,750,322
	Pharmaceuticals — 2.6%
182,326	Bristol-Myers Squibb Co.	11,047,132
135,142	Johnson & Johnson	31,062,389
79,404	Royalty Pharma PLC, Class A	3,977,346
123,521	Zoetis, Inc.	14,201,210
		60,288,077
	Residential REITs — 0.1%
35,276	Equity LifeStyle Properties, Inc.	2,232,618
	Retail REITs — 0.1%
110,373	Kimco Realty Corp.	2,609,218
	Semiconductors & Semiconductor Equipment — 11.6%
90,283	Analog Devices, Inc.	36,317,240
37,430	ASML Holding N.V. (b)	53,861,396
96,124	Broadcom, Inc. (b)	40,125,041
397,244	NVIDIA Corp. (b)	79,277,985
49,122	Qnity Electronics, Inc.	6,909,501
See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
261,325	QUALCOMM, Inc.	$46,928,743
68,461	SolarEdge Technologies, Inc. (a)	2,934,238
		266,354,144
	Software — 5.3%
131,529	Adobe, Inc. (a)	32,369,287
33,231	Autodesk, Inc. (a)	7,875,747
96,105	Dropbox, Inc., Class A (a)	2,334,390
86,025	JFrog Ltd. (a)	3,995,001
180,692	Microsoft Corp. (b)	73,682,584
36,563	ServiceTitan, Inc., Class A (a)	2,174,036
		122,431,045
	Specialized REITs — 1.2%
72,531	American Tower Corp.	13,252,139
56,916	Gaming and Leisure Properties, Inc.	2,758,149
266,660	VICI Properties, Inc.	7,786,472
178,302	Weyerhaeuser Co.	4,371,965
		28,168,725
	Specialty Retail — 0.8%
15,897	Boot Barn Holdings, Inc. (a)	2,725,541
87,852	CarMax, Inc. (a)	3,453,462
48,806	Ross Stores, Inc.	11,117,519
12,840	TJX (The) Cos., Inc.	2,012,670
		19,309,192
	Technology Hardware, Storage & Peripherals — 7.7%
497,946	Apple, Inc. (b)	135,117,647
26,527	Logitech International S.A.	2,633,600
36,358	Sandisk Corp. (a)	39,866,911
		177,618,158
	Textiles, Apparel & Luxury Goods — 1.1%
33,472	Crocs, Inc. (a)	3,413,475
70,984	Deckers Outdoor Corp. (a)	7,254,565
15,937	Ralph Lauren Corp.	5,715,646
53,464	Tapestry, Inc.	7,754,418
		24,138,104
	Tobacco — 0.6%
201,828	Altria Group, Inc.	14,662,804
	Trading Companies & Distributors — 0.2%
58,683	Core & Main, Inc., Class A (a)	2,955,862
15,775	SiteOne Landscape Supply, Inc. (a)	1,988,439
		4,944,301
	Water Utilities — 0.1%
14,499	American Water Works Co., Inc.	1,861,962
	Total Common Stocks	2,168,336,411
	(Cost $1,976,870,044)
EXCHANGE-TRADED FUNDS — 1.9%
	Capital Markets — 1.9%
124,525	Fidelity Low Volatility Factor ETF	8,605,923
See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS (Continued)
Capital Markets (Continued)
86,588	iShares MSCI USA Min Vol Factor ETF	$8,194,688
70,923	iShares S&P Small-Cap 600 Value ETF	9,169,635
45,471	State Street SPDR U.S. Large Cap Low Volatility Index ETF	8,260,262
38,137	Vanguard Small-Cap Value ETF	8,863,801
	Total Exchange-Traded Funds	43,094,309
(Cost $41,175,489)
MONEY MARKET FUNDS — 1.7%
39,525,268	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (c)	39,525,268
(Cost $39,525,268)
	Total Investments — 98.1%	2,250,955,988
(Cost $2,057,570,801)
COMMON STOCKS SOLD SHORT — (27.1)%
Aerospace & Defense — (1.6)%
(32,579)	AeroVironment, Inc. (a)	(6,353,557)
(852,605)	Archer Aviation, Inc., Class A (a)	(4,893,953)
(18,132)	Axon Enterprise, Inc. (a)	(7,284,712)
(17,383)	BWX Technologies, Inc.	(3,761,507)
(18,836)	Embraer S.A., ADR	(1,181,017)
(22,967)	General Dynamics Corp.	(7,907,538)
(61,314)	Kratos Defense & Security Solutions, Inc. (a)	(3,865,848)
(14,841)	Loar Holdings, Inc. (a)	(832,877)
(3,585)	Moog, Inc., Class A	(1,080,196)
(37,161,205)
Automobile Components — (0.1)%
(10,099)	Visteon Corp.	(1,128,159)
Automobiles — (0.2)%
(8,093)	Tesla, Inc. (a)	(3,088,531)
(5,627)	Toyota Motor Corp., ADR	(1,083,873)
(4,172,404)
Banks — (1.0)%
(36,098)	Banco Bilbao Vizcaya Argentaria S.A., ADR	(798,488)
(39,625)	Eastern Bankshares, Inc.	(801,614)
(120,735)	First Horizon Corp.	(3,013,546)
(25,254)	Grupo Financiero Galicia S.A., ADR (a)	(1,044,000)
(15,298)	Hancock Whitney Corp.	(1,032,768)
(114,041)	HDFC Bank Ltd., ADR	(2,897,782)
(35,273)	HSBC Holdings PLC, ADR	(3,240,178)
(123,792)	ICICI Bank Ltd., ADR	(3,291,629)
(68,839)	Mitsubishi UFJ Financial Group, Inc., ADR	(1,235,660)
(45,874)	NU Holdings Ltd., Class A (a)	(664,255)
(56,392)	Old National Bancorp	(1,351,716)
(21,805)	Prosperity Bancshares, Inc.	(1,518,718)
(16,080)	SouthState Bank Corp.	(1,570,534)
(22,460,888)
Beverages — (0.2)%
(107,135)	Brown-Forman Corp., Class B	(2,760,869)
(25,944)	Coca-Cola Europacific Partners PLC	(2,453,524)
(5,214,393)
See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
Biotechnology — (1.6)%
(17,470)	Apogee Therapeutics, Inc. (a)	$(1,448,088)
(7,395)	Argenx SE, ADR (a)	(5,780,820)
(43,389)	BioMarin Pharmaceutical, Inc. (a)	(2,339,101)
(12,926)	Celcuity, Inc. (a)	(1,568,570)
(34,461)	CRISPR Therapeutics AG (a)	(1,803,689)
(35,935)	Cytokinetics, Inc. (a)	(2,298,762)
(10,643)	Disc Medicine, Inc. (a)	(701,906)
(43,244)	Dyne Therapeutics, Inc. (a)	(758,932)
(36,345)	Genmab A/S, ADR (a)	(963,869)
(40,478)	Halozyme Therapeutics, Inc. (a)	(2,576,830)
(64,556)	Insmed, Inc. (a)	(8,800,920)
(41,765)	Ionis Pharmaceuticals, Inc. (a)	(3,122,351)
(18,601)	Kymera Therapeutics, Inc. (a)	(1,507,983)
(28,739)	Mineralys Therapeutics, Inc. (a)	(765,894)
(33,590)	PTC Therapeutics, Inc. (a)	(2,185,365)
(28,615)	Viridian Therapeutics, Inc. (a)	(385,730)
(37,008,810)
Broadline Retail — (0.8)%
(63,331)	Alibaba Group Holding Ltd., ADR	(8,352,092)
(441,340)	Coupang, Inc. (a)	(8,817,973)
(17,170,065)
Building Products — (0.1)%
(17,192)	AAON, Inc.	(1,604,185)
(9,197)	Armstrong World Industries, Inc.	(1,567,077)
(3,171,262)
Capital Markets — (0.5)%
(67,038)	Bank of New York Mellon (The) Corp.	(9,007,896)
(9,748)	StoneX Group, Inc. (a)	(1,033,580)
(17,828)	Virtu Financial, Inc., Class A	(885,339)
(10,926,815)
Chemicals — (0.6)%
(26,155)	Air Products and Chemicals, Inc.	(7,847,808)
(34,326)	International Flavors & Fragrances, Inc.	(2,409,685)
(106,032)	Mosaic (The) Co.	(2,467,365)
(15,473)	Scotts Miracle-Gro (The) Co.	(970,157)
(13,695,015)
Commercial Services & Supplies — (1.1)%
(18,219)	Casella Waste Systems, Inc., Class A (a)	(1,443,856)
(181,228)	Copart, Inc. (a)	(6,000,459)
(4,209)	MSA Safety, Inc.	(700,335)
(24,999)	Republic Services, Inc.	(5,230,291)
(28,166)	Waste Connections, Inc.	(4,639,503)
(34,296)	Waste Management, Inc.	(7,975,535)
(25,989,979)
Construction & Engineering — (0.1)%
(2,630)	Valmont Industries, Inc.	(1,336,145)
See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
Construction Materials — (0.5)%
(9,068)	Martin Marietta Materials, Inc.	$(5,613,727)
(21,092)	Vulcan Materials Co.	(6,364,300)
(11,978,027)
Consumer Staples Distribution & Retail — (0.5)%
(146,907)	Albertsons Cos., Inc., Class A	(2,475,383)
(31,716)	BJ’s Wholesale Club Holdings, Inc. (a)	(2,977,815)
(101,853)	Kroger (The) Co.	(6,933,134)
(12,386,332)
Containers & Packaging — (0.3)%
(98,401)	Amcor PLC	(3,743,174)
(127,874)	International Paper Co.	(3,889,927)
(7,633,101)
Distributors — (0.1)%
(26,952)	Genuine Parts Co.	(2,890,063)
Diversified Consumer Services — (0.1)%
(195,833)	ADT, Inc.	(1,474,622)
(17,924)	Service Corp. International	(1,452,382)
(2,927,004)
Diversified Telecommunication Services — (0.1)%
(56,583)	BCE, Inc.	(1,345,544)
Electrical Equipment — (0.4)%
(694,060)	NuScale Power Corp. (a)	(8,647,988)
Electronic Equipment, Instruments & Components — (0.1)%
(4,421)	OSI Systems, Inc. (a)	(1,268,473)
(8,276)	Sanmina Corp. (a)	(1,802,679)
(3,071,152)
Entertainment — (1.1)%
(44,208)	Live Nation Entertainment, Inc. (a)	(6,982,211)
(168,357)	ROBLOX Corp., Class A (a)	(9,303,408)
(96,592)	Walt Disney (The) Co.	(10,021,420)
(26,307,039)
Food Products — (0.6)%
(50,992)	Archer-Daniels-Midland Co.	(3,800,943)
(22,683)	Bunge Global S.A.	(2,882,329)
(18,852)	Freshpet, Inc. (a)	(1,270,248)
(12,447)	Ingredion, Inc.	(1,390,828)
(15,936)	Post Holdings, Inc. (a)	(1,669,296)
(293)	Seaboard Corp.	(1,665,977)
(59,892)	Vital Farms, Inc. (a)	(817,526)
(13,497,147)
Health Care Equipment & Supplies — (0.6)%
(49,836)	Cooper (The) Cos., Inc. (a)	(3,134,684)
(12,996)	Insulet Corp. (a)	(2,237,131)
(12,429)	Integer Holdings Corp. (a)	(1,100,091)
(22,493)	Solventum Corp. (a)	(1,515,129)
(14,680)	STERIS PLC	(3,183,798)
(21,441)	Zimmer Biomet Holdings, Inc.	(1,767,382)
(12,938,215)
See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
Health Care Providers & Services — (0.5)%
(44,931)	Guardant Health, Inc. (a)	$(3,912,591)
(192,145)	Hims & Hers Health, Inc. (a)	(5,220,580)
(12,757)	Labcorp Holdings, Inc.	(3,275,998)
(12,409,169)
Health Care REITs — (0.8)%
(41,175)	American Healthcare REIT, Inc.	(2,090,867)
(30,676)	CareTrust REIT, Inc.	(1,210,168)
(48,604)	Ventas, Inc.	(4,270,347)
(46,587)	Welltower, Inc.	(10,125,219)
(17,696,601)
Hotels, Restaurants & Leisure — (1.4)%
(49,365)	Aramark	(2,255,487)
(13,770)	Choice Hotels International, Inc.	(1,364,331)
(17,170)	Churchill Downs, Inc.	(1,733,998)
(58,298)	DoorDash, Inc., Class A (a)	(9,831,958)
(37,117)	Flutter Entertainment PLC (a)	(4,006,038)
(167,516)	Genius Sports Ltd. (a)	(730,370)
(42,024)	Life Time Group Holdings, Inc. (a)	(1,126,663)
(29,493)	McDonald’s Corp.	(8,658,850)
(168,419)	Sharplink, Inc. (a)	(1,212,617)
(36,172)	Trip.com Group Ltd., ADR (a)	(1,960,884)
(32,881,196)
Household Durables — (0.2)%
(20,480)	Mohawk Industries, Inc. (a)	(2,161,869)
(34,773)	Somnigroup International, Inc.	(2,637,880)
(4,799,749)
Household Products — (0.3)%
(61,519)	Kimberly-Clark Corp.	(6,055,315)
Industrial REITs — (0.1)%
(112,278)	Americold Realty Trust, Inc.	(1,373,160)
Insurance — (0.7)%
(60,393)	Brown & Brown, Inc.	(3,632,639)
(15,943)	First American Financial Corp.	(1,118,083)
(838)	Markel Group, Inc. (a)	(1,485,330)
(54,343)	Marsh & McLennan Cos., Inc.	(9,113,864)
(15,349,916)
Interactive Media & Services — (0.0)%
(70,067)	TripAdvisor, Inc. (a)	(779,846)
IT Services — (0.4)%
(45,255)	Cloudflare, Inc., Class A (a)	(9,275,917)
(97,658)	Vnet Group, Inc., ADR (a)	(811,538)
(10,087,455)
Life Sciences Tools & Services — (1.2)%
(289,720)	Avantor, Inc. (a)	(2,346,732)
(4,656)	Bio-Rad Laboratories, Inc., Class A (a)	(1,304,239)
(13,619)	Danaher Corp.	(2,437,120)
(16,691)	Repligen Corp. (a)	(1,974,712)
(112,755)	Tempus AI, Inc., Class A (a)	(6,255,647)
See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
Life Sciences Tools & Services (Continued)
(14,127)	Thermo Fisher Scientific, Inc.	$(6,766,268)
(18,789)	Waters Corp. (a)	(5,810,123)
(26,894,841)
Machinery — (0.3)%
(9,337)	Esab Corp.	(917,547)
(10,128)	JBT Marel Corp.	(1,196,117)
(6,295)	Lincoln Electric Holdings, Inc.	(1,668,175)
(31,164)	Xylem, Inc.	(3,682,338)
(7,464,177)
Media — (0.3)%
(78,846)	Fox Corp., Class A	(5,005,933)
(71,569)	News Corp., Class A	(1,883,696)
(6,889,629)
Metals & Mining — (0.5)%
(24,389)	Commercial Metals Co.	(1,681,866)
(134,328)	MP Materials Corp. (a)	(8,871,021)
(10,552,887)
Mortgage Real Estate Investment Trusts (REITs) — (0.1)%
(107,205)	Dynex Capital, Inc.	(1,460,132)
Oil, Gas & Consumable Fuels — (1.1)%
(11,613)	Core Natural Resources, Inc.	(1,042,151)
(12,526)	DT Midstream, Inc.	(1,853,723)
(14,351)	Exxon Mobil Corp.	(2,214,790)
(18,583)	Golar LNG Ltd.	(1,021,879)
(201,298)	Kinder Morgan, Inc.	(6,616,665)
(5,859)	Texas Pacific Land Corp.	(2,599,462)
(37,067)	Viper Energy, Inc., Class A	(1,830,368)
(15,250)	Vista Energy S.A.B. de C.V., ADR (a)	(1,133,380)
(105,290)	Williams (The) Cos., Inc.	(8,034,680)
(26,347,098)
Passenger Airlines — (0.2)%
(552,505)	Joby Aviation, Inc. (a)	(5,077,521)
Pharmaceuticals — (0.5)%
(9,842)	Eli Lilly & Co.	(9,198,333)
(46,440)	Takeda Pharmaceutical Co. Ltd., ADR	(774,619)
(12,099)	Tarsus Pharmaceuticals, Inc. (a)	(769,618)
(10,742,570)
Professional Services — (0.9)%
(7,592)	Automatic Data Processing, Inc.	(1,609,049)
(28,590)	KBR, Inc.	(1,071,839)
(14,054)	Maximus, Inc.	(922,223)
(75,148)	Paychex, Inc.	(6,960,959)
(48,533)	TransUnion	(3,445,843)
(31,471)	Verisk Analytics, Inc.	(5,806,085)
(19,815,998)
See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
Real Estate Management & Development — (0.4)%
(141,853)	CoStar Group, Inc. (a)	$(4,909,532)
(92,447)	Zillow Group, Inc., Class C (a)	(4,104,647)
(9,014,179)
Residential REITs — (0.0)%
(53,257)	Independence Realty Trust, Inc.	(868,622)
Semiconductors & Semiconductor Equipment — (0.3)%
(288,067)	Rigetti Computing, Inc. (a)	(5,026,769)
(15,536)	Universal Display Corp.	(1,353,030)
(6,379,799)
Software — (2.7)%
(142,316)	BitMine Immersion Technologies, Inc.	(3,045,562)
(23,603)	BlackLine, Inc. (a)	(737,594)
(13,775)	Dolby Laboratories, Inc., Class A	(883,529)
(309,069)	D-Wave Quantum, Inc. (a)	(6,267,919)
(3,763)	InterDigital, Inc.	(1,115,955)
(24,515)	Life360, Inc. (a)	(1,056,351)
(331,047)	MARA Holdings, Inc. (a)	(3,969,254)
(18,195)	Nebius Group N.V. (a)	(2,515,095)
(60,301)	Oracle Corp.	(9,731,978)
(57,655)	Palo Alto Networks, Inc. (a)	(10,338,695)
(88,363)	Rubrik, Inc., Class A (a)	(4,699,144)
(50,735)	SailPoint, Inc. (a)	(579,394)
(22,875)	Synopsys, Inc. (a)	(11,039,475)
(35,385)	Trimble, Inc. (a)	(2,382,118)
(24,779)	Zscaler, Inc. (a)	(3,238,120)
(61,600,183)
Specialized REITs — (0.2)%
(50,980)	Rayonier, Inc.	(1,081,286)
(14,926)	SBA Communications Corp.	(3,301,631)
(4,382,917)
Specialty Retail — (1.1)%
(4,202)	Asbury Automotive Group, Inc. (a)	(855,906)
(8,374)	AutoNation, Inc. (a)	(1,778,470)
(14,699)	Burlington Stores, Inc. (a)	(4,703,827)
(24,946)	Dick’s Sporting Goods, Inc.	(5,660,746)
(28,149)	Home Depot (The), Inc.	(9,255,391)
(6,336)	Lithia Motors, Inc.	(1,838,200)
(39,954)	Valvoline, Inc. (a)	(1,327,672)
(25,420,212)
Technology Hardware, Storage & Peripherals — (0.2)%
(177,208)	Super Micro Computer, Inc. (a)	(4,855,499)
Textiles, Apparel & Luxury Goods — (0.2)%
(56,555)	Birkenstock Holding PLC (a)	(2,190,941)
(24,622)	Gildan Activewear, Inc.	(1,526,318)
(13,014)	Kontoor Brands, Inc.	(954,707)
(4,671,966)
See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
Trading Companies & Distributors — (0.1)%
(57,796)	DNOW, Inc. (a)	$(779,668)
(12,738)	Herc Holdings, Inc.	(1,616,707)
(2,396,375)
Wireless Telecommunication Services — (0.1)%
(17,798)	Rogers Communications, Inc., Class B	(648,381)
(17,408)	Telephone and Data Systems, Inc.	(784,405)
(1,432,786)
	Total Investments Sold Short — (27.1)%	(620,756,550)
(Proceeds $641,155,678)
	Net Other Assets and Liabilities — 29.0%	665,207,364
	Net Assets — 100.0%	$2,295,406,802
Futures Contracts at April 30, 2026 (See Note 2D - Futures Contracts in the Notes to Financial Statements):

Futures Contracts Short	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
Nasdaq 100 E-mini Futures	255	Jun-2026	$(140,739,600)	$(14,398,671)
S&P 500 E-mini Futures	231	Jun-2026	(83,665,313)	(6,727,297)
		Total	$(224,404,913)	$(21,125,968)

(a)	Non-income producing security.
(b)	This security or a portion of this security is segregated as collateral for investments sold short. At April 30, 2026, the segregated value of these securities amounts to $512,737,809.
(c)	Rate shown reflects yield as of April 30, 2026.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$2,168,336,411	$2,168,336,411	$—	$—
Exchange-Traded Funds	43,094,309	43,094,309	—	—
Money Market Funds	39,525,268	39,525,268	—	—
Total Investments	$2,250,955,988	$2,250,955,988	$—	$—

See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
LIABILITIES TABLE
	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks Sold Short*	$(620,756,550)	$(620,756,550)	$—	$—
Futures Contracts**	(21,125,968)	(21,125,968)	—	—
Total	$(641,882,518)	$(641,882,518)	$—	$—

*	See Portfolio of Investments for industry breakout.
**
Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day’s variation margin is presented on the Statement of Assets and Liabilities.

See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Statement of Assets and Liabilities
April 30, 2026 (Unaudited)

ASSETS:
Investments, at value	$2,250,955,988
Cash	169,500
Restricted Cash	652,239,995
Cash segregated as collateral	14,381,246
Receivables:
Capital shares sold	11,053,318
Dividends	1,400,563
Margin interest rebate	672,189
Reclaims	5,621
Total Assets	2,930,878,420

LIABILITIES:
Investments sold short, at value	620,756,550
Payables:
Investment securities purchased	10,645,879
Variation margin	2,123,570
Investment advisory fees	1,734,123
Dividends on investments sold short	211,496
Total Liabilities	635,471,618
NET ASSETS	$2,295,406,802

NET ASSETS consist of:
Paid-in capital	$2,365,956,532
Par value	311,500
Accumulated distributable earnings (loss)	(70,861,230)
NET ASSETS	$2,295,406,802
NET ASSET VALUE, per share	$73.69
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	31,150,002
Investments, at cost	$2,057,570,801
Investments sold short, proceeds	$641,155,678
See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Statement of Operations
For the Six Months Ended April 30, 2026 (Unaudited)

INVESTMENT INCOME:
Dividends	$13,073,791
Margin interest rebate	9,318,570
Margin interest income	349,805
Foreign withholding tax	(56,828)
Total investment income	22,685,338

EXPENSES:
Investment advisory fees	10,202,464
Dividend expense on investments sold short	3,925,429
Margin interest expense	12,606
Other expenses	1,556
Total expenses	14,142,055
NET INVESTMENT INCOME (LOSS)	8,543,283

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(128,959,914)
In-kind redemptions	237,082,598
Investments sold short	4,217,458
Futures contracts	(1,206,853)
Foreign currency transactions	(933)
Net realized gain (loss)	111,132,356
Net change in unrealized appreciation (depreciation) on:
Investments	(8,498,097)
Investments sold short	1,694,277
Futures contracts	(19,138,287)
Net change in unrealized appreciation (depreciation)	(25,942,107)
NET REALIZED AND UNREALIZED GAIN (LOSS)	85,190,249
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$93,733,532
See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Statements of Changes in Net Assets

	Six Months Ended 4/30/2026 (Unaudited)	Year Ended 10/31/2025
OPERATIONS:
Net investment income (loss)	$8,543,283	$22,487,464
Net realized gain (loss)	111,132,356	52,762,941
Net increase from payment by the advisor	—	380,195
Net change in unrealized appreciation (depreciation)	(25,942,107)	141,963,439
Net increase (decrease) in net assets resulting from operations	93,733,532	217,594,039

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(8,371,191)	(23,516,392)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	960,280,634	2,205,248,961
Cost of shares redeemed	(847,679,250)	(1,868,149,674)
Net increase (decrease) in net assets resulting from shareholder transactions	112,601,384	337,099,287
Total increase (decrease) in net assets	197,963,725	531,176,934

NET ASSETS:
Beginning of period	2,097,443,077	1,566,266,143
End of period	$2,295,406,802	$2,097,443,077

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	29,600,002	24,600,002
Shares sold	13,500,000	33,400,000
Shares redeemed	(11,950,000)	(28,400,000)
Shares outstanding, end of period	31,150,002	29,600,002
See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended 4/30/2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$70.86	$63.67	$52.84	$48.82	$50.26	$41.86
Income from investment operations:
Net investment income (loss)	0.28 (a)	0.78 (a)	1.04 (a)	0.96 (a)	0.19	(0.10)
Net realized and unrealized gain (loss)	2.83	7.24 (b)	10.79	3.93	(1.56)	8.63
Total from investment operations	3.11	8.02	11.83	4.89	(1.37)	8.53
Distributions paid to shareholders from:
Net investment income	(0.28)	(0.83)	(1.00)	(0.87)	(0.07)	(0.13)
Net asset value, end of period	$73.69	$70.86	$63.67	$52.84	$48.82	$50.26
Total return (c)	4.40%	12.70% (b)	22.52%	10.09%	(2.74)%	20.41%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,295,407	$2,097,443	$1,566,266	$731,882	$524,765	$429,755
Ratio of total expenses to average net assets	1.32% (d)	1.38% (e)	1.38% (f)	1.46% (f)	1.41% (f)	1.36% (f)
Ratio of total expenses to average net assets excluding dividend expense and margin interest expense	0.95% (d)	0.96% (e)	0.95% (f)	0.95% (f)	0.95% (f)	0.95% (f)
Ratio of net investment income (loss) to average net assets	0.80% (d)	1.18%	1.71% (f)	1.86% (f)	0.40% (f)	(0.28)% (f)
Portfolio turnover rate (g)	118%	245%	235%	280%	223%	250%

(a)	Based on average shares outstanding.
(b)	The Fund received a payment from the advisor in the amount of $380,195, which represents $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Includes extraordinary expenses. If these extraordinary expenses were not included, the ratio of total expenses to average net assets and the ratio of total expenses to average net assets excluding dividend expense and margin interest expense would have been 1.37% and 0.95%, respectively.

(f)
Ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(g)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Long/Short Equity ETF (FTLS)
April 30, 2026 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the First Trust Long/Short Equity ETF (the “Fund”), a diversified series of the Trust, which trades under the ticker “FTLS” on NYSE Arca, Inc. The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund (“ETF”). The investment objective of the Fund is to seek to provide investors with long-term total return. Under normal conditions, the Fund will expose at least 80% of its net assets (including investment borrowings) to U.S. exchange-listed equity securities and/or U.S. ETFs that provide exposure to U.S. exchange-listed equity securities. The Fund pursues its investment objective by establishing long and short positions in its portfolio of U.S. exchange-listed equity securities and ETFs. The Fund’s portfolio may include U.S. exchange-listed equity securities of non-U.S. issuers, including the securities of non-U.S. issuers traded on U.S. exchanges in the form of depositary receipts. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Common stocks, exchange-traded funds and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Shares of open-end funds are valued based on NAV per share.
Exchange-traded futures contracts are valued at the end of the day settlement price.

Notes to Financial Statements (Continued)
First Trust Long/Short Equity ETF (FTLS)
April 30, 2026 (Unaudited)
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2026, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis.
Distributions received from the Fund’s investments in real estate investment trusts (“REITs”) may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. The Fund records the character of distributions received from the REITs during the year based on estimates available. The

Notes to Financial Statements (Continued)
First Trust Long/Short Equity ETF (FTLS)
April 30, 2026 (Unaudited)
characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
Distributions received from the Fund’s investments in master limited partnerships (“MLPs”), if any, generally are comprised of return of capital and investment income. The Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.
C. Short Sales
Short sales are utilized for investment and risk management purposes and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold by the Fund, but are not currently owned in the Fund’s portfolio. When the Fund engages in a short sale, the Fund must borrow the security sold short and deliver the security to the counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. The Fund will pay a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities. Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale; which is affected by the Fund purchasing the security sold short and delivering the security to the lender. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund’s portfolio. The Fund is subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.
The Fund has established an account with Pershing, LLC for the purpose of borrowing securities that the Fund intends to sell short. The Fund is charged interest on debit margin balances at a rate equal to the Overnight Bank Funding Rate (“OBFR”) plus 40 basis points and earns interest on credit margin balances at a rate equal to the OBFR less 30 basis points. With regard to securities held short, the Fund is credited a rebate equal to the market value of its short positions at a rate equal to the OBFR less 25 basis points. This rebate rate applies to easy to borrow securities. Securities that are hard to borrow may earn a rebate that is less than the foregoing or may be subject to a premium charge on a security by security basis. The different rebate rate is determined at the time of a short sale request. For the six months ended April 30, 2026, the Fund had margin interest income of $349,805 and margin interest expense of $12,606, as shown on the Statement of Operations. Restricted cash in the amount of $652,239,995, as shown on the Statement of Assets and Liabilities, is associated with collateral at the broker as of April 30, 2026.
D. Futures Contracts
The Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to gain long or short exposure to broad based equity indexes. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in “Net realized gain (loss) on futures contracts” on the Statement of Operations.
Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked-to-market daily with the change in value recognized as a component of “Net change in unrealized appreciation (depreciation) on futures contracts” on the Statement of Operations. This daily fluctuation in the value of the contract is also known as variation margin and is included in “Variation margin” payable or receivable on the Statement of Assets and Liabilities.
If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.
Restricted cash segregated as collateral for futures contracts in the amount of $14,381,246 is disclosed as “Cash segregated as collateral” on the Statement of Assets and Liabilities.

Notes to Financial Statements (Continued)
First Trust Long/Short Equity ETF (FTLS)
April 30, 2026 (Unaudited)
E. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid during the fiscal year ended October 31, 2025 was as follows:

Distributions paid from:
Ordinary income	$23,516,392
Capital gains	—
Return of capital	—
As of October 31, 2025, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$2,928,744
Accumulated capital and other gain (loss)	(367,015,095)
Net unrealized appreciation (depreciation)	207,862,780
F. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2022, 2023, 2024, and 2025 remain open to federal and state audit. As of April 30, 2026, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2025, for federal income tax purposes, the Fund had $367,015,095 of non-expiring capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund’s shareholders.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2025, the Fund had no net late year ordinary or capital losses.

Notes to Financial Statements (Continued)
First Trust Long/Short Equity ETF (FTLS)
April 30, 2026 (Unaudited)
As of April 30, 2026, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,416,415,123	$273,001,556	$(80,343,209)	$192,658,347
G. Expenses
Expenses, other than the investment advisory fee, dividend and interest expense on investments sold short and other excluded expenses, are paid by the Advisor (see Note 3).
H. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund’s assets and is responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, dividend expenses on investments sold short, and extraordinary expenses. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.95000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.92625%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.90250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.87875%
Fund net assets greater than $10 billion	0.85500%
In addition, the Fund incurs acquired fund fees and expenses. The total of the unitary management fee and acquired fund fees and expenses represents the Fund’s total annual operating expenses.
During the fiscal year ended October 31, 2025, the Fund received a payment from the Advisor in the amount of $380,195 in connection with a trade error.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNY is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and

Notes to Financial Statements (Continued)
First Trust Long/Short Equity ETF (FTLS)
April 30, 2026 (Unaudited)
records of the Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for the Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation, prior to January 1, 2026, allocated pro rata among each fund in the First Trust Fund Complex based on net assets, and effective January 1, 2026, allocated equally among each fund in the First Trust Fund Complex. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended April 30, 2026, the cost of purchases and proceeds from sales of investments, excluding short-term investments, investments sold short and in-kind transactions, were $407,914,673 and $606,662,458, respectively. The cost of purchases to cover short sales and the proceeds from short sales were $860,029,506 and $932,662,840, respectively.
For the six months ended April 30, 2026, the cost of in-kind purchases and proceeds from in-kind sales were $933,916,108 and $839,963,630, respectively. For the six months ended April 30, 2026, the Fund had no in-kind transactions in investments sold short.
5. Derivative Transactions
The following table presents the types of derivatives held by the Fund at April 30, 2026, the primary underlying risk exposure and the location of these instruments as presented on the Statement of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Futures contracts	Equity Risk	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$21,125,968

*
Includes cumulative appreciation/depreciation on futures contracts as reported in the Fund’s Portfolio of Investments. Only the current day’s variation margin is presented on the Statement of Assets and Liabilities.

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended April 30, 2026, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statement of Operations Location
Equity Risk Exposure
Net realized gain (loss) on futures contracts	$(1,206,853)
Net change in unrealized appreciation (depreciation) on futures contracts	(19,138,287)
The average notional value of futures contracts outstanding during the six months ended April 30, 2026, which is indicative of the volume of this derivative type, was $160,038,463.
The Fund does not have the right to offset financial assets and financial liabilities related to futures contracts on the Statement of Assets and Liabilities.

Notes to Financial Statements (Continued)
First Trust Long/Short Equity ETF (FTLS)
April 30, 2026 (Unaudited)
6. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before February 28, 2027.
8. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Long/Short Equity ETF (FTLS)
April 30, 2026 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the six months ended April 30, 2026.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of the Fund during the six months ended April 30, 2026.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees of the Fund are compensated through the unitary management fee paid by the Fund to the advisor and not directly by the Fund. The investment advisory fee paid is included in the Statement of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended April 30, 2026

First Trust Exchange-Traded Fund III

First Trust Emerging Markets Local Currency Bond ETF (FEMB)

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Semi-Annual Financial Statements and Other Information
April 30, 2026
Performance and Risk Disclosure
There is no assurance that First Trust Emerging Markets Local Currency Bond ETF (the “Fund”) will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Fund’s advisor, may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments
April 30, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN SOVEREIGN BONDS AND NOTES (a) — 94.6%
	Brazil — 10.6%
53,300,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/29	$9,945,606
36,700,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/31	6,509,481
56,500,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/33	9,621,483
69,000,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/35	11,404,974
				37,481,544
	Chile — 3.2%
10,445,000,000	Bonos de la Tesoreria de la Republica en pesos (CLP) (b) (c)	4.70%	09/01/30	11,317,750
	Colombia — 4.8%
12,650,000,000	Colombian TES, Series B (COP)	7.75%	09/18/30	2,777,861
45,440,000,000	Colombian TES, Series B (COP)	7.00%	06/30/32	9,013,982
12,938,000,000	Colombian TES, Series B (COP)	7.25%	10/18/34	2,465,684
12,650,000,000	Colombian TES, Series B (COP)	9.25%	05/28/42	2,598,996
				16,856,523
	Czech Republic — 3.0%
103,280,000	Czech Republic Government Bond (CZK)	5.00%	09/30/30	5,099,067
82,050,000	Czech Republic Government Bond (CZK)	3.50%	05/30/35	3,577,856
56,910,000	Czech Republic Government Bond (CZK)	1.50%	04/24/40	1,778,757
				10,455,680
	Hungary — 3.3%
710,540,000	Hungary Government Bond (HUF)	6.75%	10/22/28	2,333,685
2,669,800,000	Hungary Government Bond (HUF)	7.00%	10/24/35	9,242,733
				11,576,418
	India — 5.6%
802,000,000	India Government Bond (INR)	6.10%	07/12/31	8,190,092
1,082,760,000	India Government Bond (INR)	7.18%	07/24/37	11,436,350
				19,626,442
	Indonesia — 14.6%
51,993,000,000	Indonesia Treasury Bond (IDR)	8.38%	09/15/26	3,027,669
174,586,000,000	Indonesia Treasury Bond (IDR)	9.00%	03/15/29	10,717,280
201,489,000,000	Indonesia Treasury Bond (IDR)	7.00%	09/15/30	11,719,072
228,156,000,000	Indonesia Treasury Bond (IDR)	8.38%	03/15/34	14,287,820
185,623,000,000	Indonesia Treasury Bond (IDR)	8.25%	05/15/36	11,779,179
				51,531,020
	Israel — 0.2%
500,000	Israel Government Bond - Fixed (ILS)	6.25%	10/30/26	171,688
1,850,000	Israel Government Bond - Fixed (ILS)	3.75%	02/28/29	627,229
				798,917
	Malaysia — 10.0%
16,040,000	Malaysia Government Bond (MYR)	3.89%	08/15/29	4,122,311
21,309,000	Malaysia Government Bond (MYR)	4.50%	04/15/30	5,601,776
72,654,000	Malaysia Government Bond (MYR)	2.63%	04/15/31	17,705,801
26,196,000	Malaysia Government Bond (MYR)	4.64%	11/07/33	7,076,960
3,186,000	Malaysia Government Bond (MYR)	4.76%	04/07/37	876,634
				35,383,482
	Mexico — 4.9%
186,610,000	Mexican Bonos, Series M (MXN)	7.50%	05/26/33	9,831,086
143,540,000	Mexican Bonos, Series M (MXN)	8.50%	11/18/38	7,613,217
				17,444,303
See Notes to Financial Statements

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN SOVEREIGN BONDS AND NOTES (a) (Continued)
	Peru — 2.2%
1,400,000	Peru Government Bond (PEN)	6.95%	08/12/31	$432,237
25,689,000	Peru Government Bond (PEN)	6.90%	08/12/37	7,425,381
				7,857,618
	Philippines — 1.5%
331,000,000	Philippine Government International Bond (PHP)	6.25%	01/14/36	5,132,640
	Poland — 4.5%
1,016,000	Republic of Poland Government Bond (PLN)	7.50%	07/25/28	297,037
10,539,000	Republic of Poland Government Bond (PLN)	1.75%	04/25/32	2,378,361
46,327,000	Republic of Poland Government Bond (PLN)	6.00%	10/25/33	13,144,576
				15,819,974
	Romania — 3.5%
17,245,000	Romania Government Bond (RON)	8.75%	10/30/28	4,088,471
30,115,000	Romania Government Bond (RON)	6.70%	02/25/32	6,641,831
8,600,000	Romania Government Bond (RON)	4.75%	10/11/34	1,644,366
				12,374,668
	South Africa — 9.3%
25,526,667	Republic of South Africa Government Bond, Series R187 (ZAR)	10.50%	12/21/26	1,561,258
25,526,666	Republic of South Africa Government Bond, Series R188 (ZAR)	10.50%	12/21/27	1,596,327
195,215,000	Republic of South Africa Government Bond (ZAR)	8.25%	03/31/32	11,586,927
173,499,000	Republic of South Africa Government Bond (ZAR)	8.88%	02/28/35	10,479,777
131,280,000	Republic of South Africa Government Bond (ZAR)	8.75%	01/31/44	7,436,841
				32,661,130
	Supranational — 7.6%
100,000,000	African Development Bank (ZAR)	(d)	04/05/46	1,077,021
162,020,000	Asian Development Bank (INR)	6.20%	10/06/26	1,693,645
186,000,000	European Bank for Reconstruction & Development (INR)	6.30%	10/26/27	1,921,624
797,000,000	Inter-American Development Bank (INR)	7.35%	10/06/30	8,339,426
170,000,000	Inter-American Development Bank (INR)	7.00%	08/08/33	1,722,357
62,000,000	International Bank for Reconstruction & Development (INR)	6.75%	07/13/29	637,319
1,032,500,000	International Bank for Reconstruction & Development (INR)	6.71%	01/21/35	10,253,067
62,500,000	International Finance Corp. (MXN)	(d)	02/22/38	1,209,112
				26,853,571
	Thailand — 4.3%
234,450,000	Thailand Government Bond (THB)	3.35%	06/17/33	7,858,424
221,950,000	Thailand Government Bond (THB)	3.39%	06/17/37	7,483,905
				15,342,329
	Turkiye — 1.5%
93,000,000	Turkiye Government Bond (TRY)	31.08%	11/08/28	1,874,431
187,150,000	Turkiye Government Bond (TRY)	26.20%	10/05/33	3,437,337
				5,311,768

	Total Investments — 94.6%			333,825,777
	(Cost $334,864,924)
	Net Other Assets and Liabilities — 5.4%			19,098,938
	Net Assets — 100.0%			$352,924,715
See Notes to Financial Statements

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Forward Foreign Currency Contracts at April 30, 2026 (See Note 2C - Forward Foreign Currency Contracts in the Notes to Financial Statements):

Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 4/30/2026	Sale Value as of 4/30/2026	Unrealized Appreciation (Depreciation)
05/20/2026	JPM	BRL	68,465,000	USD	13,621,596	$13,752,791	$13,621,596	$131,195
05/20/2026	JPM	CLP	1,075,000,000	USD	1,211,773	1,194,733	1,211,773	(17,040)
05/20/2026	BNY	CNH	28,750,000	USD	4,229,494	4,214,915	4,229,494	(14,579)
05/20/2026	BNS	COP	8,500,000,000	USD	2,360,102	2,324,835	2,360,102	(35,267)
05/20/2026	JPM	COP	21,570,000,000	USD	5,980,835	5,899,611	5,980,835	(81,224)
05/20/2026	BNY	CZK	33,400,000	USD	1,617,594	1,607,966	1,617,594	(9,628)
05/20/2026	BNY	HUF	703,000,000	USD	2,276,474	2,262,853	2,276,474	(13,621)
05/20/2026	JPM	INR	101,700,000	USD	1,085,929	1,069,641	1,085,929	(16,288)
05/20/2026	JPM	KRW	15,450,000,000	USD	10,470,601	10,422,755	10,470,601	(47,846)
05/20/2026	BNY	MXN	110,270,000	USD	6,362,347	6,301,585	6,362,347	(60,762)
05/20/2026	JPM	PHP	538,690,000	USD	8,989,253	8,756,958	8,989,253	(232,295)
05/20/2026	BNY	PLN	3,900,000	USD	1,083,753	1,075,881	1,083,753	(7,872)
05/20/2026	BNY	RON	4,700,000	USD	1,083,472	1,060,204	1,083,472	(23,268)
05/20/2026	BNY	THB	228,400,000	USD	7,155,669	7,018,812	7,155,669	(136,857)
05/20/2026	BNY	TRY	411,000,000	USD	8,932,181	8,925,769	8,932,181	(6,412)
05/20/2026	BNY	USD	2,892,046	CZK	59,900,000	2,892,046	2,883,746	8,300
05/20/2026	BNY	USD	1,120,104	HUF	350,000,000	1,120,104	1,126,598	(6,494)
05/20/2026	JPM	USD	15,170,840	IDR	260,300,000,000	15,170,840	15,025,036	145,804
05/20/2026	BNY	USD	4,325,029	ILS	12,950,000	4,325,029	4,393,409	(68,380)
05/20/2026	JPM	USD	7,975,605	INR	748,000,000	7,975,605	7,867,175	108,430
05/20/2026	JPM	USD	1,417,172	KRW	2,100,000,000	1,417,172	1,416,685	487
05/20/2026	BNY	USD	3,338,066	PLN	12,012,000	3,338,066	3,313,714	24,352
05/20/2026	BNY	USD	714,911	TRY	32,900,000	714,911	714,496	415
05/20/2026	BNY	ZAR	68,100,000	USD	4,156,882	4,081,913	4,156,882	(74,969)
Net Unrealized Appreciation (Depreciation)								$(433,819)

(a)	Principal Value is in local currency in the security description.
(b)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2026, securities noted as such amounted to $11,317,750 or 3.2% of net assets.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(d)	Zero coupon security.

See Notes to Financial Statements

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
BNS	– Bank of Nova Scotia
BNY	– Bank of New York (The)
BRL	– Brazilian Real
CLP	– Chilean Peso
CNH	– Chinese Yuan
CNY	– China Yuan Renminbi
COP	– Colombian Peso
CZK	– Czech Koruna
EUR	– Euro
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel
INR	– Indian Rupee
JPM	– JPMorgan Chase and Co.
KRW	– South Korean Won
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
PEN	– Peruvian Sol
PHP	– Philippine Peso
PLN	– Polish Zloty
RON	– Romanian New Leu
THB	– Thai Baht
TRY	– Turkish Lira
USD	– United States Dollar
ZAR	– South African Rand

Currency Exposure Diversification	% of Total Investments (including cash)‡
BRL	15.0%
ZAR	11.0
INR	10.9
IDR	10.7
MYR	10.3
MXN	9.4
COP	7.3
THB	6.5
PHP	4.0
PLN	4.0
TRY	3.9
RON	3.9
CLP	3.8
HUF	3.7
CZK	2.7
KRW	2.6
PEN	2.3
CNH	1.2
EUR	0.0‡‡
CNY	0.0‡‡
ILS	(1.0)
USD	(12.2)
Total	100.0%

‡	The weightings include the impact of currency forwards.
‡‡	Amount is less than 0.1%.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Foreign Sovereign Bonds and Notes*	$333,825,777	$—	$333,825,777	$—
Forward Foreign Currency Contracts	418,983	—	418,983	—
Total	$334,244,760	$—	$334,244,760	$—

LIABILITIES TABLE
	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contracts	$(852,802)	$—	$(852,802)	$—

*	See Portfolio of Investments for country breakout.
See Notes to Financial Statements

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Statement of Assets and Liabilities
April 30, 2026 (Unaudited)

ASSETS:
Investments, at value	$333,825,777
Cash	1,947,601
Foreign currency, at value	7,657,072
Due from broker	41,250
Unrealized appreciation on forward foreign currency contracts	418,983
Receivables:
Interest	7,955,014
Investment securities sold	2,120,318
Reclaims	82,387
Total Assets	354,048,402

LIABILITIES:
Unrealized depreciation on forward foreign currency contracts	852,802
Payables:
Investment advisory fees	253,828
Deferred foreign capital gains tax	17,057
Total Liabilities	1,123,687
NET ASSETS	$352,924,715

NET ASSETS consist of:
Paid-in capital	$400,557,242
Par value	120,500
Accumulated distributable earnings (loss)	(47,753,027)
NET ASSETS	$352,924,715
NET ASSET VALUE, per share	$29.29
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	12,050,002
Investments, at cost	$334,864,924
Foreign currency, at cost (proceeds)	$7,632,979
See Notes to Financial Statements

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Statement of Operations
For the Six Months Ended April 30, 2026 (Unaudited)

INVESTMENT INCOME:
Interest	$12,143,351
Foreign withholding tax	(317,501)
Total investment income	11,825,850

EXPENSES:
Investment advisory fees	1,397,476
Other expenses	1,404
Total expenses	1,398,880
NET INVESTMENT INCOME (LOSS)	10,426,970

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	202,530
Forward foreign currency contracts	3,147,587
Foreign currency transactions	(217,756)
Foreign capital gains tax	(144,207)
Net realized gain (loss)	2,988,154
Net change in unrealized appreciation (depreciation) on:
Investments	(5,519,299)
Forward foreign currency contracts	(800,994)
Foreign currency translation	67,201
Net change in unrealized appreciation (depreciation)	(6,253,092)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(3,264,938)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,162,032
See Notes to Financial Statements

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Statements of Changes in Net Assets

	Six Months Ended 4/30/2026 (Unaudited)	Year Ended 10/31/2025
OPERATIONS:
Net investment income (loss)	$10,426,970	$11,435,988
Net realized gain (loss)	2,988,154	(4,314,403)
Net change in unrealized appreciation (depreciation)	(6,253,092)	13,799,742
Net increase (decrease) in net assets resulting from operations	7,162,032	20,921,327

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(9,989,627)	(11,091,003)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	122,015,043	114,904,709
Cost of shares redeemed	(31,050,032)	(60,719,290)
Net increase (decrease) in net assets resulting from shareholder transactions	90,965,011	54,185,419
Total increase (decrease) in net assets	88,137,416	64,015,743

NET ASSETS:
Beginning of period	264,787,299	200,771,556
End of period	$352,924,715	$264,787,299

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	9,050,002	7,350,002
Shares sold	4,050,000	4,000,000
Shares redeemed	(1,050,000)	(2,300,000)
Shares outstanding, end of period	12,050,002	9,050,002
See Notes to Financial Statements

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended 4/30/2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$29.26	$27.32	$26.92	$24.49	$32.00	$34.36
Income from investment operations:
Net investment income (loss)	0.93 (a)	1.72 (a)	1.64 (a)	1.55 (a)	1.74	1.84
Net realized and unrealized gain (loss)	(0.01)	1.89	0.33 (b)	2.38	(7.55)	(2.25)
Total from investment operations	0.92	3.61	1.97	3.93	(5.81)	(0.41)
Distributions paid to shareholders from:
Net investment income	(0.89)	(1.67)	(1.36)	(0.91)	—	(1.48)
Return of capital	—	—	(0.21)	(0.59)	(1.70)	(0.47)
Total distributions	(0.89)	(1.67)	(1.57)	(1.50)	(1.70)	(1.95)
Net asset value, end of period	$29.29	$29.26	$27.32	$26.92	$24.49	$32.00
Total return (c)	3.11%	13.72%	7.33%	16.09%	(18.71)%	(1.53)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$352,925	$264,787	$200,772	$126,517	$116,331	$259,230
Ratio of total expenses to average net assets	0.85% (d)	0.86% (e)	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets	6.34% (d)	6.17%	5.87%	5.65%	4.75%	4.55%
Portfolio turnover rate (f)	12%	46%	48%	76%	43%	42%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
April 30, 2026 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the First Trust Emerging Markets Local Currency Bond ETF (the “Fund”), a non-diversified series of the Trust, which trades under the ticker “FEMB” on Nasdaq, Inc. (“Nasdaq”). The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund. The investment objective of the Fund is to seek maximum total return and current income. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in bonds, notes and bills issued or guaranteed by entities incorporated or domiciled in emerging market countries that are denominated in the local currency of the issuer. There can be no assurance the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Corporate bonds, corporate notes and other debt securities are fair valued on the basis of valuations provided by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
 1)
benchmark yields;
 2)
reported trades;
 3)
broker/dealer quotes;
 4)
issuer spreads;
 5)
benchmark securities;
 6)
bids and offers; and
 7)
reference data including market research publications.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific

Notes to Financial Statements (Continued)
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
April 30, 2026 (Unaudited)
conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
 1)
the credit conditions in the relevant market and changes thereto;
 2)
the liquidity conditions in the relevant market and changes thereto;
 3)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
 4)
issuer-specific conditions (such as significant credit deterioration); and
 5)
any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety, and one-hundred eighty day forward rates provided by a third-party pricing service.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the most recent price provided by a pricing service;
 2)
available market prices for the fixed-income security, or economic data relating to the country of issue;
 3)
the fundamental business data relating to the borrower/issuer;
 4)
an evaluation of the forces which influence the market in which these securities are purchased and sold;
 5)
the type, size and cost of a security;
 6)
the financial statements of the borrower/issuer or the financial condition of the country of issue;
 7)
the credit quality and cash flow of the borrower/issuer, or country of issue, based on the Pricing Committee’s, sub-advisor’s or portfolio manager’s analysis, as applicable, or external analysis;
 8)
the information as to any transactions in or offers for the security;
 9)
the price and extent of public trading in similar securities of the borrower/issuer, or comparable companies;
10)
the coupon payments;
11)
the quality, value and salability of collateral, if any, securing the security;
12)
the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower’s/issuer’s management (for corporate debt only);
13)
the economic, political and social prospects/developments of the country of issue and the assessment of the country’s government leaders/officials (for sovereign debt only);
14)
the prospects for the borrower’s/issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and
15)
other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Notes to Financial Statements (Continued)
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
April 30, 2026 (Unaudited)
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2026, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
C. Forward Foreign Currency Contracts
The Fund is subject to foreign currency risk in the normal course of pursuing its investment objective. Forward foreign currency contracts are agreements between two parties (“Counterparties”) to exchange one currency for another at a future date and at a specified price. The Fund uses forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund’s foreign currency exposure. These contracts are valued daily, and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in “Unrealized appreciation on forward foreign currency contracts” and “Unrealized depreciation on forward foreign currency contracts” on the Statement of Assets and Liabilities. The change in unrealized appreciation/(depreciation) is included in “Net change in unrealized appreciation (depreciation) on forward foreign currency contracts” on the Statement of Operations. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or the cost of) the closing transaction and the Fund’s basis in the contract. This realized gain or loss is included in “Net realized gain (loss) on forward foreign currency contracts” on the Statements of Operations. Risks arise from the possible inability of Counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks, the Fund could incur losses in excess of the net unrealized value shown on the Forward Foreign Currency Contracts table in the Fund’s Portfolio of Investments. In the event of default by the Counterparty, the Fund will provide notice to the Counterparty of the Fund’s intent to convert the currency held by the Fund into the currency that the Counterparty agreed to exchange with the Fund. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceedings. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
D. Foreign Currency
The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statement of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included

Notes to Financial Statements (Continued)
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
April 30, 2026 (Unaudited)
in “Net realized gain (loss) on foreign currency transactions” on the Statement of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statement of Operations.
E. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid during the fiscal year ended October 31, 2025 was as follows:

Distributions paid from:
Ordinary income	$11,091,003
Capital gains	—
Return of capital	—
As of October 31, 2025, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$745,151
Accumulated capital and other gain (loss)	(42,672,005)
Net unrealized appreciation (depreciation)	(2,998,578)
F. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2022, 2023, 2024, and 2025 remain open to federal and state audit. As of April 30, 2026, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2025, for federal income tax purposes, the Fund had $42,672,005 of non-expiring capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund’s shareholders.

Notes to Financial Statements (Continued)
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
April 30, 2026 (Unaudited)
As of April 30, 2026, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$334,864,924	$13,699,062	$(15,172,028)	$(1,472,966)
G. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
H. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
First Trust is responsible for the expenses of the Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, Rule 12b-1 distribution and service fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, and extraordinary expenses. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.85000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.82875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.80750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.78625%
Fund net assets greater than $10 billion	0.76500%
The Trust, on behalf of the Fund, and First Trust have retained First Trust Global Portfolios Limited (“FTGP” or the “Sub-Advisor”), an affiliate of First Trust, to serve as investment sub-advisor. In this capacity, FTGP is responsible for the selection and ongoing monitoring of the securities in the Fund’s investment portfolio. FTGP receives a sub-advisory fee equal to 40% of any remaining monthly unitary fee paid to the Advisor after the Fund’s average expenses accrued during the most recent twelve months are subtracted from the unitary fee for that month.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNY is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for the Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Notes to Financial Statements (Continued)
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
April 30, 2026 (Unaudited)
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation, prior to January 1, 2026, allocated pro rata among each fund in the First Trust Fund Complex based on net assets, and effective January 1, 2026, allocated equally among each fund in the First Trust Fund Complex. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended April 30, 2026, the cost of purchases and proceeds from sales of investments, excluding short-term investments, derivatives, and in-kind transactions, were $128,754,706 and $38,598,250, respectively.
For the six months ended April 30, 2026, the Fund had no in-kind transactions.
5. Borrowings
The Trust, on behalf of the Fund, along with First Trust Exchange-Traded Fund IV, First Trust Series Fund and First Trust Variable Insurance Trust, has a credit agreement with BNY (the “Credit Agreement”) as administrative agent for a group of lenders. The borrowing rate is the higher of the federal funds effective rate and the adjusted daily simple SOFR rate plus 1.00%. The commitment amount under the Credit Agreement is $620 million and such commitment amount may be increased up to $700 million with the consent of one or more lenders. BNY charges on behalf of the lenders a commitment fee of 0.15% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans and an agency fee. The commitment fee and agency fee are allocated amongst the funds that have access to the credit line pursuant to procedures approved by the Board of Trustees. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not draw on the credit line during the six months ended April 30, 2026.
6. Derivative Transactions
The following table presents the types of derivatives held by the Fund at April 30, 2026, the primary underlying risk exposure and the location of these instruments as presented on the Statement of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Forward foreign currency contracts	Currency Risk	Unrealized appreciation on forward foreign currency contracts	$418,983	Unrealized depreciation on forward foreign currency contracts	$852,802
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended April 30, 2026, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statement of Operations Location
Currency Risk Exposure
Net realized gain (loss) on forward foreign currency contracts	$3,147,587
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	(800,994)
The average notional value of forward foreign currency contracts during the six months ended April 30, 2026, which is indicative of the volume of this derivative type, was $106,388,376.

Notes to Financial Statements (Continued)
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
April 30, 2026 (Unaudited)
7. Offsetting on the Statement of Assets and Liabilities
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statement of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statement of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
At April 30, 2026, derivative assets and liabilities (by type) on a gross basis are as follows:

	Gross Amount of Recognized Assets	Gross Amount Offset in the Statement of Assets and Liabilities	Net Amount of Assets Presented in the Statement of Assets and Liabilities	Gross Amount Not Offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Cash Collateral Received
Forward Foreign Currency Contracts*	$418,983	$—	$418,983	$(418,983)	$—	$—

	Gross Amount of Recognized Liabilities	Gross Amount Offset in the Statement of Assets and Liabilities	Net Amount of Liabilities Presented in the Statement of Assets and Liabilities	Gross Amount Not Offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Cash Collateral Pledged
Forward Foreign Currency Contracts*	$(852,802)	$—	$(852,802)	$418,983	$—	$(433,819)

*	The respective Counterparties for each contract are disclosed in the Forward Foreign Currency Contracts table in the Portfolio of Investments.
8. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

Notes to Financial Statements (Continued)
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
April 30, 2026 (Unaudited)
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
9. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before February 28, 2027.
10. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
April 30, 2026 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the six months ended April 30, 2026.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of the Fund during the six months ended April 30, 2026.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees of the Fund are compensated through the unitary management fee paid by the Fund to the advisor and not directly by the Fund. The investment advisory fee paid is included in the Statement of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended April 30, 2026

First Trust Exchange-Traded Fund III

First Trust RiverFront Dynamic Developed International ETF (RFDI)
First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)

First Trust Exchange-Traded Fund III
Semi-Annual Financial Statements and Other Information
April 30, 2026
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund III (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments
April 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 98.9%
	Australia — 7.9%
186,381	APA Group (AUD) (c)	$1,392,301
41,632	BHP Group Ltd. (AUD) (c)	1,647,762
48,628	Coles Group Ltd. (AUD) (c)	775,030
50,614	Fortescue Ltd. (AUD) (c)	729,501
114,407	Harvey Norman Holdings Ltd. (AUD) (c)	373,925
13,081	JB Hi-Fi Ltd. (AUD) (c)	730,531
148,870	Medibank Pvt., Ltd. (AUD) (c)	506,206
167,622	Metcash Ltd. (AUD) (c)	330,074
8,838	Rio Tinto Ltd. (AUD) (c)	1,082,559
165,148	Stockland (AUD) (c)	484,327
89,257	Super Retail Group Ltd. (AUD) (c)	767,476
323,995	Ventia Services Group Pty Ltd. (AUD) (c)	1,247,273
302,642	Vicinity Ltd. (AUD) (c)	550,345
21,604	Wesfarmers Ltd. (AUD) (c)	1,147,652
11,198	Woodside Energy Group Ltd. (AUD) (c)	267,717
		12,032,679
	Austria — 0.2%
12,077	Wienerberger AG (EUR) (c)	350,164
	Belgium — 0.2%
30,190	Proximus SADP (EUR)	230,666
	Bermuda — 0.2%
15,992	Orient Overseas International Ltd. (HKD) (c)	279,190
	Canada — 3.1%
24,689	ARC Resources Ltd. (CAD)	585,622
78,303	B2Gold Corp. (CAD)	353,944
33,058	Canadian Natural Resources Ltd. (CAD)	1,578,003
3,397	George Weston Ltd. (CAD)	245,156
19,163	Pembina Pipeline Corp. (CAD)	892,021
15,391	Suncor Energy, Inc. (CAD)	1,054,658
		4,709,404
	Cayman Islands — 0.7%
128,561	CK Hutchison Holdings Ltd. (HKD) (c)	1,073,509
	Denmark — 1.1%
244	A.P. Moller - Maersk A/S, Class A (DKK)	572,526
244	A.P. Moller - Maersk A/S, Class B (DKK)	578,083
13,924	Novo Nordisk A/S, Class B (DKK) (c)	592,271
		1,742,880
	Finland — 2.1%
5,703	Elisa Oyj (EUR) (c)	276,984
Shares	Description	Value

	Finland (Continued)
105,856	Nordea Bank Abp (EUR) (c)	$1,990,617
11,082	Orion Oyj, Class B (EUR) (c)	895,300
		3,162,901
	France — 7.9%
28,243	AXA S.A. (EUR) (c)	1,361,466
23,286	BNP Paribas S.A. (EUR) (c)	2,445,539
1,730	Christian Dior SE (EUR) (c)	866,794
55,625	Credit Agricole S.A. (EUR) (c)	1,086,477
11,499	FDJ UNITED (EUR) (c)	312,396
451	Hermes International S.C.A. (EUR) (c)	862,812
1,286	LVMH Moet Hennessy Louis Vuitton SE (EUR) (c)	686,996
2,504	Sanofi S.A. (EUR) (c)	234,316
31,399	TotalEnergies SE (EUR) (c)	2,919,287
8,852	Vinci S.A. (EUR) (c)	1,338,625
		12,114,708
	Germany — 6.0%
5,416	Allianz SE (EUR) (c)	2,473,671
14,109	Bayer AG (EUR) (c)	632,618
7,722	Bayerische Motoren Werke AG (EUR) (c)	706,667
57,014	Deutsche Bank AG (EUR) (c)	1,771,376
19,467	DHL Group (EUR) (c)	1,152,728
22,017	Fresenius SE & Co. KGaA (EUR) (c)	1,066,278
1,539	Hapag-Lloyd AG (EUR) (c) (d) (e)	199,268
13,960	Mercedes-Benz Group AG (EUR) (c)	813,733
1,620	SAP SE (EUR) (c)	271,988
		9,088,327
	Greece — 0.8%
25,826	Eurobank S.A. (EUR) (c)	112,371
54,982	Hellenic Telecommunications Organization S.A. (EUR) (c)	1,175,510
		1,287,881
	Israel — 0.8%
9,572	First International Bank Of Israel (The) Ltd. (ILS) (c)	800,599
68,927	ICL Group Ltd. (ILS) (c)	369,082
		1,169,681
	Italy — 6.1%
21,550	ACEA S.p.A. (EUR) (c)	565,446
17,559	Azimut Holding S.p.A. (EUR) (c)	745,645
44,159	Banca Mediolanum S.p.A. (EUR) (c)	967,898
124,427	BPER Banca S.p.A. (EUR) (c)	1,836,770
51,336	Eni S.p.A. (EUR) (c)	1,451,603
See Notes to Financial Statements

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Italy (Continued)
77,903	Pirelli & C S.p.A. (EUR) (c) (d) (e)	$535,835
48,026	Poste Italiane S.p.A. (EUR) (c) (d) (e)	1,274,804
70,447	Unipol Assicurazioni S.p.A. (EUR) (c)	1,840,689
		9,218,690
	Japan — 21.1%
27,600	Advantest Corp. (JPY) (c)	5,153,433
24,600	Bandai Namco Holdings, Inc. (JPY) (c)	564,700
23,500	Chugai Pharmaceutical Co., Ltd. (JPY) (c)	1,253,241
3,600	Disco Corp. (JPY) (c)	1,712,817
3,500	Fast Retailing Co., Ltd. (JPY) (c)	1,647,609
89,600	Honda Motor Co., Ltd. (JPY) (c)	727,054
7,100	Hoya Corp. (JPY) (c)	1,325,881
122,700	ITOCHU Corp. (JPY) (c)	1,520,635
614	Japan Metropolitan Fund Invest (JPY)	454,161
34,900	Japan Tobacco, Inc. (JPY) (c)	1,300,190
48,800	KDDI Corp. (JPY) (c)	798,590
13,800	Mitsui OSK Lines Ltd. (JPY) (c)	521,283
49,300	Mizuho Financial Group, Inc. (JPY) (c)	2,120,034
59,100	MS&AD Insurance Group Holdings, Inc. (JPY) (c)	1,519,703
13,850	Nintendo Co., Ltd. (JPY) (c)	677,527
24,300	Nippon Yusen KK (JPY) (c)	873,310
13,800	Niterra Co., Ltd. (JPY) (c)	745,966
591,700	NTT, Inc. (JPY) (c)	576,352
17,400	Obic Co., Ltd. (JPY) (c)	462,373
3,500	Oracle Corp. Japan (JPY) (c)	194,757
41,500	ORIX Corp. (JPY) (c)	1,396,744
27,100	Recruit Holdings Co., Ltd. (JPY) (c)	1,255,407
14,200	SCREEN Holdings Co., Ltd. (JPY) (c)	941,475
17,400	Sega Sammy Holdings, Inc. (JPY) (c)	252,259
28,200	Sekisui House Ltd. (JPY) (c)	614,026
32,500	Shionogi & Co., Ltd. (JPY) (c)	656,596
352,000	SoftBank Corp. (JPY) (c)	495,429
24,800	Takeda Pharmaceutical Co., Ltd. (JPY) (c)	829,133
21,200	Tokyo Gas Co., Ltd. (JPY) (c)	900,361
35,200	USS Co., Ltd. (JPY)	381,106
42,100	ZOZO, Inc. (JPY)	283,437
		32,155,589
Shares	Description	Value

	Jersey — 0.5%
108,215	B&M European Value Retail PLC (GBP) (c)	$247,272
145,619	Man Group PLC (GBP) (c)	503,164
		750,436
	Netherlands — 3.4%
2,118	ASML Holding N.V. (EUR) (c)	3,061,677
1,782	Ferrari N.V. (EUR) (c)	616,665
157,531	Koninklijke KPN N.V. (EUR) (c)	842,407
5,396	Magnum Ice Cream (The) Co. N.V. (GBP) (f)	78,713
82,593	Stellantis N.V. (EUR) (c) (f)	606,068
		5,205,530
	New Zealand — 0.1%
139,070	Spark New Zealand Ltd. (NZD)	170,884
	Norway — 0.7%
27,052	Equinor ASA (NOK) (c)	1,100,942
	Portugal — 0.2%
78,158	Navigator (The) Co., S.A. (EUR) (c)	307,328
	Singapore — 1.2%
48,398	Hafnia Ltd. (NOK)	429,144
176,900	Keppel DC REIT (SGD) (c)	327,395
230,100	Singapore Airlines Ltd. (SGD) (c)	1,139,623
		1,896,162
	Spain — 2.9%
109,459	Banco Bilbao Vizcaya Argentaria S.A. (EUR) (c)	2,417,126
31,143	Endesa S.A. (EUR)	1,395,887
14,549	Logista Integral S.A. (EUR) (c)	568,405
		4,381,418
	Switzerland — 9.0%
28,036	ABB Ltd. (CHF) (c)	2,835,554
23,182	Allwyn AG (EUR) (c)	331,065
28,767	EFG International AG (CHF) (c)	618,944
2,301	Kuehne + Nagel International AG (CHF) (c)	540,429
12,225	Nestle S.A. (CHF) (c)	1,237,655
21,093	Novartis AG (CHF) (c)	3,117,328
1,736	Roche Holding AG (CHF) (c)	726,102
1,231	Roche Holding AG (CHF) (c)	501,633
4,223	Sandoz Group AG (CHF) (c)	338,741
7,313	SGS S.A. (CHF) (c)	792,364
59,754	UBS Group AG (CHF) (c)	2,644,222
		13,684,037
	United Kingdom — 22.7%
30,879	3i Group PLC (GBP) (c)	1,073,901
4,963	AstraZeneca PLC (GBP) (c)	941,591
438,089	Barclays PLC (GBP) (c)	2,575,047
See Notes to Financial Statements

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	United Kingdom (Continued)
75,535	Barratt Redrow PLC (GBP) (c)	$257,253
20,112	Big Yellow Group PLC (GBP) (c)	247,053
32,490	BP PLC, ADR	1,539,376
309,619	BP PLC (GBP) (c)	2,450,889
28,078	British American Tobacco PLC (GBP) (c)	1,653,646
150,424	BT Group PLC (GBP) (c)	442,221
570,647	Centrica PLC (GBP)	1,667,936
74,354	Evraz PLC (GBP) (c) (f) (g) (h)	0
2,230	GSK PLC (GBP) (c)	58,465
258,478	HSBC Holdings PLC (GBP) (c)	4,755,943
45,688	IG Group Holdings PLC (GBP) (c)	933,638
32,312	Imperial Brands PLC (GBP) (c)	1,227,617
26,056	Inchcape PLC (GBP)	292,935
49,332	Investec PLC (GBP) (c)	424,092
99,723	J Sainsbury PLC (GBP) (c)	445,607
25,447	Mondi PLC (GBP) (c)	262,903
64,861	National Grid PLC (GBP) (c)	1,161,048
234,174	NatWest Group PLC (GBP) (c)	1,867,740
137,618	OSB Group PLC (GBP) (c)	989,301
24,976	Reckitt Benckiser Group PLC (GBP) (c)	1,589,186
17,793	Rio Tinto PLC (GBP) (c)	1,792,403
87,560	Safestore Holdings PLC (GBP) (c)	800,429
75,149	Shell PLC (GBP) (c)	3,416,780
291,932	Taylor Wimpey PLC (GBP) (c)	308,805
23,988	Unilever PLC (GBP) (c)	1,398,861
		34,574,666
	Total Common Stocks	150,687,672
	(Cost $103,453,455)
MONEY MARKET FUNDS — 0.2%
358,717	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (i)	358,717
	(Cost $358,717)

	Total Investments — 99.1%	151,046,389
	(Cost $103,812,172)
	Net Other Assets and Liabilities — 0.9%	1,381,541
	Net Assets — 100.0%	$152,427,930

(a)	Portfolio securities are categorized based upon their country of incorporation.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At April 30, 2026, securities noted
as such are valued at $137,903,414 or 90.5% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Non-income producing security.
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(i)	Rate shown reflects yield as of April 30, 2026.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
ILS	– Israeli Shekel
JPY	– Japanese Yen
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
SGD	– Singapore Dollar
USD	– United States Dollar

See Notes to Financial Statements

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Currency Exposure Diversification	% of Total Investments
EUR	30.2%
GBP	22.4
JPY	21.3
CHF	8.8
AUD	8.0
CAD	3.1
USD	1.2
DKK	1.2
NOK	1.0
SGD	1.0
HKD	0.9
ILS	0.8
NZD	0.1
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Belgium	$230,666	$230,666	$—	$—
Canada	4,709,404	4,709,404	—	—
Denmark	1,742,880	1,150,609	592,271	—
Japan	32,155,589	1,118,704	31,036,885	—
Netherlands	5,205,530	78,713	5,126,817	—
New Zealand	170,884	170,884	—	—
Singapore	1,896,162	429,144	1,467,018	—
Spain	4,381,418	1,395,887	2,985,531	—
United Kingdom	34,574,666	3,500,247	31,074,419	— **
Other Country Categories*	65,620,473	—	65,620,473	—
Money Market Funds	358,717	358,717	—	—
Total Investments	$151,046,389	$13,142,975	$137,903,414	$— **

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments
April 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 94.5%
	Bermuda — 0.9%
359,310	COSCO SHIPPING Ports Ltd. (HKD) (c)	$250,660
23,991	Orient Overseas International Ltd. (HKD) (c)	418,837
		669,497
	Brazil — 4.3%
93,991	Banco do Brasil S.A. (BRL)	421,572
69,900	BB Seguridade Participacoes S.A. (BRL)	478,253
64,660	Fleury S.A. (BRL)	209,971
86,494	Petroleo Brasileiro S.A. - Petrobras (BRL)	955,979
43,414	Suzano S.A. (BRL)	384,359
52,516	Vale S.A. (BRL)	860,949
		3,311,083
	Cayman Islands — 8.8%
101,356	Alibaba Group Holding Ltd. (HKD) (c)	1,670,450
34,127	ANTA Sports Products Ltd. (HKD) (c)	357,515
155,566	China Medical System Holdings Ltd. (HKD) (c)	255,723
383,971	Fufeng Group Ltd. (HKD) (c)	321,964
498,820	Haidilao International Holding Ltd. (HKD) (c) (d) (e)	920,005
17,153	Meituan, Class B (HKD) (c) (d) (e) (f)	184,552
44,196	Tencent Holdings Ltd. (HKD) (c)	2,684,123
230,573	Topsports International Holdings Ltd. (HKD) (c) (d) (e)	88,371
137,608	Wisdom Marine Lines Co., Ltd. (TWD) (c)	312,150
		6,794,853
	Chile — 1.3%
3,987,175	Banco de Chile (CLP)	747,443
3,234,779	Enel Chile S.A. (CLP)	290,473
		1,037,916
	China — 2.2%
1,871,506	Industrial & Commercial Bank of China Ltd., Class H (HKD) (c)	1,686,134
	Greece — 1.3%
138,373	Eurobank S.A. (EUR) (c)	602,071
8,915	Motor Oil Hellas Corinth Refineries S.A. (EUR) (c)	397,925
		999,996
	Hong Kong — 1.5%
169,321	China Merchants Port Holdings Co., Ltd. (HKD) (c)	336,776
Shares	Description	Value

	Hong Kong (Continued)
288,991	China Resources Pharmaceutical Group Ltd. (HKD) (c) (d) (e)	$193,990
414,081	Lenovo Group Ltd. (HKD) (c)	622,663
		1,153,429
	India — 15.5%
65,157	Bajaj Finance Ltd. (INR) (c)	647,181
169,955	Bank of Baroda (INR) (c)	474,180
193,900	Bharat Petroleum Corp., Ltd. (INR) (c)	617,412
7,835	Britannia Industries Ltd. (INR)	472,674
82,532	CG Power & Industrial Solutions Ltd. (INR) (c)	709,020
13,893	Eicher Motors Ltd. (INR) (c)	1,045,377
35,171	HCL Technologies Ltd. (INR) (c)	447,338
20,722	Hindustan Unilever Ltd. (INR) (c)	492,619
72,523	ICICI Bank Ltd. (INR) (c)	973,138
28,106	Indian Railway Catering & Tourism Corp., Ltd. (INR) (c)	160,552
2,974	Infosys Ltd. (INR) (c)	37,440
15,543	InterGlobe Aviation Ltd. (INR) (c) (d) (e)	709,852
9,394	ITC Hotels Ltd. (INR) (c) (f)	15,993
94,622	ITC Ltd. (INR) (c)	315,048
19,394	Kwality Wall’s India Ltd. (INR) (f)	5,564
39,629	LIC Housing Finance Ltd. (INR) (c)	232,836
2,892	LTM Ltd. (INR) (c) (d) (e)	131,136
71,150	Malco Energy Ltd. (INR) (c) (f) (g) (h)	23,868
77,422	REC Ltd. (INR) (c)	290,696
19,791	Reliance Industries Ltd. (INR) (c)	300,158
94,720	Shriram Finance Ltd. (INR) (c)	942,047
69,064	State Bank of India (INR) (c)	781,183
35,410	Sun Pharmaceutical Industries Ltd. (INR) (c)	678,307
71,150	Talwandi Sabo Power Ltd. (INR) (c) (f) (g) (h)	25,008
16,258	Tata Consultancy Services Ltd. (INR) (c)	426,648
13,371	Titan Co., Ltd. (INR) (c)	620,744
71,150	Vedanta Aluminium Metal Ltd. (INR) (c) (f) (g) (h)	277,917
71,150	Vedanta Iron and Steel Ltd. (INR) (c) (f) (g) (h)	10,795
71,150	Vedanta Ltd. (INR) (c)	204,327
		12,069,058
See Notes to Financial Statements

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Indonesia — 0.5%
1,388,411	Alamtri Resources Indonesia Tbk PT (IDR) (c)	$202,491
442,122	Indofood Sukses Makmur Tbk PT (IDR)	172,405
		374,896
	Israel — 1.9%
44,477	Bank Hapoalim BM (ILS) (c)	1,193,319
52,318	ICL Group Ltd. (ILS) (c)	280,146
		1,473,465
	Malaysia — 1.6%
162,200	Alliance Bank Malaysia Bhd (MYR) (c)	190,566
242,600	IOI Corp. Bhd (MYR)	263,888
81,800	MISC Bhd (MYR) (c)	172,584
612,900	Sunway Real Estate Investment Trust (MYR) (c)	379,753
168,000	TIME dotCom Bhd (MYR)	255,500
		1,262,291
	Mexico — 0.5%
58,752	Alsea S.A.B. de C.V. (MXN)	172,942
77,494	Banco del Bajio S.A. (MXN) (d) (e)	242,572
		415,514
	Netherlands — 1.0%
49,731	JBS N.V., BDR (BRL) (f)	795,005
	Philippines — 1.9%
125,310	International Container Terminal Services, Inc. (PHP) (c)	1,452,301
	Poland — 2.4%
10,718	Asseco Poland S.A. (PLN) (c)	540,657
9,327	Bank Handlowy w Warszawie S.A. (PLN)	294,363
27,436	ORLEN S.A. (PLN) (c)	1,008,344
		1,843,364
	Russia — 0.0%
59,735	Rosneft Oil Co. PJSC (RUB) (c) (f) (g) (h)	0
23,602	Severstal PAO (RUB) (c) (f) (g) (h)	0
		0
	Saudi Arabia — 0.6%
12,553	SABIC Agri-Nutrients Co. (SAR) (c)	488,123
	Singapore — 1.5%
86,500	Sembcorp Industries Ltd. (SGD) (c)	453,947
147,500	Singapore Airlines Ltd. (SGD) (c)	730,527
		1,184,474
Shares	Description	Value

	South Africa — 1.1%
3,003	Absa Group Ltd. (ZAR) (c)	$42,105
34,341	Exxaro Resources Ltd. (ZAR) (c)	453,282
17,396	Kumba Iron Ore Ltd. (ZAR) (c)	326,289
		821,676
	South Korea — 5.5%
3,352	Hyundai Motor Co. (KRW) (c)	1,214,965
11,417	Kia Corp. (KRW) (c)	1,177,570
4,526	KT Corp. (KRW) (c)	186,466
11,165	Meritz Financial Group, Inc. (KRW) (c) (f)	844,969
279	Samsung Biologics Co., Ltd. (KRW) (c) (d) (e) (f)	278,174
151	Samsung Episholdings Co., Ltd. (KRW) (c) (f)	55,774
4,650	Samsung SDS Co., Ltd. (KRW) (c)	526,335
		4,284,253
	Switzerland — 0.2%
13,237	Allwyn AG (EUR) (c)	189,039
	Taiwan — 33.3%
13,267	Bora Pharmaceuticals Co., Ltd. (TWD) (c)	172,522
61,977	Chicony Electronics Co., Ltd. (TWD) (c)	244,038
117,542	Evergreen Marine Corp. Taiwan Ltd. (TWD) (c)	751,936
10,738	Global Unichip Corp. (TWD) (c)	1,484,663
23,457	International Games System Co., Ltd. (TWD) (c)	557,552
10,622	Jentech Precision Industrial Co., Ltd. (TWD) (c)	1,849,248
32,048	MediaTek, Inc. (TWD) (c)	2,675,420
28,607	Nan Ya Printed Circuit Board Corp. (TWD) (c)	926,532
36,132	Realtek Semiconductor Corp. (TWD) (c)	616,861
39,046	Sino-American Silicon Products, Inc. (TWD) (c)	169,062
180,011	Taiwan Semiconductor Manufacturing Co., Ltd. (TWD) (c)	12,496,700
37,662	Tripod Technology Corp. (TWD) (c)	542,605
102,997	Unimicron Technology Corp. (TWD) (c)	2,925,459
2,889	Wiwynn Corp. (TWD) (c)	433,756
		25,846,354
	Thailand — 3.2%
210,700	Kasikornbank PCL, NVDR (THB)	1,253,955
206,900	Kasikornbank PCL (THB)	1,231,340
		2,485,295
See Notes to Financial Statements

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Turkiye — 3.5%
423,666	Akbank T.A.S. (TRY) (c)	$686,149
145,478	Aksa Enerji Uretim A/S (TRY) (c) (f)	265,062
50,119	Torunlar Gayrimenkul Yatirim Ortakligi A/S (TRY)	108,702
162,634	Turkiye Petrol Rafinerileri A/S (TRY) (c)	977,721
865,994	Yapi ve Kredi Bankasi A/S (TRY) (c) (f)	709,945
		2,747,579
	Total Common Stocks	73,385,595
	(Cost $53,214,979)
EXCHANGE-TRADED FUNDS (a) — 5.0%
	United States — 5.0%
1,994	iShares Core MSCI Emerging Markets ETF	156,509
Shares	Description	Value

	United States (Continued)
47,664	iShares MSCI China ETF	$2,744,017
10,478	State Street SPDR S&P China ETF	1,008,088
	Total Exchange-Traded Funds	3,908,614
	(Cost $3,868,852)
MONEY MARKET FUNDS — 0.6%
455,407	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (i)	455,407
	(Cost $455,407)

	Total Investments — 100.1%	77,749,616
	(Cost $57,539,238)
	Net Other Assets and Liabilities — (0.1)%	(106,897)
	Net Assets — 100.0%	$77,642,719
Forward Foreign Currency Contracts at April 30, 2026 (See Note 2C - Forward Foreign Currency Contracts in the Notes to Financial Statements):

Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 4/30/2026	Sale Value as of 4/30/2026	Unrealized Appreciation (Depreciation)
05/29/2026	SG	USD	4,445,710	TWD	140,500,000	$4,445,710	$4,442,613	$3,097

(a)	Portfolio securities are categorized based upon their country of incorporation.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At April 30, 2026, securities noted
as such are valued at $63,767,686 or 82.1% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Non-income producing security.
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(i)	Rate shown reflects yield as of April 30, 2026.

See Notes to Financial Statements

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
BDR	– Brazilian Depositary Receipt
BRL	– Brazilian Real
CLP	– Chilean Peso
EUR	– Euro
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel
INR	– Indian Rupee
KRW	– South Korean Won
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NVDR	– Non-Voting Depositary Receipt
PHP	– Philippine Peso
PLN	– Polish Zloty
RUB	– Russian Ruble
SAR	– Saudi Riyal
SG	– Societe Generale
SGD	– Singapore Dollar
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

Currency Exposure Diversification	% of Total Investments‡
TWD	27.9%
INR	15.5
HKD	12.9
USD	11.3
KRW	5.5
BRL	5.3
TRY	3.5
THB	3.2
PLN	2.4
ILS	1.9
PHP	1.9
MYR	1.6
EUR	1.5
SGD	1.5
CLP	1.3
ZAR	1.1
SAR	0.6
MXN	0.6
IDR	0.5
RUB	0.0‡‡
Total	100.0%

‡	The weightings include the impact of currency forwards.
‡‡	Investments are valued at $0.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Brazil	$3,311,083	$3,311,083	$—	$—
Chile	1,037,916	1,037,916	—	—
India	12,069,058	478,238	11,253,232	337,588
Indonesia	374,896	172,405	202,491	—
Malaysia	1,262,291	519,388	742,903	—
Mexico	415,514	415,514	—	—
Netherlands	795,005	795,005	—	—
Poland	1,843,364	294,363	1,549,001	—
Russia	— **	—	—	— **
Turkiye	2,747,579	108,702	2,638,877	—
Other Country Categories*	49,528,889	—	49,528,889	—
Exchange-Traded Funds*	3,908,614	3,908,614	—	—
Money Market Funds	455,407	455,407	—	—
Total Investments	77,749,616	11,496,635	65,915,393	337,588
Forward Foreign Currency Contracts	3,097	—	3,097	—
Total	$77,752,713	$11,496,635	$65,918,490	$337,588

*	See Portfolio of Investments for country breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Assets and Liabilities
April 30, 2026 (Unaudited)

	First Trust RiverFront Dynamic Developed International ETF (RFDI)	First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
ASSETS:
Investments, at value	$151,046,389	$77,749,616
Cash	176,678	—
Foreign currency, at value	172,141	14,181
Unrealized appreciation on forward foreign currency contracts	—	3,097
Receivables:
Dividends	573,930	187,114
Reclaims	561,205	13,675
Total Assets	152,530,343	77,967,683

LIABILITIES:
Due to broker	—	1,081
Payables:
Investment advisory fees	102,413	57,830
Deferred foreign capital gains tax	—	266,053
Total Liabilities	102,413	324,964
NET ASSETS	$152,427,930	$77,642,719

NET ASSETS consist of:
Paid-in capital	$184,970,547	$79,233,004
Par value	17,674	8,500
Accumulated distributable earnings (loss)	(32,560,291)	(1,598,785)
NET ASSETS	$152,427,930	$77,642,719
NET ASSET VALUE, per share	$86.24	$91.34
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	1,767,387	850,002
Investments, at cost	$103,812,172	$57,539,238
Foreign currency, at cost (proceeds)	$173,828	$14,181
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Operations
For the Six Months Ended April 30, 2026 (Unaudited)

	First Trust RiverFront Dynamic Developed International ETF (RFDI)	First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
INVESTMENT INCOME:
Dividends	$2,890,905	$1,285,973
Foreign withholding tax	(178,502)	(110,166)
Total investment income	2,712,403	1,175,807

EXPENSES:
Investment advisory fees	590,264	284,236
Other expenses	94	24
Total expenses	590,358	284,260
NET INVESTMENT INCOME (LOSS)	2,122,045	891,547

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	1,326,611	192,521
Forward foreign currency contracts	—	74,077
Foreign currency transactions	(8,870)	(18,782)
Foreign capital gains tax	—	(2,891)
Net realized gain (loss)	1,317,741	244,925
Net change in unrealized appreciation (depreciation) on:
Investments	13,911,967	9,211,028
Forward foreign currency contracts	—	(520)
Foreign currency translation	23,771	(1,578)
Deferred foreign capital gains tax	—	85,773
Net change in unrealized appreciation (depreciation)	13,935,738	9,294,703
NET REALIZED AND UNREALIZED GAIN (LOSS)	15,253,479	9,539,628
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$17,375,524	$10,431,175
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Changes in Net Assets

	First Trust RiverFront Dynamic Developed International ETF (RFDI)		First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
	Six Months Ended 4/30/2026 (Unaudited)	Year Ended 10/31/2025	Six Months Ended 4/30/2026 (Unaudited)	Year Ended 10/31/2025
OPERATIONS:
Net investment income (loss)	$2,122,045	$3,836,411	$891,547	$950,760
Net realized gain (loss)	1,317,741	5,596,615	244,925	64,273
Net change in unrealized appreciation (depreciation)	13,935,738	17,847,334	9,294,703	6,937,934
Net increase (decrease) in net assets resulting from operations	17,375,524	27,280,360	10,431,175	7,952,967

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(2,326,624)	(4,879,241)	(462,646)	(1,071,109)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	4,240,148	17,280,292	16,853,577	14,827,082
Cost of shares redeemed	—	(26,630,763)	—	—
Net increase (decrease) in net assets resulting from shareholder transactions	4,240,148	(9,350,471)	16,853,577	14,827,082
Total increase (decrease) in net assets	19,289,048	13,050,648	26,822,106	21,708,940

NET ASSETS:
Beginning of period	133,138,882	120,088,234	50,820,613	29,111,673
End of period	$152,427,930	$133,138,882	$77,642,719	$50,820,613

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	1,717,387	1,867,387	650,002	450,002
Shares sold	50,000	250,000	200,000	200,000
Shares redeemed	—	(400,000)	—	—
Shares outstanding, end of period	1,767,387	1,717,387	850,002	650,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Financial Highlights
For a share outstanding throughout each period
First Trust RiverFront Dynamic Developed International ETF (RFDI)

	Six Months Ended 4/30/2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$77.52	$64.31	$53.69	$49.10	$72.52	$54.60
Income from investment operations:
Net investment income (loss)	1.22 (a)	2.28 (a)	2.02 (a)	1.92 (a)	2.23	1.21
Net realized and unrealized gain (loss)	8.84	13.86	10.81	4.54	(22.22)	17.89
Total from investment operations	10.06	16.14	12.83	6.46	(19.99)	19.10
Distributions paid to shareholders from:
Net investment income	(1.34)	(2.93)	(2.21)	(1.87)	(3.43)	(1.18)
Net asset value, end of period	$86.24	$77.52	$64.31	$53.69	$49.10	$72.52
Total return (b)	13.10%	25.83%	23.93%	13.03%	(28.21)%	35.11%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$152,428	$133,139	$120,088	$110,989	$121,147	$175,317
Ratio of total expenses to average net assets	0.83% (c)	0.84% (d)	0.83%	0.83%	0.83%	0.83%
Ratio of net investment income (loss) to average net assets	2.98% (c)	3.29%	3.19%	3.45%	3.61%	1.79%
Portfolio turnover rate (e)	2%	3%	20%	81%	95%	45%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.83%.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)

	Six Months Ended 4/30/2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$78.19	$64.69	$52.49	$47.68	$67.67	$61.57
Income from investment operations:
Net investment income (loss)	1.22 (a)	1.95 (a)	1.68 (a)	2.48 (a)	3.48	1.61
Net realized and unrealized gain (loss)	12.63	13.71	12.21	5.10	(20.11)	5.85
Total from investment operations	13.85	15.66	13.89	7.58	(16.63)	7.46
Distributions paid to shareholders from:
Net investment income	(0.70)	(2.16)	(1.69)	(2.77)	(3.36)	(1.36)
Net asset value, end of period	$91.34	$78.19	$64.69	$52.49	$47.68	$67.67
Total return (b)	17.86%	24.73%	26.53%	16.00%	(24.97)%	12.01%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$77,643	$50,821	$29,112	$31,491	$28,608	$47,372
Ratio of total expenses to average net assets	0.95% (c)	0.96% (d)	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets	2.98% (c)	2.83%	2.71%	4.63%	5.47%	2.19%
Portfolio turnover rate (e)	2%	4%	27%	90%	75%	32%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.95%.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund III
April 30, 2026 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the two funds (each a “Fund” and collectively, the “Funds”) listed below, each a diversified series of the Trust. The shares of each Fund are listed and traded on Nasdaq, Inc. (“Nasdaq”).

First Trust RiverFront Dynamic Developed International ETF – (ticker “RFDI”)
First Trust RiverFront Dynamic Emerging Markets ETF – (ticker “RFEM”)
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
Each Fund is an actively-managed exchange-traded fund. The investment objective of each Fund is to provide capital appreciation.
Under normal market conditions, RFDI seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in a portfolio of equity securities of developed market companies, including through investments in common stocks, depositary receipts, common and preferred shares of real estate investment trusts (“REITs”), and forward foreign currency exchange contracts and currency spot transactions used to hedge the Fund’s exposure to the currencies in which the equity securities of such developed market companies are denominated.
Under normal market conditions, RFEM seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in a portfolio of equity securities of emerging market companies, including through investments in common stocks, depositary receipts, common and preferred shares of REITs, and forward foreign currency exchange contracts and currency spot transactions used to hedge the Fund’s exposure to the currencies in which the equity securities of such emerging market companies are denominated.
There can be no assurance that a Fund will achieve its investment objective. The Funds may not be appropriate for all investors.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
April 30, 2026 (Unaudited)
Common stocks, exchange-traded funds and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Shares of open-end funds are valued based on NAV per share.
Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety, and one-hundred eighty day forward rates provided by a third-party pricing service.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
 1)
the last sale price on the exchange on which they are principally traded;
 2)
the value of similar foreign securities traded on other foreign markets;
 3)
ADR trading of similar securities;
 4)
closed-end fund or exchange-traded fund trading of similar securities;
 5)
foreign currency exchange activity;
 6)
the trading prices of financial products that are tied to baskets of foreign securities;
 7)
factors relating to the event that precipitated the pricing problem;
 8)
whether the event is likely to recur;
 9)
whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
10)
other relevant factors.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
April 30, 2026 (Unaudited)
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of April 30, 2026, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in REITs may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Forward Foreign Currency Contracts
Each Fund is subject to foreign currency risk in the normal course of pursuing its investment objective. Forward foreign currency contracts are agreements between two parties (“Counterparties”) to exchange one currency for another at a future date and at a specified price. Each Fund uses forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund’s foreign currency exposure. These contracts are valued daily, and a Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in “Unrealized appreciation on forward foreign currency contracts” and “Unrealized depreciation on forward foreign currency contracts” on the Statements of Assets and Liabilities. The change in unrealized appreciation/(depreciation) is included in “Net change in unrealized appreciation (depreciation) on forward foreign currency contracts” on the Statements of Operations. When the forward contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or the cost of) the closing transaction and the Fund’s basis in the contract. This realized gain or loss is included in “Net realized gain (loss) on forward foreign currency contracts” on the Statements of Operations. Risks arise from the possible inability of Counterparties to meet the terms of their contracts and from movement in currency and securities values and

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
April 30, 2026 (Unaudited)
interest rates. Due to the risks, a Fund could incur losses in excess of the net unrealized value shown on the Forward Foreign Currency Contracts table in the Fund’s Portfolio of Investments. In the event of default by the Counterparty, a Fund will provide notice to the Counterparty of the Fund’s intent to convert the currency held by the Fund into the currency that the Counterparty agreed to exchange with the Fund. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, a Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
D. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
E. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended October 31, 2025 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust RiverFront Dynamic Developed International ETF	$4,879,241	$—	$—
First Trust RiverFront Dynamic Emerging Markets ETF	1,071,109	—	—
As of October 31, 2025, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust RiverFront Dynamic Developed International ETF	$1,319,295	$(80,153,287)	$31,224,801
First Trust RiverFront Dynamic Emerging Markets ETF	235,751	(22,005,983)	10,202,918
F. Income and Other Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
April 30, 2026 (Unaudited)
timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
Certain countries assess a capital gains tax on securities sold in their local markets. This tax is accrued as the securities in these foreign markets appreciate in value and is paid at the time of sale to the extent a capital gain is realized. Taxes accrued on securities in an unrealized appreciation position are included in “Net change in unrealized appreciation (depreciation) on deferred foreign capital gains tax” on the Statements of Operations. The capital gains tax paid on securities sold, if any, is included in “Net realized gain (loss) on foreign capital gains tax” on the Statements of Operations.
Capital Gains. India’s Finance Act, 2024 (“Finance Act, 2024”) was enacted into law on July 23, 2024, and amongst the other provisions, it increased long-term and short-term capital gain rates on sales of Indian securities, effective that date. As per the amended provisions, the long-term capital gains on the sale of listed shares (sold on a recognized stock exchange and where Securities Transaction Tax (“STT”) is paid) in excess of INR 0.125 million are taxed at the rate of 12.5% (plus applicable surcharge and cess), increased from 10% (plus applicable surcharge and cess), subject to satisfaction of certain conditions. As a grandfathering measure, the cost of acquisition for the purpose of calculation of long-term capital asset acquired before February 1, 2018 shall be deemed to be the higher of the following: (a) the actual cost of acquisition of such asset; and (b) lower of (i) the fair market value of such asset as on January 31, 2018 and (ii) full value of consideration as received on its transfer/disposal of the equity shares. The highest effective tax rate on long-term capital gains earned by a Fund could be 14.95% in the case of a non-corporate entity and 13.65% in the case of a corporate entity.
In the case of the sale of listed shares (sold on a recognized stock exchange and where STT is paid) held by a Fund for one year or less, the income is classified as short-term capital gains and is taxable at 20% (plus applicable surcharge and cess), increased from 15% (plus applicable surcharge and cess), provided the shares are sold on the stock exchange and subjected to STT. The highest effective tax rate on short-term capital gains earned by a Fund could be 23.92% in the case of a non-corporate entity and 21.84% in the case of a corporate entity.
Short-term capital loss can be set-off against both short-term capital gains and long-term capital gains. However, long-term capital loss can be set-off only against long-term capital gains. The unabsorbed (remaining loss after setting off loss during the year against income of the year) short-term and long-term capital loss can be carried forward for immediately succeeding 8 (eight) assessment years.
Buy back. Finance Act, 2024 has amended the provisions for taxation of buyback of shares and provided that the gains arising on buyback of shares will be considered as deemed dividend in the hands of the shareholder and taxed accordingly. (Prior to enactment of Finance Act, 2024, the shareholders were exempt from tax on any income arising on buyback and distribution tax at the rate of 20% plus applicable surcharge and cess was payable by the Indian Company on buyback of shares). Further, the cost of acquisition in relation to buyback of shares shall be considered as capital loss in the hands of shareholder and the capital loss can be set off against the capital gain income.
Where the sale of shares is outside the stock exchange and not subject to STT, the long-term capital gains continue to be taxed at 10% (plus applicable surcharge and cess) and short-term capital gains are taxed at 30% (plus applicable surcharge and cess).
Dividend income. The dividend income earned by a Fund from Indian Companies shall be chargeable to tax at the rate of 20% (plus applicable surcharge and cess). The highest effective tax rate on dividend income arising to a Fund could be 23.92% in the case of a non-corporate entity and 21.84% in the case of a corporate entity. Note that a Fund will not obtain relief under the US-India tax treaty as the treaty rate of 25% is higher than the domestic rate. Any excess taxes withheld can be offset against capital gains tax liability during the year or claimed as a refund in the annual tax return.
Interest income. Interest Income received from the Indian Investee Company shall be continued to be chargeable to tax at the rate of 20% (plus applicable surcharge and cess).
Other income. Any other income (other than capital gain, dividend, interest) earned by a Fund shall be chargeable to tax at the rate of 35% (earlier taxable at the rate of 40%) (plus applicable surcharge and cess).
Please note that the above description is based on current provisions of Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of a Fund and thus reduce the return to a Fund’s shareholders. There can be no assurance that the Indian tax authorities and/or regulators will not take a

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
April 30, 2026 (Unaudited)
position contrary to the views expressed herein. If the Indian tax authorities and/or regulators take a position contrary to the views expressed herein, adverse unpredictable consequences may follow.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2022, 2023, 2024, and 2025 remain open to federal and state audit. As of April 30, 2026, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2025, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust RiverFront Dynamic Developed International ETF	$80,153,287
First Trust RiverFront Dynamic Emerging Markets ETF	22,005,983
During the taxable year ended October 31, 2025, the following Funds utilized capital loss carryforwards in the following amounts:

Capital Loss Utilized
First Trust RiverFront Dynamic Developed International ETF	$173,053
First Trust RiverFront Dynamic Emerging Markets ETF	163,600
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2025, the Funds had no net late year ordinary or capital losses.
As of April 30, 2026, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust RiverFront Dynamic Developed International ETF	$103,812,172	$52,491,021	$(5,256,804)	$47,234,217
First Trust RiverFront Dynamic Emerging Markets ETF	57,539,238	22,404,056	(2,190,581)	20,213,475
G. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
H. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
April 30, 2026 (Unaudited)
regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for supervising the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
Pursuant to the Investment Management Agreement between First Trust and the Trust, First Trust supervises the investment of the Funds’ assets and is responsible for the expenses of each Fund including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions, acquired fund fees and expenses, if any, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, expenses associated with the execution of portfolio transactions, and extraordinary expenses, which are paid by each respective Fund. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedules:

Breakpoints	RFDI	RFEM
Fund net assets up to and including $2.5 billion	0.83000%	0.95000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.80925%	0.92625%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.78850%	0.90250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.76775%	0.87875%
Fund net assets greater than $10 billion	0.74700%	0.85500%
RiverFront Investment Group, LLC (“RIG” or the “Sub-Advisor”) serves as the Funds’ sub-advisor and manages each Fund’s portfolio subject to First Trust’s supervision. The sub-advisory fee payable to the Sub-Advisor by First Trust out of its annual unitary management fee is reduced at certain breakpoints and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.35000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.34125%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.33250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.32375%
Fund net assets greater than $10 billion	0.31500%
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation, prior to January 1, 2026, allocated pro rata among each fund in the First Trust Fund Complex based on net assets, and effective January 1, 2026, allocated equally among each fund in the First Trust Fund Complex. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
April 30, 2026 (Unaudited)
4. Purchases and Sales of Securities
For the six months ended April 30, 2026, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust RiverFront Dynamic Developed International ETF	$2,401,539	$2,977,392
First Trust RiverFront Dynamic Emerging Markets ETF	14,199,763	1,045,865
For the six months ended April 30, 2026, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust RiverFront Dynamic Developed International ETF	$4,142,160	$—
First Trust RiverFront Dynamic Emerging Markets ETF	3,952,340	—
5. Derivative Transactions
The following table presents the types of derivatives held by the following fund at April 30, 2026, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
RFEM
Forward foreign currency contracts	Currency Risk	Unrealized appreciation on forward foreign currency contracts	$3,097	Unrealized depreciation on forward foreign currency contracts	$—
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended April 30, 2026, on RFEM’s derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statements of Operations Location	RFEM
Currency Risk Exposure
Net realized gain (loss) on forward foreign currency contracts	$74,077
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	(520)
For RFEM, the average notional value of forward foreign currency contracts outstanding during the six months ended April 30, 2026, which is indicative of the volume of this derivative type, was $3,887,123.
The Funds do not have the right to offset financial assets and financial liabilities related to forward foreign currency contracts on the Statements of Assets and Liabilities.
6. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
April 30, 2026 (Unaudited)
reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before February 28, 2027.
8. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were the following subsequent events:
The Board of Trustees for RFDI (the “Fund”) approved a change in the Fund’s name and ticker symbol. This change is expected to become effective on or about August 24, 2026. The Fund’s name will change to “First Trust Active Factor International ETF,” and the Fund’s ticker will change to “AFDM.”
In connection with the change to the Fund’s name, the Fund will adopt a non-fundamental investment policy to invest at least 80% of its net assets (including investment borrowings) in the equity securities of international developed market companies listed and traded on U.S. and non-U.S. exchanges, and will no longer pursue its current dynamic developed international strategy. The Fund will instead seek to follow a multi-factor quantitative methodology to construct a portfolio of securities exhibiting exposure to the value, momentum, quality and low volatility factors. Additionally, the Fund’s annual unitary management fee will be reduced to 0.80% of the Fund’s average daily net assets, the Fund’s portfolio management team will change to members of the First Trust Investment Committee, and the Fund will no longer have a sub-advisor.

Other Information
First Trust Exchange-Traded Fund III
April 30, 2026 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the six months ended April 30, 2026.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of any Fund during the six months ended April 30, 2026.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.

(b) The Financial Highlights is included in the Financial Statements and Other Information filed under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Not applicable to semi-annual reports on Form N-CSR.

(a)(2)	The certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable to the Registrant.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund III
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	July 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	July 9, 2026
By (Signature and Title)*	/s/ Derek D. Maltbie
Derek D. Maltbie, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	July 9, 2026

* Print the name and title of each signing officer under his or her signature.